 REGISTRATION NO. 333-53589/811-08789

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 39	☒

VALIC COMPANY II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

2919 ALLEN PARKWAY

HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

201.324.6369

(REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

KATHLEEN D. FUENTES, ESQ.

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

(NAME AND ADDRESS FOR AGENT FOR SERVICE)

THE CORPORATION TRUST COMPANY

300 East Lombard St.

Baltimore, Maryland 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 29, 2020, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

VALIC Company II
Prospectus, January 1, 2021
Saving : Investing : Planning
VALIC Company II (“VC II”) is a mutual fund complex made up of 15 separate funds (collectively, the “Funds” and each a “Fund”). Each of the Funds has its own investment objective. Each Fund is explained in more detail in their respective Fund Summaries contained herein.
Ticker Symbol
Aggressive Growth Lifestyle Fund	VAGLX
Capital Appreciation Fund	VCCAX
Conservative Growth Lifestyle Fund	VCGLX
Core Bond Fund	VCCBX
Government Money Market II Fund	VIIXX
High Yield Bond Fund	VCHYX
International Opportunities Fund	VISEX
Large Cap Value Fund	VACVX
Mid Cap Growth Fund	VAMGX
Mid Cap Value Fund	VMCVX
Moderate Growth Lifestyle Fund	VMGLX
Small Cap Growth Fund	VASMX
Small Cap Value Fund	VCSVX
Strategic Bond Fund	VCSBX
U.S. Socially Responsible Fund	VCSRX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities, nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.
The following disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.
You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

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Fund Summary: Aggressive Growth Lifestyle Fund
Investment Objective

The Fund seeks growth through investments in a combination of the Funds of VC II and VALIC Company I (“VC I”), another investment company managed by The Variable Annuity Life Insurance Company (“VALIC”) (“Underlying Funds”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses[1]	0.87%
Fee Waivers and/or Expense Reimbursements[2]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.83%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more Underlying Funds.
[2]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$85	$274	$478	$1,069
Portfolio Turnover
The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.
Principal Investment Strategies of the Fund

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds.
Generally, the Fund invests a larger portion of its assets in Underlying Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund. The Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of

Fund Summary: Aggressive Growth Lifestyle Fund
any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund’s indirect holdings may also include fixed-income securities of foreign issuers, real estate and real estate related securities, and money market securities. The Fund’s indirect holdings in fixed-income securities may include high yielding, high risk fixed-income securities (often referred to as “junk bonds”).
Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:
•	Domestic Equity Funds	40% - 70%
•	Fixed-Income Funds	10% - 50%
•	International Equity Funds	0% - 30%
•	Real Estate Funds	0% - 15%
This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.
The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.
The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Funds’ Investment Objectives,
Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.
Active Trading Risk. The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Funds. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Affiliated Fund Risk. The subadviser chooses the Underlying Funds in which the Fund invests. As a result, the subadviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees payable to it by the adviser for subadvising some Underlying Funds are higher than the fees payable to the subadviser by the adviser for subadvising other Underlying Funds. However, the subadviser is subject to the adviser’s oversight and has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.
Equity Securities Risk. The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.
Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by an Underlying Fund is unable to make interest or principal payments.
Foreign Investment Risk. The Underlying Funds may invest in foreign securities. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting

Fund Summary: Aggressive Growth Lifestyle Fund
standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Interest Rate Risk. The Underlying Funds may invest in fixed-income securities. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Underlying Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Fund-of-Funds Risk. The costs of investing in the Fund, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Funds Risk. The risks of the Fund owning the Underlying Funds generally reflect the risks of owning the underlying securities held by the Underlying Funds. Disruptions in the markets for the securities held by the Underlying Funds could result in losses on the Fund’s investment in such securities. The Underlying Funds also have fees that increase their costs versus owning the underlying securities directly. For example, the Fund indirectly pays a portion of the expenses (including management fees and operating expenses) incurred by the Underlying Funds.
Large-Cap Companies Risk. The Underlying Funds may invest in large-cap companies. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Junk Bond Risk. The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as “junk bonds”), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.
Market Risk. The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Underlying Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. The Fund is subject to the risk that the selection of the Underlying Funds and the allocation and reallocation of the Fund’s assets among the various asset classes and market sectors may not produce the desired result.
Real Estate Investments Risk. The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.
Mid-Cap Company Risk. The Underlying Funds may invest in mid-cap companies. Investing primarily in mid-

Fund Summary: Aggressive Growth Lifestyle Fund
cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. The Underlying Funds may invest in small-cap companies. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before an Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Underlying Fund Securities Lending Risk. Certain Underlying Funds may lend portfolio securities to generate additional income. Engaging in securities lending could increase the market and credit risk for an Underlying Fund’s investments. An Underlying Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. An Underlying Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects such Underlying Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or an Underlying Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Underlying Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to an Underlying Fund on a timely basis and the Underlying Fund may therefore lose the opportunity to sell the securities at a desirable price. If an Underlying Fund in which the Fund invests incurs losses as a result of its securities lending activities, the value of the Underlying Fund may decrease, which will have an adverse effect on the Fund.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (8%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 11.46% (quarter ended March 31, 2019) and the lowest return for a quarter was -11.87% (quarter ended December 31, 2018). The year-to-date calendar return as of September 30, 2020 was -1.10%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	23.04%	7.11%	9.11%
Blended Index	23.58%	8.25%	9.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Investment Adviser

The Fund’s investment adviser is VALIC.
The Fund is subadvised by PineBridge Investments LLC.

Fund Summary: Aggressive Growth Lifestyle Fund
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Jose R. Aragon Senior Vice President and Portfolio Manager, Global Multi-Asset Products	2008
Michael J. Kelly, CFA Managing Director, Global Head of Multi-Asset Products	2002
Paul Mazzacano Managing Director and Portfolio Manager, Global Multi-Asset Products	2007
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Capital Appreciation Fund
Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and/or Expense Reimbursements[1]	-0.15%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.85%
[1]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.85%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$87	$303	$538	$1,211
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests in equity securities of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index. As of May 8, 2020, the market capitalization range of the companies in the Russell 1000® Growth Index was approximately $ 1.8 billion to $1.400.5 billion. The subadviser selects stocks using a unique, growth-oriented approach, focusing on high quality companies with sustainable earnings growth that are available at reasonable prices, which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the subadviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the subadviser’s investment process begins by using tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management. Although the Fund typically invests in common stocks of domestic companies, the Fund may occasionally invest in the equity securities of foreign issuers (up to a maximum of 20% of total assets).
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These

Fund Summary: Capital Appreciation Fund
loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Large-Cap Companies Risk. Investing in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Fund Summary: Capital Appreciation Fund
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Growth Index.  Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
BMO Asset Management Corp. (“BMO AM”) assumed subadvisory duties on June 7, 2018. From December 5, 2011 through June 6, 2018, BNY Mellon Asset Management North America Corporation (formerly known as The Boston Company Asset Management, LLC) served as subadviser to the Fund. From August 28, 2006 to December 2, 2011, Bridgeway Capital Management, Inc. served as subadviser to the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.14% (quarter ended March 31, 2012) and the lowest return for a quarter was
-17.63% (quarter ended September 30, 2011). The year-to-date calendar return as of September 30, 2020 was 14.15%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	27.68%	11.50%	12.92%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	15.22%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by BMO AM.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
David A. Corris Head of Disciplined Equity, Managing Director	2018
Jason C. Hans Director, Portfolio Manager	2018
Ernesto Ramos Managing Director, Head of Investment Data and Analytics	2018
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Conservative Growth Lifestyle Fund
Investment Objective

The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of VC II and VALIC Company I (“VC I”), another investment company managed by The Variable Annuity Life Insurance Company (“Underlying Funds”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses[1]	0.89%
Fee Waivers and/or Expense Reimbursements[2]	-0.05%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.84%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more Underlying Funds.
[2]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$86	$279	$488	$1,091
Portfolio Turnover
The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.
Principal Investment Strategies of the Fund

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests a larger portion of its assets in Underlying Funds that invest in securities that generate current income, and generally has a lower risk level than the Aggressive Growth Lifestyle Fund and Moderate Growth Lifestyle Fund.
The Fund’s indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies. The Underlying Funds also invest, to a limited extent, in equity securities of

Fund Summary: Conservative Growth Lifestyle Fund
foreign issuers, lower rated fixed-income securities (often referred to as “junk bonds”), real estate and real estate related securities, and money market securities.
Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:
•	Domestic Equity Funds	10% - 40%
•	Fixed-Income Funds	55% - 90%
•	International Equity Funds	0% - 20%
•	Real Estate Funds	0% - 6%
This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.
The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.
The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.
Active Trading Risk. The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Funds. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Affiliated Fund Risk. The subadviser chooses the Underlying Funds in which the Fund invests. As a result, the subadviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees payable to it by the adviser for subadvising some Underlying Funds are higher than the fees payable to the subadviser by the adviser for subadvising other Underlying Funds. However, the subadviser is subject to the adviser’s oversight and has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.
Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by an Underlying Fund is unable to make interest or principal payments.
Equity Securities Risk. The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. The Underlying Funds may invest in foreign securities. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or

Fund Summary: Conservative Growth Lifestyle Fund
securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Interest Rate Risk. The Underlying Funds may invest in fixed-income securities. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Underlying Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Fund-of-Funds Risk. The costs of investing in the Fund, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Funds Risk. The risks of the Fund owning the Underlying Funds generally reflect the risks of owning the underlying securities held by the Underlying Funds. Disruptions in the markets for the securities held by the Underlying Funds could result in losses on the Fund’s investment in such securities. The Underlying Funds also have fees that increase their costs versus owning the underlying securities directly. For example, the Fund indirectly pays a portion of the expenses (including management fees and operating expenses) incurred by the Underlying Funds.
Junk Bond Risk. The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as “junk bonds”), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.
Large-Cap Companies Risk. The Underlying Funds may invest in large-cap companies. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Market Risk. The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Underlying Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. The Fund is subject to the risk that the selection of the Underlying Funds and the allocation and reallocation of the Fund’s assets among the various asset classes and market sectors may not produce the desired result.
Real Estate Investments Risk. The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.
Mid-Cap Company Risk. The Underlying Funds may invest in mid-cap companies. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more

Fund Summary: Conservative Growth Lifestyle Fund
volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. The Underlying Funds may invest in small-cap companies. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before an Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Underlying Fund Securities Lending Risk. Certain Underlying Funds may lend portfolio securities to generate additional income. Engaging in securities lending could increase the market and credit risk for an Underlying Fund’s investments. An Underlying Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. An Underlying Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects such Underlying Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or an Underlying Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Underlying Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to an Underlying Fund on a timely basis and the Underlying Fund may therefore lose the opportunity to sell the securities at a desirable price. If an Underlying Fund in which the Fund invests incurs losses as a result of its securities lending activities, the value of the Underlying Fund may decrease, which will have an adverse effect on the Fund.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (24%), the MSCI EAFE Index (net) (8%), the Bloomberg Barclays U.S. Aggregate Bond Index (65%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (3%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 8.11% (quarter ended September 30, 2010) and the lowest return for a quarter was -6.91% (quarter ended December 31, 2018). The year-to-date calendar return as of September 30, 2020 was 1.50%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	16.55%	4.89%	6.57%
Blended Index	15.47%	5.48%	6.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.

Fund Summary: Conservative Growth Lifestyle Fund
The Fund is subadvised by PineBridge Investments LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Jose R. Aragon Senior Vice President and Portfolio Manager, Global Multi-Asset Products	2008
Michael J. Kelly, CFA Managing Director, Global Head of Multi-Asset Products	2002
Paul Mazzacano Managing Director and Portfolio Manager, Global Multi-Asset Products	2007
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Core Bond Fund
Investment Objective

The Fund seeks the highest possible total return consistent with conservation of capital through investments in medium- to high-quality fixed-income securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers and/or Expense Reimbursements[1]	-0.01%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.77%
[1]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.77%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$79	$248	$432	$965
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or non-mortgage asset-backed securities. A significant portion of the Fund’s U.S. government securities may be issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association.
Although the Fund invests primarily in medium- to high-quality fixed-income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed-income securities (often referred to as “junk bonds”), which are considered below investment-grade. A fixed-income security will be considered investment-grade if it is rated Baa3 or higher by Moody’s Investor Services, Inc. or BBB– or higher by S&P Global Ratings or determined to be of comparable quality by the subadviser.
Up to 40% of the Fund’s total assets may be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, including fixed-income securities issued by issuers in emerging markets. These fixed-income securities are rated investment grade or higher at the time of investment. However, the subadviser is not required to dispose of a security if its rating is downgraded.
Up to 20% of the Fund’s net assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers’ acceptances, bank certificates of deposit, and other cash equivalents and

Fund Summary: Core Bond Fund
cash. Although the Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets.
The Fund’s investment strategy relies on many short-term factors, including current information about a company, investor interest, price movements of a company’s securities and general market and monetary conditions. Consequently, the Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund is unable to make interest or principal payments.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Junk Bond Risk. High yielding, high risk fixed-income securities (often referred to as “junk bonds”) may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other

Fund Summary: Core Bond Fund
conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Mortgage-Backed Securities Risk. Mortgage-backed securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices.
Non-Mortgage Asset Backed Securities Risk. Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the
Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Bloomberg Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 4.01% (quarter ended

Fund Summary: Core Bond Fund
March 31, 2019) and the lowest return for a quarter was -2.72% (quarter ended June 30, 2013). The year-to-date calendar return as of September 30, 2020 was 6.32%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	10.42%	3.16%	4.22%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by PineBridge Investments LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Robert Vanden Assem, CFA Managing Director and Head of Developed Markets and Investment Grade Fixed Income	2002
John Yovanovic, CFA Managing Director and Head of High Yield Portfolio Management	2007
Dana Burns Managing Director and Senior Portfolio Manager, Investment Grade Fixed Income	2014
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Government Money Market II Fund
Investment Objective

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.66%
Fee Waivers and/or Expense Reimbursements[1]	-0.11%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.55%
[1]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.55%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$56	$200	$357	$812
Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. A “government money market fund” under Rule 2a-7, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Fund’s Board of Trustees has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future.
The Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, the Fund must follow rules of the Securities and Exchange Commission as to the liquidity, diversification and maturity of its investments.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary of the principal risks of investing in the Fund.
Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund is unable to make interest or principal payments. Credit risk is expected to be low for the Fund because of its investment in U.S. Government securities.
Interest Rate Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in

Fund Summary: Government Money Market II Fund
interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of the Fund to decline.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the FTSE Treasury Bill 3 Month Index. Prior to September 28, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold as part of its principal investment strategy. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 0.46% (quarter ended June 30, 2019) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015). The year-to-date calendar return as of September 30, 2020 was 0.21%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	1.63%	0.65%	0.33%
FTSE Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	2.25%	1.05%	0.56%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica Asset Management, LLC.
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: High Yield Bond Fund
Investment Objective

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers and/or Expense Reimbursements[1]	-0.05%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.93%
[1]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.93%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The
Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$95	$307	$537	$1,197
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies of the Fund

At least 80% of the Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed-income securities (often referred to as “junk bonds”). These securities are rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or BBB– by S&P Global Ratings (“S&P”) or determined to be of comparable quality by the subadviser. Up to 15% of the Fund’s net assets can be rated below Caa3 by Moody’s or CCC– by S&P or its equivalent rating by another Nationally Recognized Statistical Ratings Organization. The Fund may also invest up to 35% of its net assets in below-investment grade foreign fixed-income securities.
The Fund may also invest up to 20% of its net assets in investment grade fixed-income securities, those rated Baa3 or higher by Moody’s and BBB– or higher by S&P. Although the Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets.
The subadviser analyzes macroeconomic trends to develop an overall picture of a country, market, or market segment and combines that analysis with research on individual securities to achieve the Fund’s objective.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These

Fund Summary: High Yield Bond Fund
loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund is unable to make interest or principal payments.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Junk Bond Risk. High yielding, high risk fixed-income securities (often referred to as “junk bonds”) may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through

Fund Summary: High Yield Bond Fund
changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the FTSE High-Yield Market Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 7.21% (quarter ended March 31, 2019) and the lowest return for a quarter was
-5.82% (quarter ended September 30, 2011). The year-to-date calendar return as of September 30, 2020 was 0.34%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	14.97%	5.48%	6.65%
FTSE High-Yield Market Index (reflects no deduction for fees, expenses or taxes)	14.09%	5.87%	7.27%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Wellington Management Company LLP.
Portfolio Manager
Name and Title	Portfolio Manager of the Fund Since
Christopher A. Jones, CFA Senior Managing Director and Fixed-Income Portfolio Manager	2009
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: International Opportunities Fund
Investment Objective

The Fund seeks to provide long-term capital appreciation through equity and equity-related investments of small to mid cap companies throughout the world, excluding the United States.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers and/or Expense Reimbursements[1]	-0.02%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.20%
[1]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.20%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$122	$385	$668	$1,476
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States. The Fund will invest primarily in small- to mid-cap companies whose capitalization, at the time of purchase, range from the market capitalization of the smallest company included in the MSCI ACWI ex USA Small and Mid-Cap Index (net) (the “Index”) to the market capitalization of the largest company in the Index during the most recent 12-month period. As of June 30, 2020, the market capitalizations of companies included in the Index ranged from $0 to $21.77 billion. The Fund may hold foreign currencies and non-dollar denominated foreign securities. The Fund also invests in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.
The Fund is not limited in the amount it invests in any one country or region. The subadvisers will try to select a wide range of industries and companies and may invest in developing or emerging market countries. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and, as noted above, depositary receipts.
The Fund invests a portion of its assets using a bottom-up, growth-focused approach that seeks to invest in companies with accelerating earnings growth due to positive fundamental change, with evidence of a sustainable catalyst and improving relative price strength.
The Fund does not employ a currency overlay strategy, but rather considers currency implications as a component in security selection.

Fund Summary: International Opportunities Fund
The Fund invests the other portion of its assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies using a bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers. Although the Fund invests primarily in equity securities, it may invest in fixed-income securities from time-to-time up to 20% of the Fund’s net assets. Quantitative screening tools that systematically evaluate issuers may also be considered.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other

Fund Summary: International Opportunities Fund
stocks, because growth stocks trade at higher prices relative to current earnings.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Small Cap Index (net) and MSCI ACWI ex USA SMID Cap Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Delaware Investments Fund Advisers (“DIFA”) assumed co-subadvisory duties of the Fund on March 1, 2016. Massachusetts Financial Services Company (“MFS”) assumed co-subadvisory duties of the Fund on June 20, 2012. UBS Asset Management (Americas) Inc. served as co-subadviser of the Fund from December 5, 2011 through February 29, 2016. Invesco Advisers, Inc. served as co-subadviser of the Fund and Invesco Asset Management Ltd. served as sub-subadviser to the Fund from December 14, 2009 through June 20, 2012. PineBridge Investments LLC (and its predecessors) was subadviser to the Fund from October 11, 2004 to December 2, 2011.
The percentage of the Fund’s assets each subadviser manages may change from time-to-time at the discretion of the Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).

Fund Summary: International Opportunities Fund
During the 10-year period shown in the bar chart, the highest return for a quarter was 17.22% (quarter ended September 30, 2010) and the lowest return for a quarter was -21.68% (quarter ended September 30, 2011). The year-to-date calendar return as of September 30, 2020 was 2.72%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	25.74%	9.29%	7.75%
MSCI EAFE Small Cap Index (net)[1]	24.96%	8.85%	8.74%
MSCI ACWI ex USA SMID Cap Index (net)[1]	22.36%	6.59%	6.40%
[1]	The Fund’s benchmark index has changed from the MSCI EAFE Small Cap Index (net) to the MSCI ACWI ex USA SMID Cap Index (net) effective September 1, 2020 which is more representative of the securities in which the Fund invests.
Investment Adviser

The Fund’s investment adviser is VALIC.
The Fund is subadvised by DIFA and MFS.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
DIFA
Stephan Maikkula Senior Vice President, Portfolio Manager	2013
Gabriel Wallach Senior Vice President, Portfolio Manager	2016
Joseph Devine Managing Director, Chief Investment Officer, Portfolio Manager - Global Ex-US Equity	2016
MFS
David Antonelli Vice Chairman of MFS	2012
Peter Fruzzetti Investment Officer of MFS	2012
Jose Luis Garcia Investment Officer of MFS	2012
Robert Lau Investment Officer of MFS	2012
Sandeep Mehta Investment Officer of MFS	2020
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Large Cap Value Fund
Investment Objective

The Fund seeks to provide total returns that exceed over time the Russell 1000® Value Index (“Index”) through investment in equity securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.89%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team.
Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 8, 2020 the market capitalization range of companies in the Russell 1000® Index was approximately $1.8 billion to $1.400.5 billion.
The Index is a sub-index of the Russell 3000® Index. The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, focusing on those with lower price-to-book ratios and lower forecasted growth values.
The Fund may invest up to 20% of its assets in foreign securities.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.

Fund Summary: Large Cap Value Fund
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market.
Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past

Fund Summary: Large Cap Value Fund
performance is not necessarily an indication of how the Fund will perform in the future.
Janus Capital Management LLC (“Janus”) and Mellon Investments Corporation (“Mellon”) assumed co-subadvisory duties of the Fund on June 7, 2010. Perkins Investment Management, LLC (“Perkins”) began to serve as a sub-subadviser to the Fund pursuant to a sub-subadvisory agreement between Janus and Perkins effective June 7, 2010. From inception through June 7, 2010, the Fund was subadvised by SSgA Funds Management, Inc.
The percentage of the Fund’s assets each subadviser manages may change from time-to-time at the discretion of the Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).
During the 10-year period shown in the bar chart, the highest return for a quarter was 13.44% (quarter ended December 31, 2011) and the lowest return for a quarter was -19.88% (quarter ended September 30, 2011). The year-to-date calendar return as of September 30, 2020 was -13.91%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	26.98%	8.37%	11.25%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	11.80%
Investment Adviser

The Fund’s investment adviser is VALIC.
The Fund is subadvised by Janus/Perkins and Mellon.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Janus/Perkins
Kevin Preloger Portfolio Manager	2010
Mellon
Brian C. Ferguson Executive Vice President, Senior Portfolio Manager	2010
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Mid Cap Growth Fund
Investment Objective

The Fund seeks long-term capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.73%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers and/or Expense Reimbursements[1]	-0.03%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.09%
[1]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.09%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$111	$353	$614	$1,360
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell Midcap® Index was approximately $1.8 billion to $31.7 billion.
The Fund favors companies that the subadviser believes are high-quality. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and/or a strong management team. Based on market or economic conditions, the subadviser may, through its stock selection process, focus in one or more sectors of the market. The subadviser uses a “bottom-up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company would involve the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. As part of its fundamental analysis, the subadviser may consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.
Up to 20% of the Fund’s net assets may be invested in other domestic equity securities, including equity securities of small-cap companies. The Fund, from time to

Fund Summary: Mid Cap Growth Fund
time, may have significant investments in one or more particular sectors.
The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund does not consider American Depositary Receipts or Canadian securities to be foreign securities.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The

Fund Summary: Mid Cap Growth Fund
prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P MidCap 400® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Wellington Management Company LLP (“Wellington Management”) assumed subadvisory duties on June 6, 2017. From December 9, 2013 to June 5, 2017, Wells Capital Management Incorporated was the Fund’s subadviser. From December 1, 2010 to December 6, 2013, Columbia Management Investment Advisors, LLC was the Fund’s subadviser. From September 29, 2000 to

Fund Summary: Mid Cap Growth Fund
November 30, 2010, Invesco Advisors, Inc. (and its affiliated entities) was the Fund’s subadviser.
During the 10-year period shown in the bar chart, the highest return for a quarter was 20.11% (quarter ended March 31, 2019) and the lowest return for a quarter was -21.85% (quarter ended September 30, 2011). The year-to-date calendar return as of September 30, 2020 was -1.14%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	32.60%	10.87%	11.22%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	26.20%	9.03%	12.72%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Wellington Management.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Philip W. Ruedi, CFA Senior Managing Director and Equity Portfolio Manager	2017
Mark A. Whitaker, CFA Senior Managing Director and Equity Portfolio Manager	2017
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Mid Cap Value Fund
Investment Objective

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers and/or Expense Reimbursements[1]	-0.02%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%
[1]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.05%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$107	$338	$588	$1,304
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell Midcap® Index was approximately $1.8 billion to $31.7 billion.
The subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets. Generally, the subadvisers select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst (e.g., an event or company report that significantly affects the price of a security, such as an earnings report, new product launch, new legislation, or lawsuit) that could close the gap between market value and fair value over the next one to two years.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also invest in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These

Fund Summary: Mid Cap Value Fund
loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S.
dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Mid-Cap Company Risk. Investing in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by

Fund Summary: Mid Cap Value Fund
securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell Midcap® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Wellington Management Company LLP (“Wellington Management”) assumed subadvisory duties on January 1, 2002. Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”) assumed co-subadvisory duties on December 5, 2011. From March 21, 2011 to March 13, 2015, the fund was co-subadvised by Tocqueville Asset Management LP. From November 7,
2005 to December 2, 2011, the Fund was co-subadvised by Nuveen Asset Management, LLC, previously named FAF Advisors, Inc.
The percentage of the Fund’s assets each subadviser manages may change from time-to-time at the discretion of the Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.25% (quarter ended March 31, 2012) and the lowest return for a quarter was -22.35% (quarter ended September 30, 2011). The year-to-date calendar return as of September 30, 2020 was -16.81%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	30.14%	7.32%	10.73%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	27.06%	7.62%	12.41%
Investment Adviser

The Fund’s investment adviser is VALIC.

Fund Summary: Mid Cap Value Fund
The Fund is subadvised by Boston Partners and Wellington Management.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Boston Partners
Steven L. Pollack Portfolio Manager	2011
Joseph F. Feeney, Jr. Chief Executive Officer, Chief Investment Officer	2011
Wellington Management
Gregory J. Garabedian Senior Managing Director and Equity Portfolio Manager	2018
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Moderate Growth Lifestyle Fund
Investment Objective

The Fund seeks growth and current income through investments in a combination of Funds of VC II and VALIC Company I (“VC I”), another investment company managed by The Variable Annuity Life Insurance Company (“VALIC”) (“Underlying Funds”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the Underlying Funds. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses[1]	0.87%
Fee Waivers and/or Expense Reimbursements[2]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.83%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more Underlying Funds.
[2]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 0.10%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$85	$274	$478	$1,069
Portfolio Turnover
The Fund, which operates as a fund-of-funds, does not pay transaction costs when it buys and sells shares of the Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the performance of both the Underlying Fund and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio. Some of the Underlying Funds, however, may have portfolio turnover rates as high as 100% or more.
Principal Investment Strategies of the Fund

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests its assets in Underlying Funds that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. The Fund generally has a lower level of risk than the Aggressive Growth Lifestyle Fund but a greater level of risk than the Conservative Growth Lifestyle Fund.
The Fund’s indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of

Fund Summary: Moderate Growth Lifestyle Fund
domestic large-cap companies. The Fund’s indirect holdings may also include foreign, domestic equity securities of medium- and small-cap companies and lower rated fixed-income securities (often referred to as “junk bonds”), real estate and real estate related securities, and money market securities.
Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:
•	Domestic Equity Funds	25% - 55%
•	Fixed-Income Funds	30% - 70%
•	International Equity Funds	0% - 25%
•	Real Estate Funds	0% - 10%
This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.
The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.
Active Trading Risk. The Underlying Funds may actively trade, which is associated with high portfolio turnover rates and which may result in higher transaction costs to the Underlying Funds. High portfolio turnover rates of the Underlying Funds can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Affiliated Fund Risk. The subadviser chooses the Underlying Funds in which the Fund invests. As a result, the subadviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees payable to it by the adviser for subadvising some Underlying Funds are higher than the fees payable to the subadviser by the adviser for subadvising other Underlying Funds. However, the subadviser is subject to the adviser’s oversight and has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. An Underlying Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Underlying Fund’s income.
Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by an Underlying Fund is unable to make interest or principal payments.
Equity Securities Risk. The Underlying Funds may invest in equity securities, which are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. The Underlying Funds may invest in foreign securities. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or

Fund Summary: Moderate Growth Lifestyle Fund
securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Interest Rate Risk. The Underlying Funds may invest in fixed-income securities. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Underlying Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Fund-of-Funds Risk. The costs of investing in the Fund, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
Underlying Funds Risk. The risks of the Fund owning the Underlying Funds generally reflect the risks of owning the underlying securities held by the Underlying Funds. Disruptions in the markets for the securities held by the Underlying Funds could result in losses on the Fund’s investment in such securities. The Underlying Funds also have fees that increase their costs versus owning the underlying securities directly. For example, the Fund indirectly pays a portion of the expenses (including management fees and operating expenses) incurred by the Underlying Funds.
Large-Cap Companies Risk. The Underlying Funds may invest in large-cap companies. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Junk Bond Risk. The Underlying Funds may invest in high yielding, high risk fixed-income securities (often referred to as “junk bonds”), which typically involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy.
The market for junk bonds may not be as liquid as that for more highly rated securities.
Market Risk. The share price of the Underlying Funds and, as a result, the share price of the Fund can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Underlying Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Asset Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. The Fund is subject to the risk that the selection of the Underlying Funds and the allocation and reallocation of the Fund’s assets among the various asset classes and market sectors may not produce the desired result.
Real Estate Investments Risk. The Underlying Funds may invest in real estate securities. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.
Mid-Cap Company Risk. The Underlying Funds may invest in mid-cap companies. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more

Fund Summary: Moderate Growth Lifestyle Fund
volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. The Underlying Funds may invest in small-cap companies. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before an Underlying Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Underlying Fund Securities Lending Risk. Certain Underlying Funds may lend portfolio securities to generate additional income. Engaging in securities lending could increase the market and credit risk for an Underlying Fund’s investments. An Underlying Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. An Underlying Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects such Underlying Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or an Underlying Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Underlying Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to an Underlying Fund on a timely basis and the Underlying Fund may therefore lose the opportunity to sell the securities at a desirable price. If an Underlying Fund in which the Fund invests incurs losses as a result of its securities lending activities, the value of the Underlying Fund may decrease, which will have an adverse effect on the Fund.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index and a blended index. The blended index is comprised of the Russell 3000® Index (40%), the MSCI EAFE Index (net) (10%), the Bloomberg Barclays U.S. Aggregate Bond Index (45%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (5%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 9.93% (quarter ended March 31, 2019) and the lowest return for a quarter was -9.77% (quarter ended December 31, 2018). The year-to-date calendar return as of September 30, 2020 was 0.22%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	20.59%	6.47%	8.20%
Blended Index	19.58%	6.94%	8.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Investment Adviser

The Fund’s investment adviser is VALIC.
The Fund is subadvised by PineBridge Investments LLC.

Fund Summary: Moderate Growth Lifestyle Fund
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Jose R. Aragon Senior Vice President and Portfolio Manager, Global Multi-Asset Products	2008
Michael J. Kelly, CFA Managing Director, Global Head of Multi-Asset Products	2002
Paul Mazzacano Managing Director and Portfolio Manager, Global Multi-Asset Products	2007
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Small Cap Growth Fund
Investment Objective

The Fund seeks to provide long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers and/or Expense Reimbursements[1]	-0.11%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.13%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through December 31, 2021, so that the advisory fee payable by the Fund to VALIC equals 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended. Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.13%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include fee waivers and expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$115	$383	$670	$1,490
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small-cap companies. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion. The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures.
In managing the Fund, the subadviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the subadviser believes will achieve above-average growth in the future.
Growth companies purchased for the Fund include those, in the opinion of the subadviser, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities

Fund Summary: Small Cap Growth Fund
does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or

Fund Summary: Small Cap Growth Fund
financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 23.46% (quarter ended March 31, 2019) and the lowest return for a quarter was -24.67% (quarter ended September 30, 2011). The year-
to-date calendar return as of September 30, 2020 was 23.36%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	37.69%	14.62%	15.45%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	28.48%	9.34%	13.01%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by JPMIM.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Eytan M. Shapiro Lead Portfolio Manager of the U.S. Small Cap Growth Strategy	2007
Felise Agranoff Co-Portfolio Manager of the U.S. Small Cap Growth Strategy	2016
Matthew Cohen Co-Portfolio Manager of the U.S. Small Cap Growth Strategy	2016
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Small Cap Value Fund
Investment Objective

The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small-cap companies in terms of revenues and/or market capitalization.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1]	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.02%
[1]	Pursuant to an Expense Limitation Agreement, the adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2021, so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed 1.02%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$104	$340	$594	$1,322
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.
A company will be considered a small-cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion.
The subadvisers use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages. Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could

Fund Summary: Small Cap Value Fund
have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in

Fund Summary: Small Cap Value Fund
the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
J.P. Morgan Investment Management Inc. (“JPMIM”) (and its predecessors) assumed management of the Fund on January 1, 2002. SunAmerica Asset Management, LLC was a co-subadviser of the Fund from February 28, 2010 to December 14, 2012. From February 8, 2010 to October 28, 2016, Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) was a co-subadviser of the Fund. On October 29, 2016, JPMIM became the Fund’s sole subadviser.
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.13% (quarter ended December 31, 2010) and the lowest return for a quarter was -24.97% (quarter ended September 30, 2011). The year-to-date calendar return as of September 30, 2020 was -21.74%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	19.20%	5.13%	9.44%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by JPMIM.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Phillip Hart, CFA Managing Director, Head of U.S. Structured Equity Small and Mid Cap Team	2012
Lindsey Houghton Executive Director, Fundamental Research	2019
Wonseok Choi Managing Director, Head of U.S. Structured Equity Quantitative Research	2019
Jonathan Tse Executive Director, Quantitative Research	2019
Akash Gupta Executive Director, Fundamental Research	2019
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: Strategic Bond Fund
Investment Objective

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.87%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed-income securities, including:
•	investment grade bonds (rated Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”) and BBB or higher by S&P Global Ratings (“S&P”);
•	U.S. Government and agency obligations;
•	mortgage- and asset-backed securities; and
•	U.S., Canadian, and foreign high risk, high yield, “junk bonds” (rated C or higher by Moody’s and CC or higher by S&P, or comparable unrated securities).
Up to 50% of the Fund’s total assets may be invested in foreign securities. Up to 25% of the Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by S&P, or of comparable quality if unrated. In addition, the Fund may invest up to an additional 25% of its total assets in non-U.S. dollar bonds.
The Fund may invest up to 10% of its net assets in senior secured floating rate loans.
The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

Fund Summary: Strategic Bond Fund
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Fund may fail to produce the intended result. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk. The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund is unable to make interest or principal payments.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Junk Bond Risk. High yielding, high risk fixed-income securities (often referred to as “junk bonds”) may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.
Loan Risk. Declines in prevailing interest rates may increase prepayments of loans and may expose a Fund to a lower rate of return if it reinvests the repaid principal in loans with lower yields. No active trading market may exist for certain loans, which may impair the ability of a Fund to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Fund Summary: Strategic Bond Fund
Mortgage-Backed Securities Risk. Mortgage-backed securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices.
Non-Mortgage Asset Backed Securities Risk. Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Bloomberg Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 6.52% (quarter ended September 30, 2010) and the lowest return for a quarter was -3.27% (quarter ended June 30, 2013). The year-to-date calendar return as of September 30, 2020 was 3.63%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	11.36%	4.01%	5.14%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by PineBridge Investments LLC.

Fund Summary: Strategic Bond Fund
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Anders Faergemann Managing Director and Senior Sovereign Portfolio Manager, Emerging Markets Fixed Income	2016
Robert Vanden Assem, CFA Managing Director and Head of Developed Markets, Investment Grade Fixed Income	2002
John Yovanovic, CFA Managing Director and Head of High Yield Portfolio Management	2014
Dana Burns Managing Director and Senior Portfolio Manager, Investment Grade Fixed Income	2014
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Fund Summary: U.S. Socially Responsible Fund
Investment Objective

The Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.61%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. To determine which companies meet the Fund’s social criteria, the subadviser incorporates into its investment process industry classifications and research services from an independent social research service, MSCI ESG Research, LLC (MSCI ESG Research)
The subadviser conducts its own analysis of issuers and industries and creates a bespoke list of companies that do not represent strong environmental and social values and categorically excludes those companies as investment options for the Fund. The Fund does not invest in companies that are significantly engaged in:
•	the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
•	the manufacture or distribution of alcoholic beverages or tobacco products;
•	the operation of gambling-related businesses; and
•	the production of nuclear energy.
•	The Fund also excludes companies with low environmental, social and governance controversy scores, as determined by the MSCI ESG Ratings provided by MSCI ESG Research. MSCI ESG Research uses a rules based methodology to rate issuers on key ESG issues, including: (1) environmental issues such as climate change, natural resources, pollution and waste, and environmental opportunities; (2) social issues such as human capital, product liability, stakeholder opposition and social opportunities; and (3) governance issues such as corporate governance and corporate behavior.
The Fund further does not invest in companies that:
•	have a history of poor labor-management relations;
•	engage in businesses or have products that have a severely negative impact on the environment;
•	have significant business operations in countries whose governments pose human rights concerns;
•	operate businesses that have a significantly adverse impact on the communities in which they are located;
•	engage in businesses or have products that have a severely negative impact on their customers,

Fund Summary: U.S. Socially Responsible Fund
which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and
•	have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.
The Fund may invest up to 20% of its net assets in the securities of other types of companies meeting the social criteria, including foreign securities, preferred stock and convertible securities. The Fund does not invest in the securities of companies that do not meet the social criteria.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/
or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed

Fund Summary: U.S. Socially Responsible Fund
dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Social Criteria Risk. Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund’s social criteria, the Fund will sell the affected investments even if this means the Fund loses money. Therefore, adhering to the social criteria screening may affect the Fund’s performance relative to similar funds that do not adhere to such criteria.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 14.08% (quarter ended March 31, 2019) and the lowest return for a quarter was -14.61% (quarter ended September 30, 2011). The year-to-date calendar return as of September 30, 2020 was 3.25%.
Average Annual Total Returns (For the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Fund	31.69%	11.00%	13.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Senior Vice President, Lead Portfolio Manager	2012
Elizabeth Mauro Portfolio Manager, Co-Portfolio Manager	2019
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 56.

Important Additional Information
Purchases and Sales of Fund Shares

Shares of the Fund may only be purchased or redeemed through Variable Contracts offered by the separate accounts of VALIC or other participating life insurance companies and through qualifying retirement plans (“Plans”) and IRAs. Shares of each Fund may be purchased and redeemed each day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of a request in good order.
The Fund do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums. The prospectus (or other offering document) for your Variable Contract may contain additional information about purchases and redemptions of the Funds’ shares.
Tax Information

The Funds will not be subject to U.S. federal income tax to the extent they distribute their income and gains, and the separate accounts that receive these ordinary income and capital gain dividends are not subject to tax. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Funds are not sold directly to the general public but instead are offered to registered and unregistered separate accounts of VALIC and its affiliates and to Plans and IRAs. The Funds and their related companies may make payments to the sponsoring insurance company or its affiliates for recordkeeping and distribution. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Funds as underlying investment options in a variable contract. Visit your sponsoring insurance company’s website for more information.

Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks
The Funds’ investment objectives, principal investment strategies and principal risks are described in their respective Fund Summaries. In addition to the principal strategies described therein, a Fund may from time-to-time invest in other securities and use other investment techniques. We have identified below those securities and techniques and the non-principal risks associated with them. Descriptions of these investments and risks are provided in the “Glossary” section under “Investment Terms” or “Investment Risks.”
From time to time, certain Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective. The following Funds may not take temporary defensive positions that are inconsistent with their principal investment strategies: International Equities Index Fund, Mid Cap Index Fund, Nasdaq- 100 Index® Fund, Small Cap Index Fund, Stock Index Fund and Systematic Core Fund In addition, each of the Lifestyle Funds may invest in the VC I Government Money Market I Fund as a temporary defensive position.
The investment objective and principal strategies for each Fund in this Prospectus are non-fundamental and may be changed by the Board of Trustees of VALIC Company II (“VC II”) without investor approval. Investors will be given at least 60 days’ written notice in advance of any change to a Fund’s investment strategy that requires 80% of its net assets to be invested in certain types of securities described in the name of the Fund. References to “net assets” in the Fund Summaries take into account any borrowings for investment purposes by a Fund. Unless stated otherwise, all percentages are calculated as of the time of purchase.
The Funds enter into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries, of those contractual arrangements and those contractual arrangements cannot be enforced by shareholders.
This Prospectus and the Statement of Additional Information (“SAI”) provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws.
In addition to the securities and investment techniques described in this Prospectus, there are other securities and investment techniques in which the Funds may invest in limited instances. These other securities and investment techniques are listed in the SAI, which you may obtain free of charge (see back cover).
Lifestyle Funds. VC II offers three Lifestyle Funds: the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund, and the Conservative Growth Lifestyle Fund. Each of the Lifestyle Funds is a fund-of-funds. Fund-of-funds is a term used to describe a mutual fund that pursues its objective by investing in other mutual funds (the “Underlying Funds”), rather than in individual stocks or bonds. An investor in a Lifestyle Fund pays the expenses of the Lifestyle Fund and indirectly pays a proportionate share of the expenses of the Underlying Funds. Appendix A to this Prospectus lists the Underlying Funds in which the Lifestyle Funds may invest their assets, as of the date of this Prospectus, along with their investment goals and principal strategies, risks and investment techniques. The subadvisers may add new Underlying Fund investments or replace existing Underlying Fund investments for the Lifestyle Fund at any time. In addition, the investment goal and principal strategies, risks and investment techniques of an Underlying Fund held by a Lifestyle Fund may change over time. Additional information regarding the Underlying Funds is included in the summary prospectuses and statutory prospectuses of each Underlying Fund. In determining which Lifestyle Fund is appropriate for you, you should consider your risk tolerance, investment goals, investment time horizon and financial circumstances. You should reconsider these factors from time-to-time to determine whether another one of the Lifestyle Funds more accurately reflects your then-current investment style and life stage. The allocation to stocks and bonds in each Lifestyle Fund reflects its greater or lesser emphasis on pursuing current income or capital growth and its risk tolerance. The Aggressive Growth Lifestyle Fund primarily invests in Underlying Funds that invest in common stocks, which may provide capital growth, but may expose the Fund to greater market risk and higher volatility than the other Lifestyle Funds. The Conservative Growth Lifestyle Fund invests a significant portion of its assets in Underlying Funds that invest in fixed-income securities (such as bonds, U.S. government issued securities, and mortgage-backed and asset-backed

Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks
securities), which are more likely to generate current income, and may expose the Fund to less risk and volatility and less opportunity for capital growth than the other Lifestyle Funds. The Moderate Growth Lifestyle Fund invests in Underlying Funds that invest in both equity securities and fixed-income securities, which may expose the Fund to a moderate level of risk when compared to the other Lifestyle Funds.
VALIC, as the investment adviser of the Funds, initially allocates the assets of certain Funds that have more than one subadviser in a manner designed to maximize investment efficiency as well as properly reflect the investment style and provide complementary fit within the Funds. VALIC allocates subscriptions and redemptions equally among the multiple subadvisers, unless VALIC determines that a different allocation of assets would be in the best interest of the respective Fund and its shareholders. VALIC periodically reviews the asset allocation in each Fund to determine the extent to which a portion of assets managed by a subadviser differs from that portion initially allocated to the subadviser. If VALIC determines that the difference is significant, VALIC may effect a re-balancing of a Fund’s assets and adjustment of the Fund’s allocation of cash flows among subadvisers. However, VALIC reserves the right to reallocate assets from one subadviser to another when it would be in the best interests of a Fund and its shareholders to do so. VALIC makes such determination based on a number of factors including to maintain a consistent investment style and to better reflect a Fund’s benchmark or its peers. In some instances, the effect of the reallocation will be to shift assets from a better performing subadviser to a portion of the Fund with a relatively lower total return.

Aggressive Growth Lifestyle Fund
As of August 31, 2020, the Fund was invested in Underlying Funds, which primarily invested in the following asset categories:
Asset Category/ Underlying Funds	Percentage of Fund Assets
Domestic Equity Funds	57.3%
International Equity Funds	19.8%
Domestic Fixed Income Funds	17.0%
Real Estate Funds	3.2%
International Fixed Income Funds	2.7%
Domestic Money Market	0%
The percentage of the Fund’s assets invested in the Underlying Funds will change from time-to-time and the subadviser may re-allocate the Fund’s assets among these asset categories and the Underlying Funds.
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risk of the Fund: Cybersecurity Risk.
Capital Appreciation Fund
Although the Fund typically invests in common stocks of domestic companies, the Fund may occasionally invest in the equity securities of foreign issuers (up to a maximum of 20% of total assets).
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk, Active Trading Risk and Foreign Investment Risk.
Conservative Growth Lifestyle Fund
As of August 31, 2020, the Fund was invested in Underlying Funds, which primarily invested in the following asset categories:
Asset Category/ Underlying Funds	Percentage of Fund Assets
Domestic Fixed Income Funds	50.3%
Domestic Equity Funds	31.1%
International Equity Funds	11.1%
International Fixed Income Funds	4.9%
Real Estate Funds	2.4%
Domestic Money Market Funds	0.2%
The percentage of the Fund’s assets invested in the Underlying Funds will change from time-to-time and the subadviser may re-allocate the Fund’s assets among these asset categories and the Underlying Funds.
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risk of the Fund: Cybersecurity Risk.
Core Bond Fund
The Fund may invest significantly in U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held

Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks
to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another.
For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.
Although the Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. Equity securities include common or preferred stocks, convertible securities, and warrants.
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risk of the Fund: Cybersecurity Risk, Equity Securities Risk, Preferred Stock Risk, Convertible Securities Risk and Warrant Risk.
Government Money Market II Fund
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk and Management Risk.
High Yield Bond Fund
Although the Fund does not routinely invest in equity securities, it may invest in equity securities from time-to-time up to 20% of the Fund’s net assets. Equity securities include common or preferred stocks, convertible securities, and warrants. In addition, the Fund may also invest up to 15% of the Fund’s net assets in bank loans and up to 10% of the Fund’s net assets in credit derivatives (single name credit default swaps and credit default swap indexes). Credit derivatives may be used by the Fund for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation.
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk, Credit Default Swap Risk, Loan Risk, Derivatives Risk, Hedging Risk, Counterparty Risk, Equity Securities Risk, Preferred Stock Risk, Convertible Securities Risk and Warrant Risk.
International Opportunities Fund
Equity securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities and depositary receipts.
Although the Fund invests primarily in equity securities, it may invest in fixed-income securities from time-to-time up to 20% of the Fund’s net assets. Investments in such fixed-income securities will be rated as investment grade by Moody’s Investors Service, Inc., S&P Global Ratings or Fitch Ratings. Fixed-income securities may be denominated in various currencies; however, no more than 20% of the Fund’s net assets will be invested in fixed-income securities denominated in a currency other than the U.S. dollar or invested in fixed-income securities issued by a single foreign government or international organization, such as the World Bank.
The Fund may also invest up to 5% of its assets in participatory notes. Participatory notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The Fund may also invest in other investment companies (including exchange-traded funds).
If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund’s share price to fall dramatically.
The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector.
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk, Active Trading Risk, Credit Risk, Interest Rate Risk, Investment Company Risk, Liquidity Risk, Preferred Stock Risk, Participatory Notes Risk and Sector Risk.
Large Cap Value Fund
Mellon’s investment process is driven by fundamental security analysis, combining traditional value measures with analysis of business improvement. This philosophy guides the subadviser toward a research-driven, risk-controlled portfolio.

Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks
Perkins looks for stocks that have recently underperformed, with strong balance sheets and solid recurring free cash flows. Multiple levels of risk management combined with a disciplined investment approach focused on high quality stocks, helps Perkins manage overall investment risk.
Although the Fund normally invests in the common stock of domestic companies, the Fund may invest a portion of its assets in the equity securities of foreign companies.
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk.
Mid Cap Growth Fund
The Mid Cap Growth Fund invests primarily in equity securities of mid-capitalization U.S. companies that offer the potential for capital appreciation. The Fund emphasizes high-quality established companies with good balance sheets, strong management teams, and market leaders in their respective industry. The Fund seeks to produce a higher net-of-fees total rate of return than the S&P MidCap 400® Index over a full market cycle (generally 3-5 years).
Leveraging its broad resources, Wellington Management performs bottom-up research with an emphasis on fundamentals, valuation, and earnings expectations in managing the Fund. Wellington Management focuses on identifying market-leading companies with high market share, quality balance sheets and strong management teams. Many portfolio holdings will have a leading market share within their industry niche. In the course of Wellington Management’s bottom-up research, industry themes and trends often emerge that may provide a fundamental tailwind for purchase candidates. Ultimately, purchase candidates are attractive based on their fundamental outlook, have a positive catalyst such as accelerating earnings or revenue growth, or have a high probability of multiple expansion.
While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies.
The Fund may invest in preferred stocks and convertible securities. In addition, the Fund may purchase American Depositary Receipts (“ADRs”) but does not consider ADRs or Canadian securities to be foreign securities.
The Fund may invest in derivatives such as futures, forward contracts and options. Derivatives are financial contracts whose values are based on (or “derived from”) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indexes (such as the S&P 500® Index). The Fund may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure or to increase flexibility.
Please see the section titled “Investment Glossary — Investment Risks” for a discussion of the following additional risks of the Fund: Convertible Securities Risk, Preferred Stock Risk, Cybersecurity Risk, Derivatives Risk, Counterparty Risk and Hedging Risk.
Mid Cap Value Fund
Generally, the subadvisers select stocks that they believe meet one or more of the following criteria:
•	are undervalued relative to other securities in the same industry or market;
•	exhibit good or improving fundamentals; or
•	exhibit an identifiable catalyst (e.g., an event or company report that significantly affects the price of a security, such as an earnings report, new product launch, new legislation, or lawsuit) that could close the gap between market value and fair value over the next one to two years.
In determining whether a company is exhibiting good or improving fundamentals, each subadviser conducts extensive research, which generally consists of reviewing a company’s business prospects, including its financial strength, business plans, industry, position and/or management experience. Each subadviser’s valuation techniques are a key component to the Fund’s investment approach.
From time to time, certain of the Fund’s subadvisers may invest in small or large-cap companies, preferred stock and real estate investment trusts (“REITs”).
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk, Large-Cap Company Risk, Small-Cap Company Risk, Preferred Stock Risk and REITs Risk.

Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks
Moderate Growth Lifestyle Fund
As of August 31, 2020, the Fund was invested in Underlying Funds, which primarily invested in the following asset categories:
Asset Category/ Underlying Funds	Percentage of Fund Assets
Domestic Equity Funds	50.1%
Domestic Fixed Income Funds	32.1%
International Equity Funds	12.1%
Real Estate Funds	2.2%
International Fixed Income Funds	3.4%
Domestic Money Market	0.1%
The percentage of the Fund’s assets invested in the Underlying Funds will change from time-to-time and the subadviser may re-allocate the Fund’s assets among these asset categories and the Underlying Funds.
Please see the section titled “Investment Glossary—Investment Risks” for a discussion of the following additional risk of the Fund: Cybersecurity Risk.
Small Cap Growth Fund
The subadviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the subadviser’s research and portfolio management teams. A disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.
The subadviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or an emergence of new investment opportunities with higher expected returns to displace existing portfolio holdings with lower expected returns. The subadviser may also sell a security, which the subadviser no longer considers reasonably valued. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.
Please see the section titled “Investment Glossary - Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk.
Small Cap Value Fund
The subadviser invests in companies that are attractively valued relative to their peers, with conservative management teams, high quality earnings and strong momentum characteristics. Stocks that are deemed unattractive based on their value, quality or momentum characteristics become candidates for sale. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.
The subadviser regularly uses exchange-traded futures to manage the Fund’s cash.
Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.
Please see the section titled “Investment Glossary - Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk, Active Trading Risk, Foreign Investment Risk, Investment Company Risk and Derivatives Risk.
Strategic Bond Fund
The Fund may invest in U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another.
For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.
The Fund may also invest up to 20% of net assets in equity securities, such as common and preferred stocks, convertible securities, and warrants. The Fund may also invest in senior secured floating rate loans, which are generally, direct debt obligations undertaken by U.S. corporations in connection with recapitalizations, acquisitions, leveraged buyouts and refinancing. Additionally, the Fund may enter into forward foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.
Please see the section titled “Investment Glossary - Investment Risks” for a discussion of the following additional risks of the Fund: Cybersecurity Risk, Equity Securities Risk, Preferred Stock Risk, Convertible

Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks
Securities Risk, Warrant Risk, Derivatives Risk, Counterparty Risk and Hedging Risk.
U.S. Socially Responsible Fund
Since the Fund’s definition of social criteria is not “fundamental,” VC II’s Board of Trustees may change it without shareholder approval. When deciding to make changes to the criteria, the Board of Trustees will consider, among other things, new or revised state laws that govern or affect the investments in public funds.
Please see the section titled “Investment Glossary - Investment Risks” for a discussion of the following additional risk of the Fund: Cybersecurity Risk.

Investment Glossary
Investment Terms

Each Fund’s investment objective, strategy and risks are described above. More detail on investments and investment techniques is shown below. Funds may utilize these investments and techniques as noted, though the investment or technique may not be a principal strategy. All Government Money Market II Fund investments must comply with Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), which allows the purchase of only high quality money market instruments.
American Depositary Receipts (“ADRs”)
ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.
Asset-Backed Securities
Asset -Backed Securities Risk. Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.
Derivatives
Unlike stocks and bonds that represent actual ownership of a stock or bond, derivatives are instruments that “derive” their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect (“hedge”) against a change in the price of the underlying security. There are some investors who take higher risk (“speculate”) and buy derivatives to profit from a change in price of the underlying security. The Funds may purchase derivatives to hedge their investment portfolios and to earn additional income in order to help achieve their objectives. Generally, the Funds do not buy derivatives to speculate. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.
Diversification
Each Fund’s diversification policy limits the amount that the Fund may invest in certain securities. Each Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), as well as the 1940 Act. All of the Funds are diversified under the 1940 Act. All of the Funds are expected to satisfy the Code’s diversification requirements.
The Government Money Market II Fund may not purchase the securities of any issuer if, as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act and the rules thereunder, as such may be amended from time to time.
Equity Securities
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.
Stocks are one type of equity security. Generally, there are three types of stocks:
•	Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.
•	Preferred stock — Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.
•	Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock.
Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European

Investment Glossary
Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). More information about these equity securities is included elsewhere in this Prospectus or contained in the SAI.
Market cap ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in which the Funds invest, and the indexes described below, change over time. A Fund will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Funds, except as noted in a Fund Summary or in the section entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks”:
Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 1000® Index was approximately $1.8 billion to $1.400.5 billion.
Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the S&P MidCap 400 and Russell Midcap® Indices to the market capitalization of the largest company in the S&P MidCap 400 and Russell Midcap® Indices during the most recent 12-month period. As of August 31, 2020, the market capitalization range of the companies in the S&P MidCap 400 Index was approximately $749.78 million to $15.04 billion. As of May 8, 2020, the market capitalization range of the companies in the Russell Midcap® Index was approximately $1.8 billion to $31.7 billion.
Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 8, 2020, the market capitalization range of the companies in the Russell 2000® Index was approximately $94.8 million to $4.4 billion.
Exchange-Traded Funds (“ETFs”)
ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock. While most ETFs are passively-managed and seek to replicate the performance of a particular market index or segment, some ETFs are actively-managed and do not track a particular market index or segment, thereby subjecting investors to active management risk. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the securities underlying the ETF, although an ETF has management fees which increase its cost. A Fund’s ability to invest in ETFs is limited by the Investment Company Act of 1940, as amended (the “1940 Act”).
Firm Commitment
A firm commitment is a buy order for delayed delivery in which a Fund agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.
Fixed-Income Securities
Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.
Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed by the federal government to pay interest and principal. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company’s ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.
Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Investment Glossary
Investment grade bonds are bonds that are rated at least BBB by S&P Global Ratings (“S&P®”), Baa by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent thereof by another rating organization or, if unrated, are determined by the subadviser to be of comparable quality at the time of purchase. The SAI has more detail about ratings.
Bonds that are rated Baa by Moody’s or BBB by S&P® have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody’s or BBB– by S& P® (commonly referred to as high yield, high risk or junk bonds) are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.
Bonds are not the only type of fixed-income security. Other fixed-income securities include, but are not limited to, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short-term note payable in less than 270 days. Most commercial paper matures in 50 days or less. Fixed-income securities may be acquired with warrants attached. For more information about specific income securities see the SAI.
Investments in fixed-income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury; however, they involve federal sponsorship. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-backed fixed-income securities see “Mortgage-Backed Securities” below.
Recent market conditions have resulted in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities, or to predict the duration of these market events. Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy. Securities in which a Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if a Fund is forced to sell such investments to meet redemptions or for other cash needs, such Fund may suffer a loss.

Investment Glossary
Foreign Currency
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. A Fund may also buy foreign currencies to pay for foreign securities bought for the Fund or for hedging purposes.
Foreign Securities
Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs. There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Hybrid Instruments
Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a participatory note, which is issued by banks or broker-dealers and is designed to offer a return linked to a particular underlying equity, debt, currency or market.
Illiquid Investments
An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Lending Portfolio Securities
Each Fund, other than the Lifestyle Funds and the Government Money Market II Fund, may make secured loans of its portfolio securities for purposes of realizing additional income. No lending may be made with any companies affiliated with VALIC. The Funds will only make loans to broker-dealers and other financial institutions deemed by State Street Bank and Trust Company (the “securities lending agent”) to be creditworthy. The securities lending agent also holds the cash and the portfolio securities of VC II. Each loan of portfolio securities will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. As with other extensions of credit, securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. A Fund may lose money if the Fund does not recover the securities and/or the value of the collateral or the value of investments made with cash collateral falls. Such events may also trigger adverse tax consequences for a Fund. To the extent that either the value of the cash collateral or a Fund’s investments of the cash collateral declines below the amount owed to a borrower, such Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral should the borrower fail financially. Engaging in securities lending could also have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Fund.
Loan Assignments
Loan assignments are purchased from a lender and typically result in the purchaser succeeding to all rights and obligations under the loan agreement between the assigning lender and the borrower. However, loan assignments may be arranged through private negotiations, and the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the assigning lender.
Loan Participations
Loan participations are interests in loans acquired from a lender or from other owners of loan participations (a “Participant”). In either case, the purchaser does not establish any direct contractual relationship with the borrower. The purchaser of a loan participation is required to rely on the lender or the Participant that sold the loan participation not only for the enforcement of its rights under the loan agreement against the borrower but also for the receipt and processing of payments due under the loan. Therefore, the owner of a loan participation is subject to the credit risk of both the borrower and a lender or Participant.
Money Market Securities
All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is a high quality, short-term debt

Investment Glossary
obligation that is eligible for inclusion in money market fund portfolios, in accordance with Rule 2a-7 under the 1940 Act.
These high quality money market securities include:
•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
•	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.
•	Commercial paper sold by corporations and finance companies.
•	Corporate debt obligations with remaining maturities of 13 months or less.
•	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, adjustable rate securities, and variable rate demand notes.
Mortgage-Backed Securities
Mortgage-backed securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.
Mortgage pass-through securities represent interests in “pools” of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are subject to interest rate risk and prepayment risk.
Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by Government National Mortgage Association (“GNMA”)) or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
Collateralized mortgage obligations (“CMOs”) are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities. Mortgage-backed securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.
Repurchase Agreements
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with

Investment Glossary
well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.
The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, a Fund may have to sell at a loss.
Reverse Repurchase Agreements, Dollar Rolls and Borrowings
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.
In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.
If a Fund’s positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets, such transactions would be subject to the Fund’s limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See “Investment Restrictions” in the SAI for a complete listing of each Fund’s investment restrictions.
Swap Agreements
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a particular foreign currency), or in a “basket” of securities representing a particular index. Forms of swap agreements include credit default swaps, equity swaps, interest rate swaps, floors, and collars, and fixed-income total return swaps.
Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. An equity swap is a special type of total return swap, where the underlying asset is a stock, a basket of stocks, or a stock index. Compared to actually owning the stock, in this case you do not have to pay anything up front, but you do not have any voting or other rights that stockholders do have. Interest rate swaps are the most common type of swap. The parties typically exchange fixed-rate payments against floating rate payments. A fixed-income total return swap is a swap, where one party pays the total return of an asset, and the other party makes periodic interest payments. The total return is the capital gain or loss, plus any interest or dividend payments. The parties have exposure to the return of the underlying asset without having to hold the underlying assets.
Temporary Defensive Investment Strategy
From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market securities for temporary defensive purposes. If the Funds take such a temporary defensive position, they may not achieve their investment objectives.
When-Issued Securities, Delayed Delivery and Forward Commitment Transactions
The Funds may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Investment Glossary
Investment Risks

Active Trading Risk. A strategy used whereby a Fund may engage in frequent trading of portfolio securities in an effort to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section, each Fund’s portfolio turnover rate is provided for each of the last five years.
Affiliated Fund Risk. The subadviser to the Lifestyle Funds chooses the Underlying Funds in which the Lifestyle Funds invest. As a result, the subadviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees payable to it by the adviser for subadvising some Underlying Funds are higher than the fees payable to the subadviser by the adviser for subadvising other Underlying Funds. However, the subadviser is subject to the adviser’s oversight and has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.
Asset Allocation Risk. The risks of a Fund that invests all or substantially all of its assets in Underlying Funds will directly correspond to the risks of the Underlying Funds in which the Fund invests. Such a Fund is subject to the risk that the selection of the Underlying Funds and the allocation and reallocation of its assets among the various asset classes and market sectors may not produce the desired result.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call”—or repay—its high-yielding bonds before their maturity date. Typically, such repayments will occur during periods of falling interest rates requiring a Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through a Fund and result in a decline in a Fund’s income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.
Convertible Securities Risk. The values of the convertible securities in which a Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to a Fund.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Credit Risk. The value of a fixed-income security is directly affected by an issuer’s ability to pay principal and interest on time. If a Fund invests in fixed-income securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by a Fund fails to pay an obligation on a timely basis, otherwise defaults; or is perceived by other investors to be less creditworthy.
Cybersecurity Risk. Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Fund, the Adviser, a subadviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a Fund invests, and thereby cause a Fund’s investments to lose value.
Depositary Receipts Risk. Depositary receipts such as ADRs and other depository receipts including GDRs and EDRs, are generally subject to the same risks as the

Investment Glossary
foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.
Credit Default Swap Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when the Fund is the buyer. The absence of a central exchange or market for swap transactions has led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect the Fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.
Derivatives Risk. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can significantly increase a Fund’s exposure to market and credit risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments or such Fund’s other investments. A small investment in derivatives can have a potentially large impact on a Fund’s performance. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.
Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Leveraging also may expose a Fund to losses in excess of the amount invested. Due to their complexity, derivatives may not perform as intended. As a result, a Fund may not realize the anticipated benefits from a derivative it holds or it may realize losses. A Fund may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. A Fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.
Derivatives are often used to hedge against positions in a Fund. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Fund’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
The applicable Funds are subject to legal requirements applicable to all mutual funds that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Funds must set aside liquid assets (referred to sometimes as “asset segregation”), or engage in other measures, while the derivatives instruments are held. Generally, under current law, the Funds must set aside liquid assets equal to the full notional value for derivative contracts that are not contractually required to “cash-settle.” For derivative contracts that are contractually required to cash-settle, the Funds only need to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market net obligation rather than the contract’s full notional value. The Funds reserve the right to alter their asset segregation policies in the future to comply with changes in the law or interpretations thereunder.
Recent legislation calls for a new regulatory framework for the derivatives markets. The extent and impact of new regulations are not yet known and may not be known for some time. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise

Investment Glossary
adversely affect the value or performance of derivatives used by a Fund. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Funds. If the proposed rule takes effect, it could limit the ability of the Funds to invest in derivatives.
Emerging Markets Risk. Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will. In addition, there may be less publicly available information about emerging market issuers due to differences in regulatory, accounting, auditing, and financial recordkeeping standards and available information may be unreliable or outdated.
The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be less liquid and their prices more volatile than investments in developed countries.
The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.
Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.
Equity Securities Risk. A Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. Investments in foreign securities involve risks in addition to those associated with investments in domestic securities due to changes in currency exchange rates, unfavorable political, social and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means a subadviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than markets of developed countries. A Fund investing in foreign securities may also be subject to the following risks:
•	Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, a Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
•	Emerging Markets Risk. The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in emerging markets. Generally, economic structures in emerging market counties are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.
•	Foreign Sovereign Debt Risk. To the extent a Fund invests in foreign sovereign debt securities, it may be subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to

Investment Glossary
the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Fund-of-Funds Risk. The costs of investing in a fund-of-funds may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without a fund-of-fund’s approval, which could force the fund-of-funds to withdraw its investment from such Underlying Fund at a time that is unfavorable to it. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the fund-of-funds would indirectly bear the costs of these trades without accomplishing any investment purpose.
Geographic Risk. If a Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often a through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Interest Rate Risk. The volatility of fixed-income securities is due principally to changes in interest rates. The market value of money market securities and other fixed-income securities usually tends to vary inversely with the level of interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
While the Government Money Market II Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may nonetheless be subject to changes in interest rates. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable NAV of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Investment Company Risk. An exchange-traded fund (“ETF”) or investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the performance of a Fund investing in these instruments. Investments in ETFs and investment companies involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the ETF or investment company. In addition, a Fund that invests in shares of an ETF or another investment company bears a proportionate share of the ETF or other investment company’s expenses. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF. Disruptions in the markets for the securities held by the other investment companies purchased or sold by the Fund could result in losses on the Fund’s investment in such securities. Other investment companies also have fees that increase their costs versus owning the underlying securities directly.
IPO Risk. A Fund’s purchase of shares issued as part of, or a short period after a company’s initial public offering (“IPO”) exposes it to risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public

Investment Glossary
companies have fluctuated in significant amounts over short periods of time.
Junk Bond Risk. A portion of a Fund’s investments may be invested in high yielding, high risk fixed income securities, commonly known as junk bonds. These securities can range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. Investments in junk bonds involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities because issuers of junk bonds are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. Accordingly, these investments could decrease in value and therefore negatively impact a Fund. In addition, the secondary market for junk bonds may not be as liquid as that for higher rated fixed income securities. As a result, a Fund may find it more difficult to value junk bonds or sell them and may have to sell them at prices significantly lower than the values assigned to them by a Fund.
Large-Cap Company Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a Fund’s share price may fall dramatically. Moreover, a Fund may have to hold such securities longer than it would like and may have to forego other investment opportunities. The inability of a Fund to dispose of securities promptly or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes.
Liquidity Risk for Mortgage- and Asset-Backed Securities. In recent years, the market for mortgage-
backed securities has experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have similarly been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. As noted above, a Fund may invest in mortgage- and asset-backed securities and therefore may be exposed to these increased risks.
Loan Risk. Declines in prevailing interest rates may increase prepayments of loans and may expose a Fund to a lower rate of return if it reinvests the repaid principal in loans with lower yields. No active trading market may exist for certain loans, which may impair the ability of a Fund to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.
Management Risk. Different investment styles and strategies tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The investment style or strategy used by each Fund may fail to produce the intended result. Moreover, the Fund may outperform or underperform funds that employ a different investment style or strategy. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Generally, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations, while stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. The share price of a Fund that holds stocks with growth and value characteristics may be negatively affected by either set of risks, as discussed in more detail below.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes

Investment Glossary
in current or expected earnings than the values of other stocks, because growth stocks trade at higher prices relative to current earnings.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Market Risk. A Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a subadviser’s assessment of companies held in a Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like markets generally, the investment performance of a Fund will fluctuate, so an investor may lose money over short or even long periods.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Mid-Cap Company Risk. The risk that mid-cap companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times. Investing in mid-cap companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies.
Mortgage-Backed Securities Risk. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause a Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. See also “Liquidity Risk for Mortgage- and Asset-Backed Securities.”
Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Non-Mortgage Asset-Backed Securities Risk. Non-mortgage asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Certain non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.
Participatory Notes Risk. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets.

Investment Glossary
Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred stock to lose substantial value.
Real Estate Investments Risk. Real estate investments are subject to market risk, interest rate risk and credit risk. In addition, securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that companies in the real estate industry concentrate investments in particular geographic regions or property types.
REITs Risk. Real Estate Investment Trusts (“REITs”) pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, shareholders will absorb an additional layer of fees when a Fund invests in REITs. The performance of any Fund’s REITs holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REITs performance. When a REIT focuses its investments in particular sub-sectors of the real estate industry or particular geographic regions, the REIT’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing the return to a Fund on its investment in such company.
Risks of Investing in Money Market Securities. An investment in a Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by such a Fund.
At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making such a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Fund’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of

Investment Glossary
countries, asset class or sector than a fund that invests more broadly.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. A Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. The Fund’s loans will be collateralized by securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, which subjects the Fund to the credit risk of the U.S. Government or the issuing federal agency or instrumentality. If the value of either the cash collateral or a Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to a Fund on a timely basis and a Fund may therefore lose the opportunity to sell the securities at a desirable price.
Small-Cap Company Risk. Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that a Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before a Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Social Criteria Risk. If a company stops meeting the Fund’s social criteria after the Fund acquires it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer meet the social criteria, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria. Therefore, adhering to the social criteria screening may affect the Fund’s performance relative to similar funds that do not adhere to such criteria.
Underlying Funds Risk. The risks of the Lifestyle Funds generally reflect the risks of owning the underlying securities held by the Underlying Funds, although lack of liquidity could result in an investment in the Underlying Funds being more volatile than an investment in an Underlying Fund’s portfolio of securities. Disruptions in the markets for the securities held by the Underlying Funds could result in losses on the Fund’s investment in such securities. The Underlying Funds also have fees that increase their costs versus owning the underlying securities directly.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Warrant Risk. A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.

About the Indices

Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and

Investment Glossary
corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
The FTSE High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S. or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.
The FTSE EPRA NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.
The MSCI ACWI ex USA SMID Cap Index captures mid and small cap representation across 22 of 23 Developed Market (DM) countries (excluding the US) and 26 Emerging Markets countries*. With 5,247 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country. CUMULATIVE INDEX PERFORMANCE — GROSS RETURNS (USD).
The MSCI EAFE Index (Europe, Australasia, Far East) (net)* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The MSCI EAFE Small Cap Index (net)* is an unmanaged index considered representative of small-cap stocks of Europe, Australia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.
The Russell Midcap® Index measures performance of the 800 smallest companies in the Russell 1000® Index.
The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The
Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.
The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.
The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.
The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.
The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.
The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.
The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.
* The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Account Information
VC II Shares
VC II is an open-end management investment company and may offer shares of the Funds for sale at any time. However, VC II offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.
Buying and Selling Shares
As a participant in a Variable Contract, Plan, or IRA, you do not directly buy shares of the Funds that make up VC II. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Funds in which you want the separate account, trustee or custodian to invest your money. The separate account, trustee or custodian in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of the Funds, the separate account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.
For certain investors, there may be rules or procedures regarding the following:
•	any minimum initial investment amount and/or limitations on periodic investments;
•	how to purchase, redeem or exchange your interest in the Funds;
•	how to obtain information about your account, including account statements; and
•	any fees applicable to your account.
For more information on such rules or procedures, you should review your Variable Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, VC II reserves the right to refuse to sell shares of any Fund to any separate account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.
Execution of requests. VC II is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next net asset value (“NAV”) to be calculated after the request is accepted by VC II. If the order is received by VC II, or the insurance company as its authorized agent, before VC II’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
Normally, VC II redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of the Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of VC II’s shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.
Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, VC II expects to meet redemption requests by using cash or cash equivalents in a Fund’s portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, a Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.
Frequent or Short-term Trading
The Funds, which are offered only through Variable Contracts, Plans or IRAs, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or

Account Information
individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below. VC II believes that market timing activity is not in the best interest of the participants of the Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the subadvisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.
To the extent a Fund invests significantly in foreign securities and/or high yield fixed-income securities (often referred to as “junk bonds”), it may be particularly vulnerable to market timing. Market timing in Funds investing significantly in foreign securities may also occur because of time zone differences between the foreign markets on which a Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timing in Funds investing significantly in junk bonds may occur if market prices are not readily available for a Fund’s junk bond holdings. Market timers might try to purchase shares of a Fund based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Fund. One of the objectives of VC II’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “How Shares are Valued”).
Shares of the Funds are generally held through insurance company separate accounts, Plans or through a trust or custodial account (“Financial Intermediaries”). The ability of VC II to monitor transfers made by the participants in separate accounts or Plans maintained by Financial Intermediaries is limited by the institutional nature of Financial Intermediaries’ omnibus accounts. VC II’s policy is that the Funds will rely on the Financial Intermediaries to monitor market timing within a Fund to the extent that VC II believes that each Financial Intermediary’s practices are reasonably designed to detect and deter transactions that are not in the best interest of a Fund.
There is no guarantee that VC II will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not VC II detects it, if market timing occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which VC II becomes aware of possible market timing activity, it will notify the Financial Intermediary in order to help facilitate the enforcement of such entity’s market timing policies and procedures. VC II has entered into agreements with various Financial Intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. VC II reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from a Financial Intermediary, whether directly or by transfer, including orders that have been accepted by a Financial Intermediary, that VC II determines not to be in the best interest of the Funds. Such rejections, restrictions or refusals will be applied uniformly without exception.
You should review your Variable Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Variable Contract, Plan or IRA. Any restrictions or limitations imposed by the Variable Contract, Plan or IRA may differ from those imposed by VC II.
Payments in Connection with Distribution

VALIC and its affiliates may receive revenue sharing payments from certain Subadvisers to the Series (other than SunAmerica, an affiliated investment adviser) in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by the subadvisers.
Selective Disclosure of Portfolio Holdings
VC II’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the SAI.
How Shares are Valued
The NAV for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of the Fund by the number of outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the

Account Information
Fund’s shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Board of Trustees, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
Investments in registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Funds are not open to purchases or redemptions. The securities held by the Government Money Market II Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s NAV at $1.00. These procedures include the determination, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based NAV deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.
During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.
Dividends and Capital Gains
Dividends from Net Investment Income
For each Fund, dividends from net investment income are declared and paid annually, except for the Government Money Market II Fund, which declares daily and pays dividends monthly. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund.
Distributions from Capital Gains
When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

Account Information
Tax Consequences
As the owner of a Variable Contract, a participant under your employer’s Variable Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Variable Contract prospectus, Plan document, custodial agreement or your tax professional for further information concerning the federal income tax consequences to you of investing in the Funds.
The Funds will annually designate certain amounts of their dividends paid as eligible for the dividend received deduction. If the Funds incur foreign taxes, they will elect to pass-through allowable foreign tax credits. These designations and elections will benefit VALIC, in potentially material amounts, and will not beneficially or adversely affect you or the Funds. The benefits to VALIC will not be passed to you or the Funds.

Management
Investment Adviser

VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for each of the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
VALIC is located at 2929 Allen Parkway, Houston, Texas 77019.
VALIC serves as investment adviser through an Investment Advisory Agreement with VC II. As investment adviser, VALIC oversees the day-to-day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment subadvisers who make investment decisions for the Funds.
The investment advisory agreement between VALIC and VC II provides for VC II to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by VC II include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Trustees. For more information on these agreements, see the “Investment Adviser” section in the SAI.
Investment Subadvisers

VALIC works with investment subadvisers for each Fund. Subadvisers are financial services companies that specialize in certain types of investing. The subadviser’s role is to make investment decisions for the Fund according to each Fund’s investment objective and restrictions. VALIC compensates the subadvisers out of the fees it receives from each Fund.
According to the agreements VALIC has with the subadvisers, VALIC will receive investment advice for each Fund. Under these agreements VALIC gives the subadvisers the authority to buy and sell securities for the subadvised Funds. However, VALIC retains the responsibility for the overall management of these Funds. The subadvisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The subadvisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the subadvisers, as allowed by law. This could include any affiliated futures commission merchants.
The 1940 Act permits the subadvisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. VC II has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a subadviser’s affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.
The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. VC II and the subadvisers have entered into written contracts, as required by the 1940 Act, to allow a subadviser’s affiliate to effect these types of transactions for commissions. The 1940 Act generally prohibits a subadviser or a subadviser’s affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.
VALIC and the subadvisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.
In selecting the subadvisers, the Board of Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the subadviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the subadvisers’ personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Board of Trustees also reviewed the fees to be paid by VALIC to each subadviser. The subadvisory fees are not paid by the Funds. A discussion of the basis for the Board of Trustees’ approval of the investment subadvisory agreements is available in VC II’s most recent annual report for the period ended August 31, 2020. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.”
VC II relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new unaffiliated subadvisers or replace existing subadvisers with an unaffiliated subadviser without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the independent Trustees, must approve each new subadvisory

Management
agreement. This allows VALIC to act more quickly to change subadvisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, VC II will provide investors with information about each new subadviser and its subadvisory agreement within 90 days of hiring the new subadviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the subadvisers and oversees the subadvisers’ compliance with the relevant Fund’s investment objective, policies and restrictions.
The SAI provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Fund(s) that they serve as portfolio manager, and the structure and method used by the subadviser to determine their compensation.
The Subadvisers are:
BMO Asset Management Corp.
Boston Partners Global Investors, Inc. d/b/a Boston Partners
Delaware Investments Fund Advisers
J.P. Morgan Investment Management Inc.
Janus Capital Management LLC
Massachusetts Financial Services Company
Mellon Investments Corporation
PineBridge Investments LLC
SunAmerica Asset Management, LLC
Wellington Management Company LLP
Capital Appreciation Fund
BMO Asset Management Corp. (“BMO Asset Management”)
115 S. LaSalle Street, Chicago, Illinois 60603
BMO Asset Management is a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (BMO), a publicly-held Canadian diversified financial services company. As of August 31, 2020, BMO Asset Management had approximately $51.79 billion in assets under management.
The Capital Appreciation Fund is managed by David A. Corris, and Jason C. Hans, Mr. Corris joined BMO Asset Management in 2008 where he currently serves as Head of Disciplined Equity and a Managing Director. He is a CFA charterholder. Mr. Hans joined BMO Asset Management in 2008 where he currently serves as a Director and Portfolio Manager. He is a CFA charterholder. Ernesto Ramos, Ph.D., currently serves as Head of
Investment Data and Analytics. Effective December 31, 2020, Dr. Ernesto Ramos, Ph.D. will relinquish his portfolio management duties and assume the role of U.S. Chief Investment Officer, BMO Global Asset Management.
Mid Cap Value Fund
Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)
60 East 42nd Street, Suite 1550
New York, New York 10165
Boston Partners is an indirect wholly-owned subsidiary of ORIX Corporation of Japan. Boston Partners is a value equity asset manager with $68.48 billion in assets under management as of August 31, 2020.
A portion of the Mid Cap Value Fund is managed by Steven L. Pollack, CFA and Joseph F. Feeney, Jr., CFA. Mr. Pollack is the portfolio manager for Boston Partners Mid Cap Value Equity product. He is in his twentieth year with the firm and he has thirty-six years of investment experience. Mr. Feeney is Chief Executive Officer and Chief Investment Officer of Boston Partners. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research group. Mr. Feeney joined the firm upon its inception in 1995. He has thirty-five years of investment experience.
International Opportunities Fund
Delaware Investments Fund Advisers (“DIFA”)
610 Market Street, Philadelphia, PA 19106
DIFA and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of September 30, 2020, over $242,354 in assets, including mutual funds, separate accounts, and other investment vehicles. DIFA is a series of Macquarie Investment Management Business Trust, which is a subsidiary of MMHI. MMHI is a wholly-owned subsidiary of Macquarie Group Ltd.
The portion of the International Opportunities Fund subadvised by DIFA is managed by Stephan Maikkula, Joseph Devine and Gabriel Wallach.
Stephan Maikkula, CFA, CMT, Senior Vice President, Portfolio Manager.
Stephan Maikkula joined Macquarie Investment Management (MIM) in March 2016 as a portfolio manager for the Global Ex-US Equity team. Previously, he worked at UBS Asset Management from July 2007 to February 2016 in various investment roles, leaving the firm as a portfolio manager on the Global ex-US Growth Equities

Management
team. Prior to UBS, Maikkula worked at Nicholas-Applegate Capital Management as a generalist on the firm’s International Growth team, where he covered Europe. Previously, he was an analyst and portfolio manager with the Employees Retirement System of Texas. Prior to that, Maikkula was a portfolio manager for the MBA Investment Fund and an investment analyst intern at the Teacher Retirement System of Texas. He also worked for Cargill for six years in various commodity merchandising roles, providing fundamental and technical analysis of commodity markets. Maikkula earned a bachelor’s degree at St. John’s University and an MBA at the University of Texas at Austin. He is a member of the CFA Institute and the Market Technicians Association.
Joseph Devine, Managing Director, Chief Investment Officer — Global Ex-US Equity
Joseph Devine joined Macquarie Investment Management (MIM) in March 2016 as head of the Global Ex-US Equity team. Previously, he worked at UBS Asset Management from July 2007 to February 2016, first as senior portfolio manager and then as head of the Global ex-US Growth Equities team. Prior to UBS, Devine worked at Nicholas-Applegate Capital Management from July 2005 to July 2007 as lead portfolio manager for the Emerging Markets and Pacific Rim portfolios of the International Growth team. Prior to that, he was an Asian equity analyst at Duncan-Hurst Capital Management. Devine was also responsible for the firm’s Global Emerging Markets portfolio. He previously held trading positions at Peregrine Investment Holdings in the Philippines and Singapore, and at Credit Suisse First Boston in Hong Kong and Singapore. Mr. Devine earned a bachelor’s degree at the University of Southern California and an MBA at the Marshall School of Business at the University of Southern California.
Gabriel Wallach, Senior Vice President, Portfolio Manager
Gabriel Wallach joined Macquarie Investment Management (MIM) in August 2016 as a portfolio manager for the Global Ex-US Equity team. Previously, Wallach was a portfolio manager at North Grove Capital, a company he founded in August 2014 focused on emerging markets equities. From April 2004 to May 2014, he was chief investment officer, global emerging markets equities at BNP Paribas Investment Partners managing several strategies, including global emerging markets equities, frontier markets equities, and regional funds investing in Latin America, Asia, and Europe, the Middle East, and Africa (EMEA), respectively. Before that, Wallach worked at Baring Asset Management from 1997 to 2003, first as head of Latin American equities and left the firm as a senior portfolio manager with the US Equity team. Previously, he was a senior analyst at Fiduciary Trust Company, where he primarily focused on Latin America. Wallach earned his bachelor’s degree in economics from Hampshire College.
Small Cap Growth Fund
Small Cap Value Fund
J.P. Morgan Investment Management Inc. (“JPMIM”)
270 Park Avenue, New York, NY 10017
JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. As of September 30, 2020, JPMIM and its affiliates managed over $2.193 trillion in assets, based on the assets under management for the Asset Management (J.P. Morgan Asset Management, Private and Wealth Management, Private Bank) division of JPMorgan Chase & Co. as of September 30, 2020.
The Small Cap Growth Fund is managed by Eytan Shapiro, Felise L. Agranoff and Matthew Cohen. Mr. Shapiro, Managing Director, is the Chief Investment Officer of the Growth and Small Cap U.S. Equity Team and portfolio manager in the U.S. Equity Group. An employee since 1985, he is responsible for managing the U.S. small cap growth strategy, which includes the JPMorgan Small Cap Growth Fund, JPMorgan Dynamic Small Cap Growth Fund and the JPM U.S. Small Cap Growth Fund. Prior to joining the small cap team in 1992, Eytan worked as a portfolio manager in the firm’s Hong Kong office. Mr. Shapiro is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder. Ms. Agranoff, managing director, is a co-portfolio manager of the Mid Cap Growth Strategy and a research analyst covering industrials, energy, financials and business services sectors for the U.S. Equity Growth team. She joined the firm in 2004. Felise obtained a B.S. in finance and accounting from the McIntire School of Commerce at the University of Virginia and is a CFA charterholder. Mr. Cohen, managing director, is a healthcare research analyst for U.S. Equity Growth team. Before joining the firm in 2005, Matthew was a research analyst at Medici Healthcare and Narragansett Asset Management. Prior to that, Dr. Cohen was a resident surgeon in the Department of General Surgery at the North Shore University Hospital – NYU School of Medicine. Matthew holds an M.B.A. from New York University’s Stern School of Business and an M.D. from McGill University in Montreal.
The portion of the Small Cap Value Fund subadvised by JPMIM is managed by Phillip Hart, CFA, Lindsey J. Houghton, Wonseok Choi, PhD, Jonathan L. Tse, CFA, and Akash Gupta, CFA. Mr. Hart, managing director, is a

Management
portfolio manager and the Head of the U.S. Structured Equity Small and Mid Cap Team. An employee since 2003, his responsibilities include managing all of the Structured Equity Small and Mid Cap strategies. Previously, he worked on quantitative research and the daily implementation and maintenance of portfolios for the group. Phillip obtained a B.A. in economics from Cornell University and is a CFA charterholder. Mr. Houghton, executive director, is a portfolio manager and research analyst in the U.S. Structured Equity Small and Mid Cap Team. An employee since 2006, Lindsey was previously a senior analyst on the Bear Stearns quantitative equity team. Lindsey has previous experience as a quantitative analyst at BKF Asset Management, Inc. and as a portfolio manager assistant at ING Investment Management. Lindsey graduated from the University of Delaware with a B.S. in business administration with a concentration in finance. Mr. Choi, managing director, is a portfolio manager and the head of quantitative research for the U.S. Structured Equity Group. An employee since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Prior to joining the Firm, Mr. Choi worked as a research manager at Arrowstreet Capital, L.P., where he was involved in developing and enhancing the Firm’s forecasting, risk, and transaction-cost models. Mr. Choi holds a Ph.D. in economics from Harvard University and a B.A. in economics from Seoul National University. Mr. Tse, executive director, is a portfolio manager and member of the quantitative research team for the U.S. Structured Equity Group, and has been a member of the team since 2004. Prior to joining the Firm, Jonathan worked as a summer intern for UBS and Credit Suisse First Boston in software and database development. Jonathan graduated in May 2004 with a B.S. in computer engineering from Columbia University. Jonathan is a CFA charterholder. Mr. Gupta, executive director, is a portfolio manager and research analyst in the U.S. Structured Equity Small and Mid Cap Team, and has been a member of the team since 2008. An employee since 2004, Akash previously spent over three years in the sell-side Equity Research Group, focusing on the electronics manufacturing supply chain sector. Akash holds a B.Tech. in electronics & communication (Gold Medalist) from I.I.T. (Indian Institute of Technology) in Roorkee, India and an M.B.A. in analytical finance from the ISB (Indian School of Business) in Hyderabad, India. He is also a CFA charterholder and a certified Financial Risk Manager (FRM).
Large Cap Value Fund
Janus Capital Management LLC (“Janus”)
151 Detroit Street, Denver, Colorado 80206
Janus is an indirect subsidiary of Janus Henderson Group plc, a publicly traded company with principal operations in financial asset management businesses that had approximately $358.3 billion in assets under management as of September 30, 2020. Janus (together with its predecessors) has served as an investment adviser since 1970.
Perkins Investment Management LLC (“Perkins”) is principally located at 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606. Perkins is a subsidiary of Janus and is registered as an investment adviser with the SEC. Perkins has been in the investment management business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and subadviser to other registered equity mutual funds. Janus owns approximately 100% of Perkins. Perkins leverages Janus’ trading, marketing, sales, client service, legal, compliance, and accounting and operations resources. Janus participates in the oversight of all Perkins’ operations.
A portion of the assets of the Large Cap Value Fund is managed by Kevin Preloger. Mr. Preloger is a Portfolio Manager at Perkins. He is responsible for managing the Perkins Large Cap Value strategy and co-manages the Mid Cap Value and SMID Cap Value strategies. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. Prior to joining Perkins, he worked as an analyst at ABN AMRO/LaSalle Bank Wealth Management and covered the financial services and technology sectors during his five-year tenure at the firm. Mr. Preloger received his bachelor of arts degree in economics from Northwestern University.
International Opportunities Fund
Massachusetts Financial Services Company (“MFS”)
111 Huntington Avenue, Boston, Massachusetts 02199
MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under management of the MFS organization were approximately $546 billion as of September 30, 2020.
MFS manages a portion of the assets of the International Opportunities Fund using a team of portfolio managers. The team is comprised of David Antonelli, Peter Fruzzetti, Jose Luis Garcia, and Robert Lau and Sandeep Mehta. Mr. Antonelli is a Vice Chairman of MFS and Messrs.

Management
Fruzzetti, Garcia, Mehta and Lau are each Investment Officers of MFS. Mr. Antonelli has been employed in the investment area of MFS since 1991. Mr. Fruzzetti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment area of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001. Mr. Mehta has been employed in the investment area of MFS since 2008. Effective April 15, 2021, Mr. Antonelli will no longer be a portfolio manager of the fund.
Large Cap Value Fund
Mellon Investments Corporation (“Mellon”)
One Boston Place, Boston, Massachusetts 02108
Mellon Investment Corporation is a global, performance-driven investment management firm committed to providing creative investment solutions for our clients. The firm is a highly regarded fundamental active equity manager, serving the investment needs of public, corporate, defined benefit and defined contribution plans, as well as union-sponsored and jointly trusteed, endowment/ foundation and subadvised relationships. As of August 31, 2020, Mellon had $570,395 million in assets under management.
A portion of the assets of the Large Cap Value Fund are managed by Brian C. Ferguson. Mr. Ferguson is the senior portfolio manager on the Dynamic Large Cap Value Equity strategy, a position he has held since 2003. He is the head of the Large Cap Value team and also the analyst responsible for the health care and financial sectors. Previously, he was a portfolio manager of the firm’s Mid Cap Value strategy. Mr. Ferguson joined the firm in 1997 as a research analyst in the Small Cap Opportunities Value team.
Aggressive Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
Core Bond Fund
Moderate Growth Lifestyle Fund
Strategic Bond Fund
PineBridge Investments LLC (“PineBridge”)
Park Avenue Tower, 65 East 55th Street, New York, NY 10022
PineBridge is a Delaware limited liability company and is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai.
PineBridge is an independent asset manager with over 60 years of experience in emerging and developed markets, having built an extensive platform of asset allocation, fixed income, equity, private equity and private credit investment capabilities to meet diverse client needs. As of August 31, 2020, PineBridge managed approximately $112.45 billion.
Teams make decisions for the Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.
Investment decisions for Core Bond Fund are made by a team including John Yovanovic, CFA, Robert Vanden Assem, CFA and Dana Burns. Mr. Yovanovic, Managing Director and Head of High Yield Portfolio Management, joined PineBridge in 2001. He became a Portfolio Manager of high yield bonds in 2005. Mr. Vanden Assem, Managing Director and Head of Developed Markets and Investment Grade Fixed Income, joined PineBridge in 2001 and is responsible for the portfolio management high grade total rate of return portfolios and long/short portfolios. Mr. Burns, Managing Director, Investment Grade Fixed Income, joined the firm in 2007. He is currently a senior portfolio manager within the Investment Grade Credit Group and is responsible for the management of high grade institutional and retail fixed income portfolios. Mr. Burns’ primary focus at the firm is the management of investment grade total return portfolios and high quality insurance company assets. Prior to joining the firm, Mr. Burns was Vice President and co-manager of the Fixed Income Separately Managed Account Group at Morgan Stanley. Additionally, Mr. Burns managed assets for high net-worth individuals through Morgan Stanley’s Private Wealth Management Group (PWM). Mr. Burns’ investment industry experience began in 1997.
Investment decisions for the Lifestyle Funds are made by a team including Jose R. Aragon, Michael J. Kelly and Paul Mazzacano. Mr. Aragon joined PineBridge in 2003 and is currently a Senior Vice President and a Portfolio Manager for PineBridge’s multi-asset products. Prior to assuming this role, Mr. Aragon managed PineBridge’s multi-strategy hedge fund and was a quantitative analyst in the PineBridge structured equity group. Mr. Kelly, Managing Director, Global Head of Multi-Asset Products, joined PineBridge in 1999. In his current role, Mr. Kelly is primarily responsible for the development and management of institutional pension fund advisory and retail orientated multi-asset vehicles. Mr. Mazzacano, a Managing Director and Portfolio Manager, Multi-Asset Products, joined PineBridge in 2001. He assumed the role of Head of Product Management in 2006, and then in 2007 Global Head of Investment Manager Research and

Management
Portfolio Manager of multi-asset products. He is responsible for the global coordination of PineBridge manager selection and monitoring activities.
Investment decisions for Strategic Bond Fund are made by a team led by Robert Vanden Assem, and which includes John Yovanovic, Anders Faergemann and Dana Burns. Mr. Vanden Assam’s role as team leader primarily consists of asset allocation decisions with respect to the Strategic Bond Fund. Anders Faergemann, Managing Director and Senior Sovereign Portfolio Manager, Emerging Markets Fixed Income, joined PineBridge in 2004. He is responsible for a dedicated emerging markets local currency strategy and co-manages emerging markets blended portfolios, as well as global government bonds strategy. Please see above for biographies for Messrs. Vanden Assem, Yovanovic and Burns.
Government Money Market II Fund
U.S. Socially Responsible Fund
SunAmerica Asset Management, LLC (“SunAmerica”)
Harborside 5, 185 Hudson Street, Suite 3300
Jersey City, New Jersey 07311
SunAmerica is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SunAmerica’s primary focus has been on the management, in either an advisory or subadvisory capacity, of registered investment products. As of August 31, 2020, SunAmerica managed, advised and/or administered more than $45 billion in assets.
SunAmerica’s Fixed Income Investment Team is responsible for management of the Government Money Market II Fund.
The U.S. Socially Responsible Fund is managed by a team consisting of Timothy Campion and Elizabeth Mauro, with Mr. Campion serving as team leader. Mr. Campion is a Senior Vice President and Lead Portfolio Manager at SunAmerica. He is responsible for the management and trading of a wide variety of social and domestic equity index funds. Mr. Campion joined SunAmerica in 2012. Prior to joining SunAmerica, he was Vice President and Portfolio Manager at PineBridge since 1999. Ms. Mauro joined SunAmerica in 2017 and is a fixed income trader and portfolio manager. Prior to joining the firm, she held several capital markets positions at Bank of New York Mellon Corporation, with product coverage in the Commercial Paper, Yankee CD, U.S. Treasuries, Agency Discount Notes, Bullets, and short-term Corporates categories. Ms. Mauro received her B.A. in Government from Smith College. Her investment experience dates back to 2011.
dHigh Yield Bond Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Wellington Management Company LLP (“Wellington Management”)
280 Congress Street, Boston, Massachusetts 02210
Wellington Management is a Delaware limited liability partnership and is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
As of September 30, 2020, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1.2 trillion in assets.
Christopher A. Jones, CFA, Senior Managing Director and Fixed-Income Portfolio Manager of Wellington Management, has served as Portfolio Manager of the High Yield Bond Fund since 2009. Mr. Jones joined Wellington Management as an investment professional in 1994.
Philip W. Ruedi, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Growth Fund since 2017. Mr. Ruedi joined Wellington Management as an investment professional in 2004.
Mark A. Whitaker, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Growth Fund since 2017. Mr. Whitaker joined Wellington Management as an investment professional in 2004.
The portion of the Mid Cap Value Fund managed by Wellington Management is managed by Gregory J. Garabedian. Mr. Garabedian is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and has served as Portfolio Manager of the Mid Cap Value Fund since 2017. Mr. Garabedian joined Wellington Management as an investment professional in 2006.

Management
How VALIC is Paid for its Services

Each Fund pays VALIC a monthly fee based on a percentage of average daily net assets.
A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreements is available in VC II’s most recent annual report for the period ended August 31, 2020. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.” Here is a list of the percentages each Fund paid VALIC for the fiscal year ended August 31, 2020.
Fund Name	Advisory Fee Paid (as a percentage of average daily net assets)

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55%
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.42%
Government Money Market II Fund	0.05%
High Yield Bond Fund	0.61%
International Opportunities Fund	0.82%
Large Cap Value Fund	0.50%
Mid Cap Growth Fund	0.73%
Mid Cap Value Fund	0.70%
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	0.81%
Small Cap Value Fund	0.67%
Strategic Bond Fund	0.50%
U.S. Socially Responsible Fund	0.25%
Additional Information About Fund Expenses

Commission Recapture Program. Through a commission recapture program, a portion of certain Funds’ expenses have been reduced. “Other Expenses,” as reflected in the Annual Fund Operating Expenses in each Fund Summary, do not take into account this expense reduction and are therefore higher than the actual expenses of the Fund.
Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by a Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles. Such fees and expenses will vary based on a Fund’s allocation of assets to, and the annualized expenses of, the particular acquired fund.
Expense Limitations. VALIC has contractually agreed to cap the expenses of certain Funds, effective January 1, 2021 through December 31, 2021, by waiving a portion of its advisory fee or reimbursing certain expenses so that the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not exceed the limits set forth in the agreement and as shown below. For the purposes of the waived fee and reimbursed expense calculations, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. This agreement will be renewed in terms of one year with respect to a particular Fund unless terminated by the Board of Trustees prior to any such renewal.
Fund Name	Expense Limitation
Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.85%
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.77%
Government Money Market II Fund	0.55%
High Yield Bond Fund	0.93%
International Opportunities Fund	1.20%
Mid Cap Growth Fund	1.09%
Mid Cap Value Fund	1.05%
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	1.13%
Small Cap Value Fund	1.02%
Strategic Bond Fund	0.89%
Government Money Market II Fund. In order to avoid a negative yield, VALIC may reimburse expenses or waive fees of the Government Money Market II Fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time by VALIC. There is no guarantee that the Fund will be able to avoid a negative yield.

Financial Highlights
The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or if shorter, the period of the Fund’s operations.. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the VALIC Company II’s Annual Report to shareholders, which is available upon request.
Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.
	Aggressive Growth Lifestyle Fund					Capital Appreciation Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value at beginning of period	$10.09	$11.34	$10.68	$10.41	$10.67	$14.89	$20.13	$16.55	$15.99	$16.35
Income (loss) from investment operations:
Net investment income (loss)(d)	0.19	0.17	0.17	0.16	0.19	0.02	0.07	0.04	0.08	0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	0.77	(0.24)	1.04	0.93	0.56	4.28	(0.26)	4.51	2.12	1.20
Total income (loss) from investment operations	0.96	(0.07)	1.21	1.09	0.75	4.30	(0.19)	4.55	2.20	1.29
Distributions from:
Net investment income	(0.26)	(0.21)	(0.16)	(0.21)	(0.23)	(0.06)	(0.05)	(0.08)	(0.08)	(0.06)
Net realized gain on securities	(0.57)	(0.97)	(0.39)	(0.61)	(0.78)	(0.51)	(5.00)	(0.89)	(1.56)	(1.59)
Total distributions	(0.83)	(1.18)	(0.55)	(0.82)	(1.01)	(0.57)	(5.05)	(0.97)	(1.64)	(1.65)
Net asset value at end of period	$10.22	$10.09	$11.34	$10.68	$10.41	$18.62	$14.89	$20.13	$16.55	$15.99
TOTAL RETURN(a)	9.91%	(0.52)%	11.39%	10.61%	7.53%	29.44%	(0.35)%	27.94%	14.13%	8.33%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10%(e)	0.10%(e)	0.10%(e)	0.10%(e)	0.10%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14%(e)	0.14%(e)	0.14%(e)	0.14%(e)	0.15%(e)	1.00%	1.00%	0.99%	0.99%	1.00%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.88%(e)	1.56%(e)	1.49%(e)	1.47%(e)	1.78%(e)	0.12%	0.38%	0.22%	0.50%	0.52%
Ratio of net investment income (loss) to average net assets(c)	1.83%(e)	1.52%(e)	1.45%(e)	1.44%(e)	1.73%(e)	(0.03)%	0.23%	0.08%	0.36%	0.37%
Portfolio turnover rate	48%	37%	49%	36%	24%	62%	60%	124%	66%	54%
Number of shares outstanding at end of period (000’s)	59,921	57,377	53,660	53,168	51,410	6,576	6,923	5,449	5,535	5,313
Net assets at the end of period (000’s)	$612,613	$579,049	$608,709	$567,843	$535,245	$122,454	$103,080	$109,697	$91,579	$84,946

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

Financial Highlights
	Conservative Growth Lifestyle Fund					Core Bond Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$11.85	$12.31	$12.07	$11.82	$11.95	$11.53	$10.74	$11.15	$11.30	$10.93
Income (loss) from investment operations:
Net investment income (loss)(d)	0.32	0.25	0.31	0.28	0.30	0.28	0.33	0.30	0.27	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	0.63	0.17	0.28	0.39	0.41	0.52	0.70	(0.45)	(0.12)	0.38
Total income (loss) from investment operations	0.95	0.42	0.59	0.67	0.71	0.80	1.03	(0.15)	0.15	0.62
Distributions from:
Net investment income	(0.31)	(0.36)	(0.28)	(0.32)	(0.34)	(0.39)	(0.24)	(0.26)	(0.30)	(0.22)
Net realized gain on securities	(0.18)	(0.52)	(0.07)	(0.10)	(0.50)	–	–	(0.00)	–	(0.03)
Total distributions	(0.49)	(0.88)	(0.35)	(0.42)	(0.84)	(0.39)	(0.24)	(0.26)	(0.30)	(0.25)
Net asset value at end of period	$12.31	$11.85	$12.31	$12.07	$11.82	$11.94	$11.53	$10.74	$11.15	$11.30
TOTAL RETURN(a)	8.14%	3.52%	4.94%	5.76%	6.19%	7.05%	9.64%	(1.32)%	1.37%	5.78%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10%(e)	0.10%(e)	0.10%(e)	0.10%(e)	0.10%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15%(e)	0.15%(e)	0.15%(e)	0.15%(e)	0.15%(e)	0.78%	0.78%	0.78%	0.80%	0.79%
Ratio of expense reductions to average net assets	–	–	–	–	-–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.68%(e)	2.06%(e)	2.47%(e)	2.31%(e)	2.51%(e)	2.39%	2.99%	2.80%	2.40%	2.16%
Ratio of net investment income (loss) to average net assets(c)	2.62%(e)	2.01%(e)	2.43%(e)	2.27%(e)	2.46%(e)	2.37%	2.99%	2.78%	2.37%	2.15%
Portfolio turnover rate	38%	45%	44%	38%	27%	93%	97%	73%	76%	139%
Number of shares outstanding at end of period (000’s)	27,615	27,369	27,516	27,674	27,779	149,401	137,809	119,431	100,052	106,434
Net assets at the end of period (000’s)	$339,870	$324,436	$338,793	$333,907	$328,390	$1,784,179	$1,589,218	$1,282,586	$1,115,936	$1,202,915

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

Financial Highlights
	Government Money Market II Fund					High Yield Bond Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$7.66	$7.53	$7.75	$7.56	$7.40
Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	0.02	0.01	0.00	0.00	0.36	0.39	0.40	0.41	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)	0.00	(0.00)	0.00	0.00	(0.00)	0.09	(0.18)	0.15	0.13
Total income (loss) from investment operations	0.01	0.02	0.01	0.00	0.00	0.36	0.48	0.22	0.56	0.50
Distributions from:
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)	(0.00)	(0.55)	(0.35)	(0.44)	(0.37)	(0.34)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	–
Total distributions	(0.01)	(0.02)	(0.01)	(0.00)	(0.00)	(0.55)	(0.35)	(0.44)	(0.37)	(0.34)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$7.47	$7.66	$7.53	$7.75	$7.56
TOTAL RETURN(a)	0.63%	1.75%	0.91%	0.16%	0.01%	5.01%	6.47%	2.89%	7.54%	7.07%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.35%	0.55%	0.55%	0.50%	0.32%	0.94%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.66%	0.67%	0.65%	0.70%	0.66%	0.98%	0.97%	0.97%	0.97%	0.99%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.59%	1.73%	0.91%	0.16%	0.01%	4.79%	5.25%	5.16%	5.27%	5.16%
Ratio of net investment income (loss) to average net assets(c)	0.27%	1.61%	0.81%	(0.04)%	(0.33)%	4.75%	5.24%	5.15%	5.26%	5.13%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	49%	34%	26%	52%	36%
Number of shares outstanding at end of period (000’s)	135,924	119,345	136,966	132,916	141,263	72,088	85,841	76,525	72,461	78,148
Net assets at the end of period (000’s)	$135,945	$119,366	$136,987	$132,944	$141,291	$538,716	$657,364	$576,553	$561,480	$590,679

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

Financial Highlights
	International Opportunities Fund					Large Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value at beginning of period	$18.44	$21.31	$19.38	$16.00	$15.08	$20.11	$22.76	$20.66	$18.41	$17.08
Income (loss) from investment operations:
Net investment income (loss)(d)	0.09	0.16	0.13	0.14	0.14	0.30	0.36	0.30	0.24	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	2.64	(2.10)	1.97	3.49	0.94	(0.60)	(0.92)	2.80	2.27	1.27
Total income (loss) from investment operations	2.73	(1.94)	2.10	3.63	1.08	(0.30)	(0.56)	3.10	2.51	1.54
Distributions from:
Net investment income	(0.13)	(0.19)	(0.17)	(0.25)	(0.16)	(0.36)	(0.27)	(0.26)	(0.26)	(0.21)
Net realized gain on securities	(0.31)	(0.74)	–	–	–	(0.98)	(1.82)	(0.74)	–	–
Total distributions	(0.44)	(0.93)	(0.17)	(0.25)	(0.16)	(1.34)	(2.09)	(1.00)	(0.26)	(0.21)
Net asset value at end of period	$20.73	$18.44	$21.31	$19.38	$16.00	$18.47	$20.11	$22.76	$20.66	$18.41
TOTAL RETURN(a)	15.03%	(9.20)%	10.81%	22.81%	7.23%	(1.45)%	(2.39)%	15.12%	13.66%	9.09%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.13%	1.00%	1.00%	1.00%	1.00%	0.86%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.22%	1.22%	1.20%	1.22%	1.21%	0.89%	0.89%	0.88%	0.88%	0.89%
Ratio of expense reductions to average net assets	0.00%	0.00%	–	–	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.45%	0.83%	0.61%	0.82%	0.91%	1.51%	1.68%	1.35%	1.21%	1.59%
Ratio of net investment income (loss) to average net assets(c)	0.36%	0.60%	0.41%	0.60%	0.70%	1.48%	1.60%	1.27%	1.14%	1.51%
Portfolio turnover rate	45%	41%	46%	62%	58%	82%	81%	90%	77%	71%
Number of shares outstanding at end of period (000’s)	29,447	31,253	33,984	34,637	37,260	14,136	13,500	12,480	10,969	12,540
Net assets at the end of period (000’s)	$610,424	$576,197	$724,027	$671,097	$596,055	$261,082	$271,487	$284,086	$226,626	$230,844

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

Financial Highlights
	Mid Cap Growth Fund					Mid Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value at beginning of period	$10.52	$10.71	$10.06	$8.42	$8.81	$17.19	$22.13	$21.23	$20.45	$21.82
Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)	(0.01)	(0.02)	0.00	(0.02)	0.13	0.14	0.09	0.07	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	0.94	0.19	2.56	1.64	0.24	(0.81)	(1.11)	2.62	2.17	1.73
Total income (loss) from investment operations	0.93	0.18	2.54	1.64	0.22	(0.68)	(0.97)	2.71	2.24	1.87
Distributions from:
Net investment income	–	–	(0.02)	–	–	(0.15)	(0.11)	(0.09)	(0.13)	(0.06)
Net realized gain on securities	(0.44)	(0.37)	(1.87)	–	(0.61)	(0.98)	(3.86)	(1.72)	(1.33)	(3.18)
Total distributions	(0.44)	(0.37)	(1.89)	–	(0.61)	(1.13)	(3.97)	(1.81)	(1.46)	(3.24)
Net asset value at end of period	$11.01	$10.52	$10.71	$10.06	$8.42	$15.38	$17.19	$22.13	$21.23	$20.45
TOTAL RETURN(a)	9.04%	1.72%	25.54%	19.48%	3.01%	(4.12)%	(4.14)%	12.90%	11.02%	9.62%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01%	0.85%	0.85%	0.85%	0.85%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.12%	1.12%	1.15%	1.17%	1.17%	1.07%	1.06%	1.05%	1.05%	1.06%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.13)%	(0.08)%	(0.18)%	0.04%	(0.27)%	0.82%	0.73%	0.40%	0.32%	0.65%
Ratio of net investment income (loss) to average net assets(c)	(0.25)%	(0.35)%	(0.49)%	(0.28)%	(0.59)%	0.80%	0.72%	0.40%	0.32%	0.64%
Portfolio turnover rate	47%	32%	35%	162%	92%	63%	44%	44%	44%	44%
Number of shares outstanding at end of period (000’s)	21,912	23,048	20,584	13,313	14,338	47,067	43,256	41,411	49,262	48,776
Net assets at the end of period (000’s)	$241,264	$242,512	$220,444	$133,988	$120,774	$724,100	$743,460	$916,284	$1,046,046	$997,576

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

Financial Highlights
	Moderate Growth Lifestyle Fund					Small Cap Growth Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value at beginning of period	$13.88	$15.00	$14.23	$13.98	$14.09	$16.89	$23.31	$16.98	$14.20	$15.31
Income (loss) from investment operations:
Net investment income (loss)(d)	0.31	0.24	0.26	0.24	0.30	(0.11)	(0.11)	(0.12)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.93	(0.00)	1.08	0.92	0.70	6.22	(1.22)	7.14	3.72	0.42
Total income (loss) from investment operations	1.24	0.24	1.34	1.16	1.00	6.11	(1.33)	7.02	3.64	0.39
Distributions from:
Net investment income	(0.34)	(0.32)	(0.24)	(0.32)	(0.32)	–	–	–	–	–
Net realized gain on securities	(0.62)	(1.04)	(0.33)	(0.59)	(0.79)	(2.50)	(5.09)	(0.69)	(0.86)	(1.50)
Total distributions	(0.96)	(1.36)	(0.57)	(0.91)	(1.11)	(2.50)	(5.09)	(0.69)	(0.86)	(1.50)
Net asset value at end of period	$14.16	$13.88	$15.00	$14.23	$13.98	$20.50	$16.89	$23.31	$16.98	$14.20
TOTAL RETURN(a)	9.26%	1.71%	9.44%	8.42%	7.48%	38.56%	(5.47)%	41.51%	26.05%	4.40%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10%(e)	0.10%(e)	0.10%(e)	0.10%(e)	0.10%(e)	1.12%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.14%(e)	0.13%(e)	0.13%(e)	0.14%(e)	0.14%(e)	1.24%	1.23%	1.22%	1.25%	1.29%
Ratio of expense reduction to average net assets	–	–	–	–	–	0.01%	0.01%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	2.24%(e)	1.69%(e)	1.75%(e)	1.68%(e)	2.15%(e)	(0.59)%	(0.54)%	(0.61)%	(0.53)%	(0.22)%
Ratio of net investment income (loss) to average net assets(c)	2.20%(e)	1.66%(e)	1.72%(e)	1.65%(e)	2.11%(e)	(0.70)%	(0.61)%	(0.67)%	(0.62)%	(0.35)%
Portfolio turnover rate	49%	39%	47%	36%	33%	48%	60%	63%	40%	39%
Number of shares outstanding at end of period (000’s)	71,656	67,965	64,297	63,003	60,581	10,271	11,386	9,239	8,088	7,035
Net assets at the end of period (000’s)	$1,014,351	$943,311	$964,607	$896,346	$846,974	$210,533	$192,341	$215,384	$137,330	$99,884

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

Financial Highlights
	Small Cap Value Fund					Strategic Bond Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value at beginning of period	$10.76	$15.74	$14.47	$13.57	$14.01	$11.35	$10.86	$11.38	$11.28	$11.00
Income (loss) from investment operations:
Net investment income (loss)(d)	0.10	0.15	0.15	0.11	0.13	0.37	0.43	0.42	0.39	0.38
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.92)	(2.80)	2.36	1.48	1.27	0.26	0.46	(0.53)	0.13	0.39
Total income (loss) from investment operations	(0.82)	(2.65)	2.51	1.59	1.40	0.63	0.89	(0.11)	0.52	0.77
Distributions from:
Net investment income	(0.14)	(0.21)	(0.13)	(0.14)	(0.17)	(0.55)	(0.40)	(0.41)	(0.42)	(0.45)
Net realized gain on securities	(0.29)	(2.12)	(1.11)	(0.55)	(1.67)	–	–	–	–	(0.04)
Total distributions	(0.43)	(2.33)	(1.24)	(0.69)	(1.84)	(0.55)	(0.40)	(0.41)	(0.42)	(0.49)
Net asset value at end of period	$9.51	$10.76	$15.74	$14.47	$13.57	$11.43	$11.35	$10.86	$11.38	$11.28
TOTAL RETURN(a)	(7.72)%	(17.24)%	17.40%	11.61%	11.27%	5.65%	8.27%	(0.96)%	4.75%	7.15%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99%	0.95%	0.95%	0.95%	0.95%	0.87%	0.87%	0.87%	0.88%	0.88%
Ratio of expenses to average net assets(c)	1.09%	1.06%	1.03%	1.03%	1.04%	0.87%	0.87%	0.87%	0.88%	0.88%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.97%	1.07%	0.96%	0.71%	0.98%	3.31%	3.92%	3.73%	3.48%	3.51%
Ratio of net investment income (loss) to average net assets(c)	0.87%	0.96%	0.88%	0.62%	0.89%	3.31%	3.92%	3.73%	3.48%	3.51%
Portfolio turnover rate	69%	55%	46%	79%	59%	103%	95%	133%	118%	162%
Number of shares outstanding at end of period (000’s)	31,778	29,381	33,971	36,582	37,866	81,144	73,893	78,574	65,845	72,983
Net assets at the end of period (000’s)	$302,120	$316,042	$534,548	$529,505	$513,783	$927,406	$838,559	$853,401	$749,055	$823,464

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

Financial Highlights
	U.S. Socially Responsible Fund
	Year Ended August 31,
	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value at beginning of period	$22.03	$23.09	$20.15	$19.23	$18.55
Income (loss) from investment operations:
Net investment income (loss)(d)	0.26	0.27	0.30	0.29	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	3.15	0.72	3.39	2.33	1.89
Total income (loss) from investment operations	3.41	0.99	3.69	2.62	2.17
Distributions from:
Net investment income	(0.33)	(0.34)	(0.35)	(0.29)	(0.28)
Net realized gain on securities	(4.20)	(1.71)	(0.40)	(1.41)	(1.21)
Total distributions	(4.53)	(2.05)	(0.75)	(1.70)	(1.49)
Net asset value at end of period	$20.91	$22.03	$23.09	$20.15	$19.23
TOTAL RETURN(a)	17.06%	4.46%	18.49%	13.90%	12.16%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.60%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.20%	1.22%	1.37%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets(c)	1.18%	1.17%	1.33%	1.41%	1.42%
Portfolio turnover rate	14%	36%	5%	0%	25%
Number of shares outstanding at end of period (000’s)	35,643	32,675	34,175	39,701	39,360
Net assets at the end of period (000’s)	$745,440	$719,784	$789,118	$799,898	$756,821

(a)	Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

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Appendix A
VALIC Company II
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Blue Chip Growth Fund	Long-term Capital Growth, and Secondarily Income	Growth	• Management Risk	The Fund pursues long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in the common stocks of large- and mid-cap blue chip growth companies.
• Equity Securities Risk
• Growth Style Risk
• Large- and Mid-Cap Companies Risk
• Market Risk
• Securities Lending Risk
• Technology Sector Risk
Capital Conservation Fund	High Total Return	Total Return	• Management Risk	The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment.
• Call or Prepayment Risk
• Credit Risk
• Currency Risk
• Interest Rate Risk
• Foreign Investment Risk
• Market Risk
• Mortgage- and Asset-Backed Securities Risk
• Risk of Investing in Money Market Securities
• Active Trading Risk
• Securities Lending Risk
• U.S. Government Obligations Risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Dividend Value Fund	Capital Growth by Investing in Common Stocks, and Secondarily Income	Value	• Management Risk	The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities including common stock, preferred stock and convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying equity securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. In selecting portfolio securities, one of the Subadvisers will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the Subadviser believes such securities have particularly good prospects for capital appreciation. The other Subadviser uses rules-based strategies to select portfolio securities.
• Equity Securities Risk
• Value Style Risk
• Growth Style Risk
• Convertible Securities Risk
• Preferred Stock Risk
• Income Producing Stock Availability Risk
• Large-Cap Companies Risk
• Market Risk
• Mid-Cap Company Risk
• Small-Cap Company Risk
• Securities Lending Risk
Emerging Economies Fund	Capital Appreciation	Emerging Countries	• Management Risk	Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets.
• Foreign Investment Risk
• Emerging Markets Risk
• Currency Risk
• Geographic Risk
• Equity Securities Risk
• Preferred Stock Risk
• Depositary Receipts Risk
• Large-Cap Companies Risk
• Mid-Cap Company Risk
• Small-Cap Company Risk
• Derivatives Risk
• Hedging Risk
• Market Risk
• Value Style Risk
• Securities Lending Risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Global Real Estate Fund	High Total Return through Long-Term Growth of Capital and Current Income	Real Estate and Real Estate-Related Securities	• Management Risk	The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies.
• Real Estate Investments Risk
• REITs Risk
• Equity Securities Risk
• Currency Risk
• Emerging Markets Risk
• Foreign Investment Risk
• Geographic risk
• Market risk
• Mid-cap company risk
• Small-cap company risk
• Synthetic securities risk
• Securities lending risk
Government Money Market I Fund	Liquidity, Protection of Capital and Current income through Investments in Short-Term Money Market Instruments	Money Market Instruments	• Credit risk	The Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities.
• Interest rate risk
• Repurchase agreements risk
• U.S. government obligations risk
Government Securities Fund	High Current Income and Protection of Capital through Investments in Intermediate and Long-term U.S. Government Debt Securities	U.S. Government Obligations	• U.S. government obligations risk	The Fund invests at least 80% of net assets in intermediate- and long-term U.S. Government and government sponsored debt securities.
• Credit risk
• Interest rate risk
• Call or prepayment risk
• Currency risk
• Foreign investment risk
• Market risk
• Mortgage- and Asset-backed securities risk
• Securities lending risk
• Risks of investing in money market securities
• Repurchase agreements risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Growth Fund	Long-Term Capital Growth	Growth	• Index risk	The Fund attempts to achieve its investment objective by investing primarily in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally invests at least 65% of its total assets in equity securities. Equity securities consist of common stock and American Depositary Receipts (“ADRs”). The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.
• Failure to Match Index Performance Risk
• Management Risk
• Equity Securities Risk
• Currency Risk
• Foreign Investment Risk
• Depositary Receipts Risk
• Emerging Markets Risk
• Focused Fund Risk
• Growth Style Risk
• Large- and Mid-Cap Company Risk
• Small-Cap Company Risk
• Market Risk
• Price Volatility Risk
• Securities Lending Risk
• Sector Risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Inflation Protected Fund	Maximum Real Return	Inflation-Indexed Fixed Income Securities	• Risks of Investing in Inflation-Indexed Securities	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations and in derivative instruments that have economic characteristics similar to such securities.
• Risks of Inflation Indexing Methodology
• Interest Rate Risk
• Call or Prepayment Risk
• Credit Risk
• Foreign Investment Risk
• Emerging Markets Risk
• Currency Risk
• Market Risk
• U.S. Government Obligations Risk
• Foreign Sovereign Debt Risk
• Mortgage and Asset-Backed Securities Risk
• Collateralized Loan Obligation Risk
• Derivatives Risk
• Counterparty Risk
• Hedging Risk
• Active Trading Risk
• Securities Lending Risk
International Equities Index Fund	Long-Term Growth of Capital through Investments in Equity Securities that, as a group, are Expected to Provide Investment Results Closely Corresponding to the Performance of the MSCI EAFE Index	Index	• Equity Securities Risk	The Fund is managed to seek to track the performance of the MSCI EAFE Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S.
• Index Risk
• Failure to Match Index Performance Risk
• Foreign Investment Risk
• Currency Risk
• Geographic Risk
• Large- and Mid-Cap Companies Risk
• Market Risk
• Securities Lending Risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
International Government Bond Fund	High Current Income through Investments Primarily in Investment Grade Debt Securities Issued or Guaranteed by Foreign Governments	Foreign Government Fixed Income Securities	• Call or Prepayment Risk	The Fund aims to provide foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored or guaranteed.
• Credit Risk
• Currency Risk
• Derivatives Risk
• Hedging Risk
• Emerging Markets Risk
• Foreign Investment Risk
• Foreign Sovereign Debt Risk
• Interest Rate Risk
• Junk Bond Risk
• Market Risk
• Non-Diversification Risk
• Risks of Investing in Money Market Securities
• U.S. Government Obligations Risk
• Securities Lending Risk
International Growth Fund	Capital Appreciation	International Growth	• Management Risk	Under normal market conditions, the Fund’s Subadviser seeks to achieve the Fund’s objective by investing primarily in established companies on an international basis, with capitalizations, within the range of companies included in the MSCI ACWI ex USA Index.
• Foreign Investment Risk
• Focused Fund Risk
• Currency Risk
• Depositary Receipts Risk
• Emerging Markets Risk
• Equity Securities Risk
• Large-Cap Companies Risk
• Mid-Cap Company Risk
• Small Cap Company Risk
• Growth Style Risk
• Liquidity Risk
• Market Risk
• Securities Lending Risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
International Value Fund	Long-Term Growth of Capital	International Value	• Management Risk	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of foreign issuers. The Fund may also invest up to 30% of its total assets in emerging market equity securities. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs).
• Equity Securities Risk
• Derivatives Risk
• Large-Cap Companies Risk
• Mid-Cap Company Risk
• Small-Cap Company Risk
• Hedging Risk
• Warrant Risk
• Emerging Markets Risk
• Foreign Investment Risk
• Currency Risk
• Depository Receipts Risk
• Georaphic Risk
• Market Risk
• Value Style Risk
• Securities Lending Risk
Large Cap Core Fund	Capital growth with the potential for current income	Core	• Sector Risk	The Fund invests, under normal circumstances, at least 80% of its net assets in the common stocks of large-cap U.S. companies. The Fund invests in equity securities of U.S. companies that have large market capitalization (generally over $2 billion) that the Subadviser believes are undervalued and have the potential for long-term growth and current income.
• Management Risk
• Equity Securities Risk
• Currency Risk
• Foreign Investment Risk
• Growth Stock Risk
• Large-Cap Companies Risk
• Market Risk
• Securities Lending Risk
• Value Style Risk
Large Capital Growth Fund	Long-Term Growth of Capital	Growth	• Management Risk	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks.
• Equity Securities Risk
• Currency Risk
• Focused Fund Risk
• Foreign Investment Risk
• Large-Cap Companies Risk
• Growth Stock Risk
• Market Risk
• Securities Lending Risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Mid Cap Index Fund	Growth of Capital through Investments Primarily in a Diversified Portfolio of Common Stocks that, as a Group, are Expected to Provide Investment Results Closely Corresponding to the Performance of the S&P Mid Cap 400® Index	Index	• Securities Lending Risk	The Fund is managed to seek to track the performance of the S&P Mid Cap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets are invested in stocks that are in the Index.
• Index Risk
• Failure to Match Index Performance Risk
• Equity Securities Risk
• Market Risk
• Mid-Cap Company Risk
Mid Cap Strategic Growth Fund	Long-Term Capital Growth	Growth	• Securities Lending Risk	The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of U.S. domestic and foreign mid-cap companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in common stocks of mid-cap companies.
• Management Risk
• Currency Risk
• Equity Securities Risk
• Foreign Investment Risk
• Emerging Markets Risk
• Growth Style Risk
• Market Risk
• Privately Placed Securities Risk
• Mid-Cap Company Risk
Nasdaq-100® Index Fund	Long-term capital growth through investments in the stocks that are included in the Nasdaq100® Index.	Index	• Technology Sector	The Fund invests in stocks that are included in the Index. The Index represents the largest and most active nonfinancial domestic and international securities listed on The NASDAQ Stock Market, based on market value (capitalization).
• Equity Securities Risk
• Index Risk
• Failure to Match Index Performance Risk
• Derivatives Risk
• Market Risk
• Non-Diversification Risk
• Sector Risk
• Securities Lending

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Science & Technology Fund	Long-Term Capital Appreciation	Specialty Growth	• Management Risk	The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology
• Technology Sector Risk
• Dividend-paying Stocks Risk
• Equity Securities Risk
• Emerging Markets Risk
• Currency Risk
• Foreign Investment Risk
• Geographic Risk
• IPO Risk
• Market Risk
• Sector Risk
• Securities Lending Risk
Small Cap Aggressive Growth Fund	Capital Growth	Growth	• Small-Cap Company Risk	The Fund normally invests at least 80% of its net assets in small-cap companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets).
• Management Risk
• Active Trading Risk
• Currency Risk
• Equity Securities Risk
• Growth Style Risk
• Foreign Investment Risk
• Market Risk
• Securities Lending Risk
Small Cap Fund	Long-Term Capital Growth by Investing Primarily in the Stocks of Small Companies	Growth and Value	• Small-Cap Company Risk	The Fund normally invests at least 80% of net assets in stocks of small companies. Stock selection may reflect a growth or a value investment approach or a combination of both.
• Management Risk
• Equity Securities Risk
• Market Risk
• Securities Lending Risk
• Growth Style rRisk
• Value Style Risk

Small Cap Index Fund	Growth of Capital through Investment Primarily in a Diversified Portfolio of Common Stocks that, as a Group, the Subadviser Believes May Provide Investment Results Closely Corresponding to the Russell 2000® Index	Index	• Management Risk	The Fund is managed to seek to track the performance of the Russell 2000® Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The Fund invests under normal circumstances at least 80% of net assets in stocks that are in the Index.
• Small-Cap Company Risk
• Micro-Cap Company Risk
• Equity Securities Risk
• Market Risk
• Securities Lending Risk
• Growth Style Risk
• Value Style Risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Small Cap Special Values Fund	Growth of Capital by Investing Primarily in Common Stocks	Value	• Management Risk	Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of domestic small-cap companies. The Subadvisers look for significantly undervalued companies that they believe have the potential for above-average appreciation with below-average risk.
• Equity Securities Risk
• Small-Cap Company Risk
• Value Style Risk
• Market Risk
• Securities Lending Risk
Stock Index Fund	Long-Term Capital Growth through Investment in Common Stocks that, as a Group, are Expected to Provide Investment Results closely Corresponding to the Performance of the S&P 500 Index	Index	• Management Risk	The Fund is managed to seek to track the performance of the S&P 500® Index, which measures the stock performance of 500 large- and mid-cap companies and is often used to indicate the performance of the overall stock market.The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index.
• Index Risk
• Failure to Match Index Performance Risk
• Equity Securities Risk
• Large-and Mid-Cap Company Risk
• Market Risk
• Securitites Lending Risk
Systematic Core Fund (formerly, Growth & Income Fund)	Long-Term Growth of Capital	Growth	• Disciplined Strategy Risk	The Fund seeks to achieve a higher risk-adjusted performance than the Russell 1000® Index over the long term through a proprietary selection process employed by the Fund’s Subadviser. The Subadviser uses a rules-based methodology that emphasizes quantitatively-based stock selection and portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time)
• Equity Securities Risk
• Factor-Based Investing Risk
• Large-Cap Companies Risk
• Management Risk
• Securities Lending Risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Systematic Value Fund	Total Return through Capital Appreciation and Secondarily, Income	Value	• Management Risk	The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. Generally, these companies will have a market capitalization of at least $2 billion. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.
• Equity Securities Risk
• Preferred Stock Risk
• Convertible Securities Risk
• Warrant Risk
• Large and Mid-Cap Company Risk
• Market Risk
• Value Style Risk
• Quantitative Investing Risk
• Sector Risk
• Active Trading Risk
• Securities Lending Risk
Value Fund	Long-Term Total Return which Consists of Capital Appreciation and Income	Value	• Securities lending risk	The Fund attempts to achieve its objective by investing in common stocks of companies that the Subadviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples.
• Management risk
• Equity securities risk
• Currency risk
• Foreign investment risk
• Emerging markets risk
• Large- and mid-cap companies risk
• Small-cap company risk
• Market risk
• Value style risk
VALIC Company II
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Capital Appreciation Fund	Capital appreciation	Growth	• Management risk	The Fund invests in the equity securities of U.S. companies and depositary receipts relating to equity securities. The Subadviser seeks to identify growth opportunities for the Fund.
• Mid-cap company risk
• Depositary receipts risk
• Equity securities risk
• Large-cap company risk
• Market risk
• Small-cap company risk
• Warrant risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Core Bond Fund	High total return	Fixed income	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. A significant portion of the Fund’s U.S. government securities may be issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association (“GNMA”).
Although the Fund invests primarily in medium- to high-quality fixed income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed income securities (often referred to as “junk bonds”), which are considered below investment-grade.
• Active trading risk
• Credit risk
• Foreign investment risk
• Interest rate risk
• Junk bond risk
• Market risk
• Mortgage-backed securities risk
• Non-mortgage asset-backed securities risk
• Call or prepayment risk
• Emerging markets risk
• Currency risk
• U.S. government obligations risk
• Securities lending risk
High Yield Bond Fund	High total return and income	Fixed income	• Junk bond risk	At least 80% of the Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed income securities (often referred to as “junk bonds”). The Fund may also invest up to 20% of its net assets in below-investment grade foreign fixed income securities.
• Management risk
• Call or prepayment risk
• Credit risk
• Foreign investment risk
• Interest rate risk
• Market risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
International Opportunities Fund	Long-term capital appreciation	International	• Management risk	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small to mid-cap companies throughout the world, excluding the United States. The Fund may hold foreign currencies and non-dollar denominated foreign securities.
• Growth style risk
• Equity securities risk
• Emerging markets risk
• Foreign investment risk
• Depositary receipts risk
• Geographic risk
• Market risk
• Securities lending risk
• Small-cap company risk
• Mid-cap company risk
Large Cap Value Fund	Total return	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team.
• Equity securities risk
• Large-cap company risk
• Market risk
• Foreign investment risk
• Securities lending risk
• Value style risk
Mid Cap Growth Fund	Long-term capital appreciation	Growth	• Management risk	This Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of mid-cap companies. The Fund invests primarily in common stocks of companies that the Subadviser believes have the potential for long-term, above-average earnings growth.
• Growth style risk
• Equity securities risk
• Active trading risk
• Convertible securities risk
• Depositary receipts risk
• Foreign investment risk
• Market risk
• Mid-cap company risk
• Sector risk
• Small-cap company risk
• Special situations risk
• Preferred stock risk
• Securities lending risk
Mid Cap Value Fund	Capital growth	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-cap companies. The Subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets.
The Fund may also invest in Depositary Receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.
• Value style risk
• Equity securities risk
• Foreign investment risk
• Depositary receipts risk
• Market risk
• Mid-cap company risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Small Cap Growth Fund	Long-term capital growth	Growth	• Management risk	Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small cap companies. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
• Growth style risk
• Equity securities risk
• Market risk
• Small-cap company risk
• Securities lending risk
Small Cap Value Fund	Maximum long term return	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies. The Subadvisers will use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages.
• Value style risk
• Equity securities risk
• Market risk
• Small-cap company risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
U.S. Socially Responsible Fund	Growth of capital	Specialty Growth	• Equity securities risk	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. The Fund does not invest in companies that are significantly engaged in:
• the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
• the manufacture or distribution of alcoholic beverages or tobacco products;
• the operation of gambling-related businesses;
• the production of nuclear energy;
• have a history of poor labor-management relations;
• engage in businesses or have products that have a severely negative impact on the environment;
• have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;
• engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and
• have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.
• Preferred stock risk
• Convertible securities risk
• Foreign investment risk
• Market risk
• Social criteria risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Strategic Bond Fund	High total return and income	Fixed income	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed income securities. Up to 50% of the Fund’s total assets may be invested in foreign securities. Up to 25% of the Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by S&P, or of comparable quality if unrated.
• Active trading risk
• Call or prepayment risk
• Credit risk
• Emerging markets risk
• Foreign investment risk
• Interest rate risk
• Loan risk
• Junk bond risk
• Market risk
• Mortgage-backed securities risk
• non-mortgage asset-backed securities risk
• U.S. government obligations risk
• Securities lending risk

Interested in Learning More?
The Statement of Additional Information (“SAI”) incorporated by reference into this prospectus contains additional information about VC II’s operations.
Further information about the Fund’s investments is available in VC II’s annual and semi-annual reports to shareholders. VC II’s annual report discusses market conditions and investment strategies that significantly affected the Funds’ performance results during their last fiscal year.
The Variable Annuity Life Insurance Company (“VALIC”) can provide you with a free copy of these materials or other information about VC II. You may reach VALIC by calling 1-800-448-2542 or by writing to P.O. Box 15648, Amarillo, Texas 79105-5648. VC II’s prospectus, SAI, and shareholder reports are available online at https://www.valic.com/prospectus-and-reports/mutual-funds.
The Securities and Exchange Commission (“SEC”) maintains copies of these documents, which are available on the EDGAR Database on the SEC’s web site at http://www.sec.gov. You may also request a paper copy from the SEC electronically at publicinfo@sec.gov. A duplicating fee will be assessed for all copies provided by the SEC.

VALIC Company II
P.O. Box 3206
Houston, TX 77252-3206
VC 10832 (01/2021) J187001

VALIC Company II
Ticker Symbol:
AGGRESSIVE GROWTH LIFESTYLE FUND	VAGLX
CAPITAL APPRECIATION FUND	VCCAX
CONSERVATIVE GROWTH LIFESTYLE FUND	VCGLX
CORE BOND FUND	VCCBX
GOVERNMENT MONEY MARKET II FUND	VIIXX
HIGH YIELD BOND FUND	VCHYX
INTERNATIONAL OPPORTUNITIES FUND	VISEX
LARGE CAP VALUE FUND	VACVX
MID CAP GROWTH FUND	VAMGX
MID CAP VALUE FUND	VMCVX
MODERATE GROWTH LIFESTYLE FUND	VMGLX
SMALL CAP GROWTH FUND	VASMX
SMALL CAP VALUE FUND	VCSVX
STRATEGIC BOND FUND	VCSBX
U.S. SOCIALLY RESPONSIBLE FUND	VCSRX

Statement of Additional Information

PART B
January 1, 2021
This Statement of Additional Information (“SAI”) is not a prospectus and contains information in addition to that in the Prospectus for VALIC Company II (“VC II”). It should be read in conjunction with the Prospectus. The SAI relates to the Prospectus dated January 1, 2021. VC II’s audited financial statements are incorporated in this SAI by reference to its Annual Report dated August 31, 2020. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company (“VALIC”), a Prospectus may be obtained by visiting https://www.valic.com/prospectus-and-reports/mutual-funds, or upon request by calling 1-800-448-2542, or writing VC II at Document Control, P.O. Box 15648, Amarillo, Texas 79105-5648.

i

GENERAL INFORMATION AND HISTORY

VC II was organized as a Delaware statutory trust on May 6, 1998, by VALIC and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with VC II and subject to the authority of VC II’s Board of Trustees (the “Board”), VALIC serves as the investment adviser to each Fund (as defined below) and conducts the business and affairs of VC II. Additionally, VALIC has engaged one or more investment subadvisers (each hereinafter referred to as a “Subadviser”) to provide investment subadvisory services for each Fund subject to VALIC’s oversight. VC II consists of fifteen separate investment portfolios (hereinafter collectively referred to as the “Funds” or individually as a “Fund”), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest. Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, and Moderate Growth Lifestyle Fund are collectively referred to as the “Lifestyle Funds.” Each of the Funds is “diversified” as the term is used in the 1940 Act.
VC II issues shares of beneficial interest of each Fund to individual retirement accounts (“IRAs”), to certain employer-sponsored retirement plans (primarily, but not exclusively, governmental plans; collectively, the “Plans” and each a “Plan”) and registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity contracts or variable life policies (the “Contracts”).
VC II was originally named American General Series Portfolio Company 3. The name changed to North American Funds Variable Product Series II on October 1, 2001. Subsequently, on December 31, 2001, the name changed to VALIC Company II. The individual Fund names also changed on December 31, 2001, as noted below. On May 1, 2008, the trust’s name changed to AIG Retirement Company II; and it was renamed VALIC Company II on May 1, 2009. Effective May 1, 2012, the International Small Cap Equity Fund changed its name to International Opportunities Fund. The name of Money Market II Fund changed to Government Money Market II Fund effective September 28, 2016. The name Socially Responsible Fund changed its name to U.S. Socially Responsible Fund effective June 4, 2019.
Name Prior to 10/1/2000	Name from 10/01/2000 to 12/31/2001	Name effective 12/31/2001
American General Aggressive Growth Lifestyle Fund	North American–AG Aggressive Growth Lifestyle Fund	Aggressive Growth Lifestyle Fund
American General Conservative Growth Lifestyle Fund	North American–AG Conservative Growth Lifestyles Fund	Conservative Growth Lifestyle Fund
American General Core Bond Fund	North American–AG Core Bond Fund	Core Bond Fund
American General High Yield Bond Fund	North American–AG High Yield Bond Fund	High Yield Bond Fund
American General International Growth Fund	North American International Growth Fund	International Growth II Fund*
American General Large Cap Growth Fund	North American–AG Goldman Sachs Large Cap Growth Fund	Capital Appreciation Fund
American General Large Cap Value Fund	North American–AG State Street Large Cap Value Fund	Large Cap Value Fund
American General Mid Cap Growth Fund	North American–AG INVESCO MidCap Growth Fund	Mid Cap Growth Fund
American General Mid Cap Value Fund	North American–AG Neuberger Berman MidCap Value Fund	Mid Cap Value Fund
American General Moderate Growth Lifestyle Fund	North American–AG Moderate Growth Lifestyle Fund	Moderate Growth Lifestyle Fund
American General Money Market Fund	North American–AG 2 Money Market Fund	Money Market II Fund
American General Small Cap Growth Fund	North American–J.P. Morgan Small Cap Growth Fund	Small Cap Growth Fund
American General Small Cap Value Fund	North American Small Cap Value Fund	Small Cap Value Fund

Name Prior to 10/1/2000	Name from 10/01/2000 to 12/31/2001	Name effective 12/31/2001
American General Socially Responsible Fund	North American–AG Socially Responsible Fund	Socially Responsible Fund
American General Strategic Bond Fund	North American–AG Strategic Bond Fund	Strategic Bond Fund

*	The name of International Growth II Fund changed to International Small Cap Equity Fund effective October 11, 2004.

INVESTMENT RESTRICTIONS

The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (i) 67% or more of the voting securities present in person or by proxy at a shareholders’ meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding voting securities.
In addition, the Funds have non-fundamental investment restrictions, which have been approved by VC II’s Board. Non-fundamental investment restrictions and operating policies may be changed by VC II’s Board without shareholder approval.
The fundamental and non-fundamental investment restrictions and operating policies of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid investments and borrowings apply at all times. Calculation of each Fund’s total assets for compliance with any of the investment restrictions or any other restrictions will not include cash collateral held in connection with securities lending activities.
In applying the limitations on investments in any one industry (concentration), the Funds may use industry classifications based, where applicable, on industry classification guides such as Baseline, Bridge Information Systems, Reuters, or S&P Stock Guide, Global Industry Classification Standard (“GICS”) information obtained from Bloomberg L.P. and Moody’s International, or Barra, and/or the industry classification set forth in the prospectus of the issuing company of the investment. Further, regarding the securities of one or more issuers conducting their principal business activities in the same industry: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.
Rule 2a-7 under the 1940 Act (“Rule 2a-7”) prohibits the Government Money Market II Fund from purchasing any instrument with a remaining maturity of greater than 397 calendar days and requires Government Money Market II Fund to maintain a dollar-weighted average portfolio maturity of 60 calendar days or less. For purposes of Rule 2a-7, certain variable or floating rate instruments are deemed to have a maturity equal to the period remaining until the next readjustment of their interest rate or, in the case of an instrument that is subject to a Demand Feature (as defined in Rule 2a-7), the period remaining until the principal amount can be recovered through demand. A “government money market fund” under Rule 2a-7, such as the Government Money Market II Fund, may, but is not required to, impose liquidity fees and redemption gates. The Board has determined that the Government Money Market II Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future.
Fundamental Investment Restrictions
Borrowing
All Funds: Each Fund may borrow money in amounts up to 33 1⁄3% of the value of its total assets for temporary or emergency purposes, or as permitted by law. Each Fund may also borrow money for investment purposes, up to the maximum extent permissible under the 1940 Act. A Fund may also obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Fund may pledge, mortgage or hypothecate its assets. This policy shall not prohibit a Fund from engaging in reverse repurchase agreements, dollar rolls, or similar investment strategies described in the Prospectus and the SAI, as amended from time to time.

Notes: The 1940 Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (A Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings (other than the 5% temporary borrowings); provided that in the event that the Fund’s asset coverage falls below 300%, the Fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered borrowings and therefore subject to the 1940 Act restrictions. The investment restriction will be interpreted to permit a Fund to engage in trading practices and investments that may be considered borrowings to the extent consistent with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending are not considered to be borrowings under the restriction. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the restriction.
Commodities
All Funds, except the Government Money Market II Fund and the Lifestyle Funds: No Fund may purchase or sell physical commodities except that each Fund (other than the Government Money Market II Fund and the Lifestyle Funds) may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; or (iii) purchase or sell commodity options and futures contracts in accordance with its investment practices and policies.
Explanation: The Government Money Market II Fund and the Lifestyle Funds may not purchase or sell physical commodities.
Concentration
All Funds, except the Lifestyle Funds: Each Fund (other than the Lifestyle Funds) may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
Explanation: With respect to the Lifestyle Funds, each Lifestyle Fund may invest more than 25% of its assets in Funds of VC II or VALIC Company I (“VC I”).
Diversification
All Funds: Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act. The Funds are classified as diversified under the 1940 Act. This means that each Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, (a) with respect to 75% of its total assets, more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, a Fund cannot change its classification from diversified to non-diversified without shareholder approval.
Issuance of Senior Securities
All Funds: No Fund may issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any Securities and Exchange Commission (“SEC”) staff interpretation of the 1940 Act.
Notes: The 1940 Act prohibits a Fund from issuing “senior securities,” which are defined as Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets, except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose. A Fund also may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of a Fund through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased to the extent of the Fund’s gross assets. The fundamental investment restriction will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
Lending
All Funds, except the Lifestyle Funds: No Fund may make loans, except that each Fund may, in accordance with its investment practices and policies (i) engage in repurchase agreements; (ii) lend portfolio securities; (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement, including interfund lending, as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, by exemptive relief, or by any SEC staff interpretation of the 1940 Act.
Explanation: The Lifestyle Funds may not engage in lending securities.
Real Estate
All Funds: No Fund may purchase or sell real estate except that each Fund (other than the Government Money Market II Fund and the Lifestyle Funds) may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in the business of real estate.
Explanation: With respect to the Government Money Market II Fund and the Lifestyle Funds, no such Fund may invest in real estate.
Underwriting
All Funds: No Fund may underwrite the securities of other issuers, except as permitted by the Board within applicable law, and except to the extent that in connection with the sale or disposition of its portfolio securities, a Fund may be deemed to be an underwriter.
Non-Fundamental Investment Restrictions
Control of Companies
All Funds: Each Fund may not invest in companies for the purpose of exercising management control or influence, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated thereunder, as amended from time to time, or (iii) an exemption or similar relief from the provisions of the 1940 Act. (See Operating Policies shown below for additional information on investment company security investment restrictions.)
Illiquid Securities
All Funds, except the Lifestyle Funds: Each Fund (other than the Lifestyle Funds) may not invest more than 15% (5% for the Government Money Market II Fund) of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, stripped mortgage securities and inverse floaters, but excluding variable amount master demand notes and liquid Rule 144A securities. This restriction on illiquid investments is applicable at all times.
Explanation: The Lifestyle Funds may not invest in illiquid securities.
Foreign Securities
To the extent consistent with their respective investment objectives, each of the Funds as noted in the Limitation List below may invest in foreign securities up to the percentage of total assets referenced. American Depositary Receipts (“ADRs”) and U.S. dollar-denominated securities of foreign issuers are not excluded from such percentage limitation for each Fund other than the Strategic Bond Fund. With respect to the Strategic Bond Fund, ADRs, U.S. dollar-denominated securities of foreign issuers and Canadian securities are excluded from such percentage limitations.
100%	International Opportunities Fund
50%	Strategic Bond Fund
40%	Core Bond Fund
35%	High Yield Bond Fund
25%	Small Cap Value Fund
Small Cap Growth Fund
Mid Cap Growth Fund
20%	Capital Appreciation Fund
Large Cap Value Fund
Mid Cap Value Fund
U.S. Socially Responsible Fund
0%	Lifestyle Funds*

*	Each Lifestyle Fund invests indirectly in equity securities of international companies through its investments in Underlying Funds.

Margin
All Funds: Each Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
Short Sales
All Funds, except the Government Money Market II Fund and the Lifestyle Funds: Each Fund, other than the Government Money Market II Fund and the Lifestyle Funds, may not sell securities short except to the extent permitted by applicable law.
Explanation: The Government Money Market II Fund and the Lifestyle Funds may not sell securities short.
Investment Companies
All Funds: Each Fund may invest in securities issued by other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. (See Operating Policies below for additional information on investment company security investment restrictions.) No Fund that is acquired by the Dynamic Allocation Fund, a series of VALIC Company I, or by the Lifestyle Funds may acquire any securities of a registered open-end management investment company or of a registered unit investment trust in reliance on Section 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.
Operating Policies
Asset-Backed Securities
All Funds, except the Government Money Market II Fund and the Lifestyle Funds: A Fund will only invest in fixed-income asset-backed securities rated, at the time of purchase, in the same quality range as its other permissible investments.
Explanation: The Government Money Markey II Fund and the Lifestyle Funds may not invest in asset-backed securities.
Single Investment Companies
All Funds: Unless otherwise permitted by the 1940 Act, no Fund may invest more than 5% of its total assets in a single investment company.
Total Investment Company Investment
All Funds, except the Lifestyle Funds: Unless otherwise permitted by the 1940 Act, no Fund may invest more than 10% of its total assets in investment company securities.
Explanation: Each Lifestyle Fund may invest more than 10% of its total assets in investment company securities.
Single Investment Company Voting Securities
All Funds, except the Lifestyle Funds: Unless otherwise permitted by the 1940 Act, no Fund may invest more than 3% of its total assets in the voting securities of a single investment company.
Explanation: Each Lifestyle Fund may invest more than 3% of its total assets in the voting securities of a single investment company.
Certificates of Deposit and Bankers Acceptances
All Funds: The Funds limit investments in U.S. certificates of deposit and bankers acceptances to obligations of U.S. banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or where deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”). A Fund may also invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.
Zero Coupon Bonds
High Yield Bond Fund: The High Yield Bond Fund may invest up to 15% of its net assets in zero coupon securities (securities not paying current cash interest).

INVESTMENT PRACTICES

Although the Lifestyle Funds may not engage directly in the investment practices described below, they may indirectly engage in such practices through the purchase of shares of underlying funds of VC II and VC I, which may engage in such practices. For ease of reference, a table reflecting the investment practices in which the Funds may engage is located in Appendix B. In the event of any discrepancy between Appendix B and the disclosure contained in the Prospectus and SAI, the latter shall control.
Adjustable Rate Instruments
Each Fund, except the Lifestyle Funds, may invest in adjustable rate money market instruments. Adjustable rate instruments (i.e., variable rate and floating rate instruments) are instruments that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate instruments may be shortened under certain special conditions described more fully below.
Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (i) at any time upon notice of usually 30 days or less, or (ii) at specified intervals, not exceeding 13 months, and upon 30 days’ notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.
The lack of a liquid secondary market may have an adverse impact on the market price of an instrument and a Fund’s ability to dispose of particular issues when necessary to meet a Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer. As a result of possible extended settlement periods, a Fund may be required to sell other investments or temporarily borrow to meet its cash needs, including satisfying redemption requests.
In certain circumstances, some adjustable rate instruments may not be deemed to be securities, and in the event of fraud or misrepresentation by an issuer, purchasers of these types of instruments, such as a Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, purchasers generally must rely on the contractual provisions in the instrument itself and common-law fraud protections under applicable state law.
Asset-Backed Securities
Each Fund, other than the Government Money Market II Fund and the Lifestyle Funds, may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.
Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.
Bank Obligations
Each Fund, other than the Lifestyle Funds, may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (5% in the case of the Government Money Market II Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid investments.
The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.
The Funds limit investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of a Subadviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to a Fund’s limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Brady Bonds
Each Fund, other than the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, in accordance with its investment objectives, policies and investment program, may invest in “Brady Bonds.” Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the “Brady Plan.” This was an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds generally have maturities of between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, a Fund may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.
Agreements implemented under the Brady Plan have been designed to achieve debt and debt service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Brady Bonds have typically traded at a deep discount from their face value. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. A Fund may purchase Brady Bonds with no or limited collateralization, and would be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the

Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.
Catastrophe Bonds
Each Fund, other than the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, in accordance with its investment objectives, policies and investment program, may invest in “catastrophe bonds.” Catastrophe bonds are fixed-income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or its entire principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on companywide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Investments” below for more information with respect to the risks associated with illiquid investments. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.
Collateralized Bond Obligations (“CBOs”)
The High Yield Bond Fund may invest in CBOs. CBOs are structured products backed by a diversified pool of high yield public or private fixed-income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool. CBOs may be deemed to be “illiquid” and subject to the Fund’s overall limitations on investments in illiquid securities.
Convertible Securities
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in convertible securities of foreign or domestic issuers. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation’s capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security’s underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.
A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objectives.
In keeping with the objectives of the Core Bond Fund, High Yield Bond Fund, International Opportunities Fund, Mid Cap Growth Fund, U.S. Socially Responsible Fund and Strategic Bond Fund, convertible bonds will be treated as equity securities for purposes of each Fund’s investment policies and restrictions.
Cyber Security Risk
With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting VALIC or a Subadviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund investors to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Although service providers typically have business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. A Fund and its investors could be negatively impacted as a result.
Depositary Receipts
Each Fund, other than the Government Money Market II Fund and the Lifestyle Funds, may invest in Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the securities into which they may be connected.
Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. This limits the Funds’ exposure to foreign exchange risk.
Depositary Receipts may be sponsored or unsponsored. A sponsored Depositary Receipt is issued by a depositary that has an exclusive relationship with the issuer of the underlying security. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. For purposes of a Fund’s investment policies, the Funds’ investments in Depositary Receipts will be deemed to be investments in the underlying securities.
Eurodollar Obligations
Each Fund, except the Capital Appreciation Fund, the Government Money Market II Fund and the Lifestyle Funds, in accordance with its investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.
Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.
Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. VC II believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail in the view that the liability is solely its own, thus exposing a Fund to a possible loss. Such

U.S. dollar denominated obligations of foreign branches of FDIC member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.
Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.
Each Fund, other than the Capital Appreciation Fund, the Government Money Market II Fund and the Lifestyle Funds, in accordance with its investment objectives, policies and investment program, may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed-income securities are linked.
Fixed-Income Securities
Each Fund, except the Lifestyle Funds, may invest in fixed-income securities, also referred to as debt securities. Fixed-income securities may be considered high-quality if they are rated at least Aa by Moody’s Investors Service, Inc. (“Moody’s”) or its equivalent by any other Nationally Recognized Statistical Ratings Organization (“NRSRO”) or, if unrated, are determined to be of equivalent investment quality. The Government Money Market II Fund may use ratings of a NRSRO as initial criteria for the selection of portfolio securities other than U.S. Government securities. High-quality fixed-income securities are considered to have a very strong capacity to pay principal and interest. Fixed-income securities are considered investment grade if they are rated, for example, at least Baa3 by Moody’s or BBB- by S&P Global Ratings (“S&P”) or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade fixed-income securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities (commonly known as “junk bonds”) rated, for example, Ba and B by Moody’s or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Subadvisers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See Appendix A regarding “Description of Credit Rating Symbols and Definitions” for a description of each rating category and a more complete description of lower-medium and lower-quality fixed-income securities and their risks.
The maturity of fixed-income securities may be considered long- (ten plus years), intermediate- (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of fixed-income securities, while an increase in interest rates generally reduces their value.
Inflation-Indexed Bonds
Each Fund, other than the Government Money Market II Fund and the Lifestyle Funds, in accordance with its investment objectives, policies and investment program, may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal values are periodically adjusted according to the rate of inflation. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed “real coupon” or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero. Inflation-indexed bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.
Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five, ten or thirty years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, then real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), then investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
There is a relatively limited trading history of inflation-indexed bonds issued by the U.S. Treasury, and there can be no assurance that there will be a liquid market for these instruments. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as those of the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Lower Rated Fixed-Income Securities (“Junk Bonds”)
The Core Bond Fund (up to 20% of its total assets), the High Yield Bond Fund, the Mid Cap Value Fund (up to 5% of its total assets) and the Strategic Bond Fund may invest in below investment grade fixed-income securities. Issuers of lower rated securities (or, if unrated, securities that are determined to be of equivalent investment quality) (“high yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.
Lower-rated, fixed income securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.
A Fund may have difficulty disposing of certain lower-rated, fixed income securities because there may be a thin trading market for such securities. The secondary trading market for high-yield securities is generally not as liquid as the secondary market for higher-rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.
Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated, fixed income securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated, fixed income securities are likely to adversely affect a Fund’s NAV. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon the default of a portfolio holding or to participate in the restructuring of the obligation.

There are risks involved in applying credit ratings as a method for evaluating lower-rated, fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated, fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser or a Subadviser will monitor the issuers of lower-rated, fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities’ liquidity stays within the parameters of the Portfolio’s investment policies. The Subadvisers will not necessarily dispose of a portfolio security when its ratings have been changed.
Investments in already defaulted securities pose an additional risk of loss, should nonpayment of principal and interest continue, in respect of such securities. Even if such securities are held to maturity, recovery of a Fund’s initial investment and any anticipated income or appreciation is uncertain. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect its interests. A Fund may be required to liquidate other portfolio securities to satisfy annual distribution obligations of the Fund in respect of accrued interest income on securities which are subsequently written off, even though such Fund has not received any cash payments of such interest.
Foreign Currency Exchange Transactions and Forward Contracts
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may enter into forward foreign currency exchange contracts for various purposes (with respect to the Small Cap Growth Fund, up to 25% of its assets), including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. A Fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following summarizes the principal currency management strategies involving forward contracts. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
1.	Settlement Hedges or Transaction Hedges. When the Subadviser wishes to lock in the U.S. dollar price of a foreign currency denominated security when a Fund is purchasing or selling the security, the Fund may enter into a forward contract. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., “settled”). Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Subadviser. This strategy is often referred to as “anticipatory hedging.”
2.	Position Hedges. When the Subadviser believes that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a Fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.
A Fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the Fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Subadviser(s) each believe that it is important to have flexibility to enter into such forward contracts when they determine that a Fund’s best interests may be served.
At the maturity of the forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.
It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Fund is obligated to deliver.
Shifting Currency Exposure: A Fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased; much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the Subadviser believed that the U.S. dollar may suffer a substantial decline against the Euro, the Subadviser could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the Fund to assume the risk of fluctuations in the value of the Euro.
Successful use of currency management strategies will depend on the Fund management team’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency rates and could result in losses to a Fund if currencies do not perform as the Subadviser anticipates. For example, if a currency’s value rose at a time when the Subadviser hedged a Fund by selling the currency in exchange for U.S. dollars, the Fund would not participate in the currency’s appreciation. Similarly, if the Subadviser increases a Fund’s exposure to a currency and that currency’s value declines, the Fund will sustain a loss. There is no assurance that the use of foreign currency management strategies will be advantageous to a Fund or that the Subadviser will hedge at appropriate times.
A Fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, State Street Bank and Trust Company (“State Street” or the “Custodian”) will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.
Foreign Securities
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in foreign securities. A foreign security includes equity securities of foreign issuers, corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. A foreign security is a security issued by an entity domiciled or incorporated outside of the United States. In addition, each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.
See “Recent Market Events” below for more information with respect to the risks associated with foreign securities.
Emerging Markets
Each Fund, except the Capital Appreciation Fund, the Government Money Market II Fund and the Lifestyle Funds, in accordance with its investment objectives, policies and investment program, may invest in companies located in emerging market countries. Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund’s securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s securities. In addition, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
A further risk is that the existence of national policies may restrict a Fund’s investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.
Russian Securities
Recent events in Ukraine and the Russian Federation may have an adverse impact on a Fund. In response to recent political and military actions undertaken by Russia, the United States and European Union have instituted numerous sanctions against certain Russian officials and Bank Rossiya. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian stocks. These sanctions could result in the immediate freeze of Russian securities, including securities in the form of ADRs, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could push Russia’s economy into a recession. These sanctions, and the continued disruption of the Russian economy, could have a negative effect on the performance of funds that have significant exposure to Russia, including a Fund.
Chinese Securities
A Fund may invest in securities of companies domiciled in the People’s Republic of China (“China” or the “PRC”). Investing in these securities involves special risks, including, but not limited to, an authoritarian government, less developed or less efficient trading markets, nationalization of assets, currency fluctuations or blockage, and restrictions on the repatriation of invested capital. In addition, there is no guarantee that the current rapid growth rate of the Chinese economy will continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder. China is considered to be an emerging market and therefore carries high levels of risk associated with emerging markets. China has experienced security concerns, such as terrorism and strained international relations, as well as major health crises. The health crises include, but are not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19 (Coronavirus). Such health crises could exacerbate political, social and economic risks previously mentioned. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Stock Connect. A Fund may invest in local equity Chinese securities (“China A-Shares”) of certain Chinese-domiciled companies listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect program and on the Shenzhen Stock Exchange (“SZSE”) through the Shenzhen-Hong Kong Stock Connect program (each, a “Stock Connect” and collectively, “Stock Connects”) or on such other stock exchanges in China which participate in Stock Connect from time to time. Each Stock Connect is a securities trading and clearing links program developed by Hong Kong Exchanges and Clearing Limited (“HKEX”), the SSE or SZSE, as applicable, and the China Securities Depository and Clearing Corporation Limited (“CDCC”) that, among other things, permits foreign investment in the PRC via brokers in Hong Kong.
The Shanghai-Hong Kong Stock Connect program launched in November 2014 and the Shenzhen-Hong Kong Stock Connect program launched in December 2016, and there is no certainty as to how the regulations governing them will be applied or interpreted. Significant risks exist with respect to investing in China A-Shares through a Stock Connect. China A-Shares may only be bought from, or sold to, a Fund when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, if one or both markets are closed on a U.S. trading day, a Fund may not be able to dispose of its shares in a timely manner and this could adversely affect the Fund’s performance. The China A-Shares market has a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for a Fund. In addition, same day trading is not permitted on the China A-Shares market, which may inhibit a Fund’s ability to enter into or exit trades on a timely basis. PRC regulations require the pre-delivery of cash or securities to a broker before the market opens on the day of selling. If the cash or securities are not in the broker’s possession before the market opens on that day, the sell order will be rejected, which may limit a Fund’s ability to dispose of its China A-Shares purchased through a Stock Connect in a timely manner.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connects, trading through a Stock Connect’s northbound trading link is subject to daily investment quota limitations, which may change. Once these quota limitations are reached, buy orders for China A-Shares through a Stock Connect will be rejected, which could adversely affect a Fund’s ability to pursue its investment strategy. China A-Shares purchased through a Stock Connect may only be sold through a Stock Connect and are not otherwise transferrable. Although China A-Shares must be designated as eligible to be traded on a Stock Connect, such shares may lose their eligibility at any time, in which case they may be sold but cannot be purchased through a Stock Connect. Moreover, since all trades of eligible China A-Shares through a Stock Connect must be settled in Renminbi (“RMB”), a Fund must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. Notably, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares obtained through a Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure. There is also no assurance that RMB will not be subject to devaluation. Any devaluation of RMB could adversely affect a Fund’s investments. If a Fund holds a class of shares denominated in a local currency other than RMB, the Fund will be exposed to currency exchange risk if the Fund converts the local currency into RMB for investments in China A-shares. A Fund may also incur conversion costs.
A Fund’s China A-Shares are held in an omnibus account and registered in nominee name, with Hong Kong Securities Clearing Company Limited (“HKSCC”) (a clearing house operated by HKEX) serving as nominee for the Fund. The exact nature and rights of a Fund as the beneficial owner of shares through HKSCC as nominee is not well defined under PRC law, and the exact nature and enforcement methods of those rights under PRC law are also unclear. As a result, the title to these shares, or the rights associated with them (i.e., participation in corporate actions, shareholder meetings, etc.) cannot be assured.
Money Market Securities of Foreign Issuers
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions, purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (i) registered abroad and traded exclusively in foreign markets or (ii) registered domestically and issued in foreign markets (e.g., Eurodollar securities).
Foreign money market instruments utilized by the Funds will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers’ acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

Hybrid Instruments
Each of the Funds, other than the Government Money Market II Fund, the Large Cap Value Fund and the Lifestyle Funds, may invest in hybrid instruments (such as notes, bonds and debentures), up to 10% of total assets; up to 15% for High Yield Bond Fund. Hybrid instruments, which include indexed or structured securities, combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.
Hybrid instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.
Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a Benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid instruments may also carry illiquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor the Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
Hybrid instruments include “market access products,” which are often referred to as equity-linked notes. A market access product is a derivative security with synthetic exposure to an underlying local foreign stock. They include, for example, warrants, zero strike options, and total return swaps. Market access products are subject to the same risks as direct investments in securities of foreign issuers. If the underlying stock decreases in value, the market access product will decrease commensurately. In addition, market access products are subject to counterparty risk due to the fact that the security is issued by a broker. If the broker suffers a significant credit event and cannot perform under the terms of the agreement, an access product may lose value regardless of the strength of the underlying stock.
The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Fund. Accordingly, a Fund that so invests will limit its investments in hybrid instruments to 10% of total assets (15% for High Yield Bond Fund).
Hybrid instruments also include Participation Notes and Participatory Notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if a Fund purchases P-notes from only a small number of issuers). The International Opportunities Fund may invest no more than 5% of its assets in P-notes.
Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e., leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (e.g., investment grade corporate bonds). Structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk.
Contingent convertible securities (sometimes referred to as “CoCos”) are a type of hybrid security that under certain circumstances either (i) converts into common shares of the issuer or (ii) undergoes a principal write-down. The mandatory conversion/write-down provision might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger the automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Should an instrument undergo a write-down, investors may lose some or all of their original investment.
Illiquidity Risk
No more than 15% of the Fund’s net assets may be invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, the Liquidity Rule (as defined below) and the Liquidity Program (as defined below) require that certain remedial actions be taken. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Initial Public Offerings (“IPOs”)
The International Opportunities Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund may invest in IPOs. As such, a portion of each Fund’s returns may be attributable to the Fund’s investments in IPOs. There is no guarantee that as a Fund’s assets grow it will be able to experience significant improvement in performance by investing in IPOs.
A Fund’s purchase of shares issued as part of, or a short period after, companies’ IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Interfund Borrowing and Lending Program
VC II has received exemptive relief from the SEC which permits a Fund to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Funds, including the requirement that no Fund may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Funds from a typical bank for a comparable transaction. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Funds. To the extent a Fund is actually engaged in borrowing through the interfund lending program, the Fund will comply with its investment policy or restriction on borrowing.
International Bonds
Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, in accordance with its investment practices and policies, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. A Fund’s investment in international bonds also may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between currencies of different nations, by exchange control regulations and by indigenous economic and political developments.
Lending Portfolio Securities
Each Fund, other than the Government Money Market II Fund and the Lifestyle Funds (a “Lending Fund”), may make secured loans of its portfolio securities in amounts up to 30% of its total assets in accordance with its investment practices and policies. The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to the Lending Funds.
Collateral Requirements. Securities loans are made to broker-dealers and other financial institutions approved by the Custodian and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market value on a daily basis. These loans of portfolio securities will be made only when the Custodian considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest and/or fees earned from such loans to justify the attendant risks. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC and agreed upon by the Lending Fund and the Custodian. The initial collateral received shall have a value of 102% or 105% of the market value of the loaned securities for domestic securities and non-domestic securities, respectively. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. A Lending Fund may suffer losses if the value of the securities in which cash collateral is invested declines.
Rights with Respect to Loaned Securities. While the securities are on loan, the Lending Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the cash collateral or a fee from the borrower.
Any loan of portfolio securities by any Lending Fund will be callable at any time by the Lending Fund upon notice of five business days and returned to the Lending Fund within a period of time specified in the respective securities loan agreement and in no event later than the end of the customary settlement period for such loaned securities. When voting or consent rights which accompany loaned securities pass to the borrower, the Lending Fund may call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Lending Fund’s investment in the securities being loaned. Although the Lending Funds’ programs allow for the recall of securities for any reason, VALIC may determine not to vote securities on loan and it may not always be possible for securities on loan to be recalled in time to be voted.
Termination of Loans. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate and the Lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially.
On termination of the loan, the borrower will be required to return the securities to the Lending Fund. Any gain or loss in the market price during the loan would inure to the Lending Fund. The Lending Fund may pay reasonable finders, administrative and custodial fees in connection with a loan of its securities. There can be no assurance that the risks described above will not adversely affect the Lending Fund.
Securities Lending Agreement. VC II, on behalf of each Lending Fund, has entered into a Securities Lending Authorization Agreement (the “Securities Lending Agreement”) with State Street (the “securities lending agent”) pursuant to which the securities lending agent implements and administers the Lending Funds’ securities lending program. Under the Securities Lending Agreement, the securities lending agent provides the following services, among others: (i) selects borrowers from its list of approved borrowers and executes a securities loan agreement as agent on behalf of each Lending Fund with each such borrower; (ii) negotiates the terms of securities loan agreements and certain individual securities loans, including fees; (iii) directs the delivery of loaned securities; (iv) monitors and credits to a Lending Fund distributions on loaned securities (e.g., interest and dividends); (v) receives and holds, on behalf of a Lending Fund, collateral from borrowers, monitors the daily value of loaned securities and directs the payment of additional collateral or the return of excess collateral, as required; (vi) invests cash collateral in connection with any loaned securities; (vii) establishes and maintains records with respect to securities lending activities; and (viii) terminates securities loans and arranges for the return of loaned securities to a Lending Fund at loan termination.
The following table shows the dollar amounts of income and fees/compensation related to the securities lending activities of each Lending Fund for the year ended August 31, 2020:
	Gross income from securities lending activities	Fees and/or compensation for securities lending activities and related services						Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
		Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Rebate (paid to borrower)	Other fees not included in revenue split
Aggressive Growth Lifestyle Fund	$—	$—	$—	$—	$—	$—	$—	$—	$—
Capital Appreciation Fund	252	38	—	—	—	—	—	38	214
Conservative Growth Lifestyle Fund	—	—	—	—	—	—	—	—	—
Core Bond Fund	142,733	8,888	5,222	—	—	78,240	—	92,350	50,383
Government Money Market II Fund	—	—	—	—	—	—	—	—	—
High Yield Bond Fund	211,534	15,813	4,015	—	—	102,083	—	121,911	89,623
International Opportunities Fund	692,929	93,760	3,604	—	—	64,196	—	161,560	531,369
Large Cap Value Fund	10,818	1,360	95	—	—	1,648	—	3,103	7,715
Mid Cap Growth Fund	71,134	8,350	485	—	—	14,987	—	23,822	47,312

	Gross income from securities lending activities	Fees and/or compensation for securities lending activities and related services						Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
		Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Rebate (paid to borrower)	Other fees not included in revenue split
Mid Cap Value Fund	59,135	8,725	128	—	—	815	—	9,668	49,467
Moderate Growth Lifestyle Fund	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	231,028	30,430	1,289	—	—	26,783	—	58,502	172,526
Small Cap Value Fund	107,141	12,122	1,359	—	—	24,873	—	38,354	68,787
Strategic Bond Fund	111,320	8,134	3,087	—	—	53,959	—	65,180	46,140
U.S. Socially Responsible Fund	25,804	1,644	464	—	—	14,364	—	16,472	9,332
The Lifestyle Funds and the Government Money Market II Fund had no income and fees/compensation related to their securities lending activities during their most recent fiscal year.
LIBOR Risk
Certain Funds may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) stated that LIBOR is not guaranteed to be available or appropriate for use by 2021. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.
Loan Participations and Assignments
Each Fund, other than the Government Money Market II Fund and the Lifestyle Funds, may invest in loan participations and assignments. Loan participations include investments in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of Participations, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interposed between the Fund and the borrower is determined by the Subadviser to be creditworthy. When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund and calculating its net asset value.
The highly leveraged nature of many such Loans may make such Loans especially vulnerable to adverse changes in economic or market conditions. Assignments, Participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities as described above. Participations and Assignments may be considered liquid, as determined by a Fund’s Subadviser.
In certain circumstances, Loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as the Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks, and there may be less publicly available information about Loans than about securities. Instead, in such cases, Lenders generally rely on the contractual provisions in the Loan agreement itself and common-law fraud protections under applicable state law.
Mortgage-Related Securities
Each Fund, other than the Lifestyle Funds, may invest in mortgage-related securities to the extent such investments are consistent with the Fund’s investment objective and strategies. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.”
Market Events. Beginning in 2007, the market for mortgage-backed securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously. As discussed in more detail below, these events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
The fixed-income markets have experienced periods of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage- and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed-income instruments have experienced and may continue to experience liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline and putting additional downward pressure on prices of other securities. Such events may have an adverse effect on the Funds.
Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”), and Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities with prepayment features will generally decline. In addition, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The weighted average life of such securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Ginnie Mae is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.
In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase 1,000 shares of senior preferred stock with an initial liquidation preference of $1 billion and obtained warrants and options to for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a GSE in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. As of September 30, 2019, the maximum amount of funding under the SPAs was $113.9 billion and $140.2 billion for Fannie Mae and Freddie Mac, respectively, and will be reduced by any futures draws. In addition, under a letter agreement, the GSEs are required to pay the U.S. Treasury a quarterly dividend in any quarter where the capital reserves exceed $25 billion and $20 billion for Fannie Mae and Freddie Mac, respectively. The letter agreement also provides that, beginning September 30, 2019, the liquidation preference of the senior preferred stock will increase at the end of each fiscal quarter by an amount equal to the increase in the net worth until the liquidation preference has increased by $22 billion and $17 billion for Fannie Mae and Freddie Mac, respectively. As of September 30, 2019, the liquidation preference was $127.2 billion and $77.5 billion for Fannie Mae and Freddie Mac, respectively. The SPAs contain various covenants that severely limit each enterprise’s operations.
The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and MBS, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any MBS guaranteed by Freddie Mac and Fannie Mae, including any such MBS held by a Fund.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. The FHFA recently announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Senior Preferred Stock Purchase Agreement. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Fund’s investments to lose value.
Mortgage Pass-Through Securities
Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.
The principal governmental guarantors of mortgage-related securities are GNMA, FNMA and FHLMC. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks . FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets VC II’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Certain Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, a Subadviser determines that the securities meet VC II’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.
Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, set forth above under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
Collateralized Mortgage Obligations (“CMOs”)
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
Commercial Mortgage-Backed Securities
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities
Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in CMO residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Mortgage-Related Securities– Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption there from, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Mortgage Dollar Rolls
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, in accordance with its investment objectives, policies and investment program, may invest in mortgage dollar rolls. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. The dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and therefore price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received must be within 1.0% of the initial amount delivered.
A Fund’s obligations under a dollar roll agreement may be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. To the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings. Dollar roll transactions for terms exceeding three months may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

Stripped Mortgage-Backed Securities (“SMBSs”)
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in SMBSs to the extent such investments are consistent with a Fund’s investment objective and strategies.
SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBSs will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
While IOs and POs are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund’s net asset value per share. Only government IOs and POs backed by fixed-rate mortgages and determined to be liquid under established guidelines and standards may be considered liquid securities not subject to a Fund’s limitation on investments in illiquid securities.
Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Options and Futures Contracts
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in Options and Futures Contracts as described in more detail herein. With respect to each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income.
Options on Securities and Securities Indices
Each Fund, except those previously noted, may write covered call and put options on securities and securities indices. The International Opportunities Fund may also write covered call and put options on foreign currencies that correlate with the Fund’s portfolio of foreign securities. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or “strike” price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.
To “cover” a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant (“FCM”) as margin, equals the market value of the instruments underlying the put option written.
Each of these Funds, except those previously noted, may write options on securities and securities indices. Such investment strategies will not be used for speculation. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund’s position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.
Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund’s position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index “multiplier.”
Call or put options on a stock index may be written at an exercise or “strike” price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be “in the money.” In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.
Stock indices for which options are currently traded include the S&P 500® Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as might now or in the future be available.
Each Fund, except those previously noted, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. The International Opportunities Fund may purchase put options on foreign currencies that correlate with the Fund’s portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund’s securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.
The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.
Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. All of the Funds, except those previously noted, may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula to determine the maximum price at which each Fund can repurchase the option at any time may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option’s intrinsic value (i.e., the amount the option is “in-the-money”). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” The Funds have established standards of creditworthiness for these primary dealers.
Writing Covered Call and Put Options and Purchasing Call and Put Options
All of the Funds, except those previously noted, may write exchange-traded covered call and put options on or relating to specific securities for the reasons described earlier. The International Opportunities Fund may also write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund’s securities are denominated. To “cover” an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.
Each Fund, except those previously noted, in accordance with its investment objective(s) and investment program(s), may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund’s portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.
Each Fund, other than those previously noted, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund’s particular portfolio securities. The International Opportunities Fund may also purchase call and put options on foreign currencies that correlate with the currencies in which the Fund’s securities are denominated. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.
A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.
Unlisted options may be used by a Fund in accordance with its investment objectives, policies and investment program. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit quality to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is “in-the-money.”
Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options— the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options— the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options— possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund’s portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of the Subadviser regarding movements in securities prices, currencies or interest rates are incorrect, a Fund’s investment results may have been better without the hedge.
Futures Contracts
Each Fund, except those previously noted, in accordance with its investment objective(s), investment program, policies, and restrictions, may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. The Funds may also write covered call options and purchase put and call options on futures contracts for the same purposes or to earn additional income. Each Fund, other than those previously noted, in accordance with its investment objectives, policies and investment program may also write covered put options on stock index futures contracts and may utilize currency futures contracts and both listed and unlisted futures contracts and options thereon.
Futures contracts consist of interest rate futures contracts, single stock futures contracts, stock index futures contracts, and currency futures contracts. A futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated “contracts markets” by the CFTC. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indices as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts for other currencies will be developed and traded in the future.
Single stock futures contracts or stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a single stock or a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the stock or index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the stock or index. Single stock futures started trading in the U.S. in December 2001. A public market currently exists for stock index futures contracts based on the S&P 500® Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.
Positions taken in the futures markets are not normally held until delivery or until cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
Unlisted futures contracts, which may be purchased or sold only by a Fund, except those previously noted, in accordance with its investment objectives, policies and investment program, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counterparty performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 15% of the value of such Fund’s total assets. In making such determination, the value of unlisted futures contracts will be based upon the “face amount” of such contracts.
When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer’s initial margin on a futures contract represents a good faith deposit securing the customer’s contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called “variation margin,” are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the futures contract, a process known as “marking to market.”
A Fund, as an internal operating policy, may not hold futures contracts in an amount greater than 33 1⁄3% of the Fund’s net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion.
Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

Options on Futures Contracts
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may also purchase call and put options on futures contracts and write call options on futures contracts of the type which the particular Fund is authorized to enter into. Options on futures contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires.
Unlike entering into futures contracts, purchasing options on futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or “premium”) paid for the options. Therefore, the purchase of options on futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.
Certain Additional Risks of Options and Futures Contracts
The use of options and futures contracts may entail certain risks, including the following. First, although such instruments when used by the Funds are intended to correlate with the Funds’ portfolio securities or currencies, in many cases the options or futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund’s transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund. To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.
The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund’s portfolio securities is particularly relevant to futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose, any or all, of the contract’s settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract’s value (marked to market daily) over the contract’s settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.
Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund’s portfolio securities “covering” a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.
There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of “last sale” information for foreign currencies, and (iii) the need to use “odd lot” transactions for underlying currencies at prices less favorable than those for “round lot” transactions.
Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to “close out” (i.e., terminate) a particular futures contract or option position. This is particularly relevant for over-the-counter options and futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore, it may have to liquidate other more advantageous investments to meet its cash needs.
In addition, FCMs or brokers in certain circumstances will have access to a Fund’s assets posted as margin in connection with these transactions as permitted under the 1940 Act. See “Other Information, Custody of Assets” in this SAI. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker’s insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could affect such recovery.
The success of a Fund in using hedging techniques depends, among other things, on the Subadviser’s ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on the Subadviser’s ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. The Subadvisers will not speculate; however, purchasing futures to efficiently invest cash may be considered more risky than to invest the cash in equities over time. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.
Limitations
No Fund will enter into any futures contract or purchase any option thereon if immediately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under such futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its net assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a policy of each Fund that is permitted to use options and futures contracts. In addition, each Fund has an operating policy which provides that it will not enter into futures contracts or write put or call options with respect to futures contracts unless such transactions are either “covered” or subject to appropriate asset segregation requirements. The Funds base their asset segregation policies on methods permitted by the SEC staff and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff. Generally, these require that a Fund segregate an amount of assets equal to its obligations relative to the position involved, adjusted daily on a mark-to-market basis. With respect to futures contracts that are not contractually required to “cash-settle”; each Fund covers its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to futures contracts that are contractually required to “cash-settle”; however, each Fund sets aside liquid assets in an amount equal to that Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to its net obligation under cash-settled futures, each Fund may employ leverage to a greater extent than if the Fund segregated assets equal to the full notional value of such contracts. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC or CFTC staff interpretive positions or no-action letters or rules adopted by the SEC.
Each Fund is operated by persons who have claimed an exclusion from registration as a “commodity pool operator” with respect to each Fund under the Commodity Exchange Act (the “CEA”). As a result, each Fund is limited in its ability to use commodity futures (which include futures as broad-based securities indexes and interest rate futures) or options on commodity futures, engage in certain swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than “bona fide hedging” as defined in the rules of the CFTC, with respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed one hundred percent (100%) of the liquidation value of the company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, each Fund is also subject to certain marketing limitations imposed by the rules of the CFTC. In the event that VALIC is required to register as a CPO, the disclosure and operations of certain Funds would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase the Funds’ expenses. Other potentially adverse regulatory initiatives could also develop. In August 2013, the CFTC issued a rule (“Harmonization Rule”) that harmonizes certain of the CFTC’s compliance obligations with those of the SEC in order to facilitate compliance with both regulatory regimes. Under the Harmonization Rule, a registered investment company may elect to comply with certain CFTC obligations by agreeing to comply with certain SEC disclosure, reporting and recordkeeping requirements. Each of the Funds has claimed exclusion from the definition of a commodity pool under CFTC Rule 4.5.
Other Investment Companies
Each of the Funds, other than the Government Money Market II Fund and the High Yield Bond Fund, may invest in securities of other investment companies (including HOLDRs and exchange-traded funds (“ETFs”) such as, but not limited to, iShares and SPDRs, all as described in more detail below), up to the maximum extent permissible under the 1940 Act. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index or that is actively managed. Funds purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity of an ETF could result in it being more volatile.
Investments in other investment companies are subject to statutory limitations prescribed by the 1940 Act. Except for investments in money market funds permitted by Rule 12d1-1, Section 12(d) of the 1940 Act prohibits a Fund from acquiring more than 3% of the voting shares of any other investment company, and prohibits more than 5% of a Fund’s total assets being invested in securities of any one investment company or more than 10% of its total assets being invested in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. ETFs such as iShares and SPDRs are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.
Holding Company Depositary Receipts (“HOLDRs”) are securities that represent ownership in the common stock or ADRs of specified companies in a particular industry, sector, or group. HOLDRs involve risks similar to the risks of investing in common stock. Each HOLDR initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. The composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified events. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.
iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International (“MSCI”) indices or various countries and regions. iShares are managed by BlackRock Fund Advisors and are listed on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the NYSE Arca. iShares have traded at relatively modest discounts and premiums to their net asset values. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.
Standard & Poor’s Depositary Receipts (“SPDRs”) are NYSE Arca-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500® Index. SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index. SPDRs are investment companies and investments in SPDRs are subject to each Fund’s limitations on investment company holdings.
Privately Placed Securities
Each of the Funds, other than the Government Money Market II Fund and the Lifestyle Funds, may invest in privately placed securities, to the extent consistent with their investment objectives, which are subject to resale restrictions and may additionally be limited by restrictions on investments in illiquid investments or Rule 144A securities.
Real Estate Securities and Real Estate Investment Trusts (“REITs”)
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate. Each Fund, except those previously noted, also may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs which combine the characteristics of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. A Fund may invest in both publicly and privately traded REITs. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.
Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.
Recent Market Events
In the past decade, the U.S. and global financial markets have experienced depressed valuations, decreased liquidity, unprecedented volatility and heighted uncertainty. These conditions may continue, recur, worsen or spread. Those events that have contributed to these market conditions include, but are not limited to, geopolitical events (including terrorism and war); infectious disease epidemics and pandemics; natural disasters; measures to address budget deficits; changes in oil and commodity prices; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken numerous steps to support financial markets, including, but not limited to, providing liquidity in fixed income, commercial paper and other markets, implementing stimulus packages and providing tax breaks. The withdrawal or reduction of this support or failure of efforts to respond to a crisis could negatively affect financial markets, as well as the value and liquidity of certain securities. In addition, this support and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The current market environment could make identifying and assessing investment risks and opportunities in connection with the management of a Fund’s portfolios more challenging.
A number of countries have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and many financial markets have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread. Responses to the financial problems by governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
Brexit/European Union
On March 29, 2017, the United Kingdom (the “UK”) notified the European Council, in accordance with Article 50(2) of the Treaty on European Union, of the UK’s intention to withdraw from the European Union, an event widely referred to as “Brexit.” On January 31, 2020, the UK formally withdrew from the European Union. A transition period through December 31, 2020, has been established to allow the UK and the European Union to negotiate the terms of the UK’s withdrawal. This historic event is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the European Union, and those consequences include significant legal and business uncertainties pertaining to an investment in a Fund. Due to the very recent occurrence of these events, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. At the same time, it is reasonable to assume that the significant uncertainty in the business, legal and political environment engendered by this event has resulted in immediate and longer term risks that would not have been applicable had the UK not sought to withdraw from the European Union.
Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand, and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
COVID-19

An outbreak of respiratory disease caused by a novel coronavirus, known as “COVID-19,” was first detected in China in December 2019. It has since been detected internationally and the World Health Organization has declared it a pandemic. The COVID-19 pandemic has resulted in closed borders and travel restrictions, shelter in place orders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, and reduced or suspended production, as well as general concern and uncertainty. The COVID-19 pandemic has also caused volatility in the global financial markets and a global recession. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the financial markets in general in ways that cannot necessarily be foreseen at the present time.
In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may last for a prolonged period of time.
Notwithstanding business continuity planning and other controls that are designed to mitigate operational risks related to significant business disruptions, there is no guarantee that the COVID-19 pandemic and/or other epidemics and pandemics will not disrupt the operations of a Fund and its service providers. These disruptions could adversely affect the Fund and its shareholders.
Whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, these events could negatively affect the value and liquidity of the Fund’s investments.
Repurchase Agreements
Each Fund, except the Lifestyle Funds, may hold commercial paper, certificates of deposit, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Subadvisers pursuant to guidelines and procedures established by VC II’s Board. Unless the Fund participates in a joint repurchase transaction, the underlying security must be a high-quality domestic money market security unless the Fund’s investment objectives, policies and investment program permit the use of foreign money market securities, and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. For the Government Money Market II Fund, the underlying security must be a U.S. Government security or cash items and must be determined to present minimal credit risk. To the extent a Fund participates in a joint repurchase transaction, the collateral will consist solely of U.S. Government obligations. Repurchase agreements are generally for short periods, usually less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund’s holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.
The Funds may not sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller’s obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with VC II’s Custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Subadvisers will evaluate the creditworthiness of all banks and broker-dealers with which VC II proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid investments held by a Fund, exceeds 15% of the value of that Fund’s total assets (5% in the case of the Government Money Market II Fund).
Reverse Repurchase Agreements
Each Fund, except the Government Money Market II Fund and the Lifestyle Funds, in accordance with its individual investment practices and policies, may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by a Subadviser, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings.
Rule 144A Securities
Each Fund, except the Lifestyle Funds, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. VC II, under the supervision of its Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds’ non-fundamental investment restriction concerning illiquidity. Determining whether a Rule 144A security is liquid or not is a question of fact. In making this determination VC II will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, VC II may consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by VC II and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds’ holding of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Funds do not exceed their illiquidity limitations. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds’ investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund may invest in Rule 144A securities (in accordance with each Fund’s investment restrictions as listed in this SAI) that have been determined to be liquid by Board approved guidelines.
Short Sales
Short sales are affected by selling a security that a Fund does not own. Each Fund, other than the Government Money Market II Fund and the Lifestyle Funds, may engage in “short sales against the box.” This technique involves selling either a security that a Fund owns or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. The Strategic Bond Fund, the High Yield Bond Fund and the Core Bond Fund (each, a “Bond Fund”) may also engage in “short sales other than against the box.” In short sales other than against the box, a Bond Fund sells a security it does not own to a purchaser at a specified price. To complete short sales other than against the box, a Bond Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. Each Bond Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of short sales other than against the box, a Bond Fund will segregate cash or other liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. Each Bond Fund will engage in short sales other than against the box when its portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. Short sales other than against the box involve the same fundamental risk as short sales against the box, as described above. In addition, short sales other than against the box carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Bond Fund must pay more for the security than it has received from the purchaser in the short sale. Each Bond Fund will limit the total market value of short sales other than against the box to 5% of its assets with no more than 1% of its assets in any single issuer.
Structured Notes
Subject to its individual investment practices and policies, each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may purchase structured notes. Structured notes are derivative fixed-income securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, a Subadviser will analyze these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.
Swap Agreements
Each of the Funds, except the Government Money Market II Fund and the Lifestyle Funds, or as specifically disclosed in the registration statement, may enter into interest rate, index and currency exchange rate swap agreements in accordance with their individual investment strategies.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.
Each of the Funds, except the Government Money Market II Fund and the Lifestyle Funds, or as specifically disclosed in the registration statement, may invest in equity swaps for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. An equity swap is a special type of total return swap, where the underlying asset is a stock, a basket of stocks, or a stock index. Compared to actually owning the stock, in this case you do not have to pay anything up front, but you do not have any voting or other rights that stockholders have.
Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by a Subadviser to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.
Credit Default Swaps (“CDS”). Each Bond Fund may invest up to 10% of its net assets in CDS which involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of underlying security. Such Funds may enter into CDS for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events, which is typically a default. CDS may be direct (“unfunded swaps”) or indirect in the form of a structured note (“funded swaps”). CDS transactions are typically individually negotiated and structured. CDS transactions may be entered into for investment or hedging purposes. CDS involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.
A Fund may be either the buyer or seller in the CDS transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.
Whether a Fund’s use of swap agreements will be successful in furthering its investment objective of total return will depend on a Subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Potential Government Regulation of Derivatives
It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing of many OTC derivatives transactions.
Transactions in some types of swaps (including interest rate swaps and credit default swaps on certain North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since a Fund is not a member of clearing houses and only clearing members can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.
Under the Dodd-Frank Act, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with a Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps is its expected to phase in through 2021. In addition, regulations adopted by prudential regulators that will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of affiliate credit enhancements (such as guarantees) in the event that the bank-regulated counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing derivatives agreements or to realize amounts to be received under such agreements.
In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, a Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that VALIC or a subadviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.
Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for a Fund. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Upon the date of a Fund’s compliance with such new regulations, the Fund will need to comply with certain conditions depending on the extent of its use of derivatives, including (as applicable) the adoption and implementation of policies and procedures designed to manage the Fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that the Fund may obtain based on value-at-risk and maintaining a derivatives risk management program and designating a derivative risk manager.
These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on a Fund and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose a Fund to new kinds of risks and costs.
Unseasoned Issuers
The Core Bond Fund, High Yield Bond Fund, International Opportunities Fund (up to 4% of net assets), Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund and Strategic Bond Fund may invest in unseasoned issuers. Unseasoned issuers are companies that have (together with their predecessors) generally operated for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might be otherwise be the case. In addition, investments in unseasoned issuers are more speculative and entail greater risk than do investments in companies with an established operating record.
U.S. Government Obligations
U.S. Government Securities. Each Fund may invest in a variety of debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include a variety of Treasury securities that differ primarily in their interest rates, the length of their maturities and dates of issuance. Treasury bills are obligations issued with maturities of one year or less. Treasury notes are generally issued with maturities from one to ten years. Treasury bonds are generally issued with maturities of more than ten years. Obligations issued by agencies and instrumentalities of the U.S. Government, which may be purchased by each Fund, also vary in terms of their maturities at the time of issuance.
U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the FHLMC, the FNMA and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Variable Rate Demand Notes (“VRDNs”)
Each Fund, other than the Lifestyle Funds, may invest in VRDNs. VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Additionally, the Government Money Market II Fund also may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements, and with respect to the Government Money Market II Fund, the conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.
Warrants
All Funds, except the Government Money Market II Fund and the Lifestyle Funds, may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments. Rights represent a preemptive right of stockholders to purchase additional shares of stock at the time of a new issuance before the stock is offered to the general public.
When-Issued, Delayed Delivery and Forward Commitment Securities
Each Fund, except the Lifestyle Funds, may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Funds will generally purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Funds may realize capital gains or losses in connection with these transactions. Each Portfolio is generally required to segregate, until three days prior to settlement date, cash and liquid assets in an amount sufficient to meet the purchase price unless the Fund’s obligations are otherwise covered. Alternatively, each Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.
Zero Coupon Fixed-Income Securities
In accordance with its investment practices and policies, each Fund, except the Government Money Market II Fund and the Lifestyle Funds, may invest in zero coupon fixed-income securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest.
Zero coupon fixed income securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.
The discount on zero coupon fixed-income securities (“original issue discount”) must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements.
The market prices of zero coupon fixed-income securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon fixed-income securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.
Custodial receipts issued in connection with zero coupon fixed-income securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

INVESTMENT ADVISER

VALIC serves as the investment adviser to each of the Funds pursuant to an investment advisory agreement (“Advisory Agreement”) dated January 1, 2002 that was last approved by the Board at an in-person meeting on August 5-6, 2019 and by shareholders on December 28, 2001. Under the Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average monthly net asset value.
VALIC is a stock life insurance company organized on August 20, 1968, under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC’s sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts, IRAs and Plans. VALIC is a stock life insurance company and is a wholly-owned subsidiary of AGC Life Insurance Company, which itself is wholly-owned by AIG Life Holdings, Inc. AIG Life Holdings, Inc. is a wholly-owned subsidiary of SAFG Retirement Services, Inc., which is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).
Pursuant to the Advisory Agreement, VC II retains VALIC to manage its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which VC II may need to continue operations. As permitted by the Advisory Agreement, VALIC has entered into subadvisory agreements with various Subadvisers, which agreements provide that the Subadviser will be responsible for the investment and reinvestment of the assets of a Fund, maintaining a trading desk, and placing orders for the purchase and sale of portfolio securities. The Advisory Agreement provides that VC II pay all expenses not specifically assumed by VALIC under the Advisory Agreement. Examples of the expenses paid by VC II include, but are not limited to, transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value).
VC II pays VALIC a monthly fee calculated daily at the following annual percentages of each Fund’s assets:
Fund	Advisory Fee paid to VALIC
Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on the first $1 billion 0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million 0.60% on the next $350 million 0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million 0.80% on the next $650 million 0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million 0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million 0.75% on the next $50 million 0.70% on the next $150 million 0.65% on the next $250 million 0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million 0.725% on the next $150 million 0.70% on the next $250 million 0.675% on the next $250 million 0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund[1]	0.85% on the first $100 million 0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million 0.65% on assets over $50 million

Strategic Bond Fund	0.60% on the first $200 million 0.50% on the next $300 million 0.45% on assets over $500 million
U.S. Socially Responsible Fund	0.25% on the first $1 billion 0.24% on assets over $1 billion

[1]	Pursuant to an Advisory Fee Waiver Agreement effective January 1, 2020, VALIC agreed to waive the Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average monthly net assets on Fund’s first $100 million and 0.77% of the Fund’s net average monthly net assets over $100 million.
For the last three fiscal years ended August 31, VALIC received investment advisory fees paid by VC II in the following amounts:
Fund Name	2020	2019	2018
Aggressive Growth Lifestyle Fund	$576,306	$576,725	$595,569
Capital Appreciation Fund	581,475	565,284	541,681
Conservative Growth Lifestyle Fund	327,839	323,046	338,741
Core Bond Fund	6,652,458	6,452,575	5,154,285
Government Money Market II Fund	319,392	300,447	322,963
High Yield Bond Fund	3,319,681	3,668,858	3,487,890
International Opportunities Fund	4,777,918	4,903,772	5,977,322
Large Cap Value Fund	1,312,314	1,352,285	1,261,161
Mid Cap Growth Fund	1,712,192	1,652,021	1,225,388
Mid Cap Value Fund	5,066,864	5,345,718	6,909,280
Moderate Growth Lifestyle Fund	962,340	926,617	935,964
Small Cap Growth Fund	1,544,723	1,599,067	1,468,820
Small Cap Value Fund	2,008,154	2,595,456	3,649,668
Strategic Bond Fund	4,224,937	4,296,322	4,050,652
U.S. Socially Responsible Fund	1,774,630	1,781,328	1,980,886
VALIC has contractually agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing expenses, as shown above and below. Fund expenses shall be limited for the Funds shown below (expressed as a percentage of average annual net assets) through December 31, 2021. For purposes of the expense reimbursements, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.
Fund Name	Maximum Expense Limitation	Expenses Before Limitation
Aggressive Growth Lifestyle Fund	0.10%	0.14%
Capital Appreciation Fund	0.85%	1.00%
Conservative Growth Lifestyle Fund	0.10%	0.15%
Core Bond Fund	0.77%	0.78%
Government Money Market II Fund*	0.55%	0.66%
High Yield Bond Fund	0.93%	0.98%
International Opportunities Fund	1.20%	1.22%
Mid Cap Growth Fund	1.09%	1.12%
Mid Cap Value Fund	1.05%	1.07%
Moderate Growth Lifestyle Fund	0.10%	0.14%
Small Cap Growth Fund	1.13%	1.24%
Small Cap Value Fund	1.02%	1.09%
Strategic Bond Fund	0.89%	0.87%

*	VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. VALIC voluntarily waived $261,190, $0, and $0 of expenses for the Government Money Market II Fund for the periods ended August 31, 2020, August 31, 2019, and August 31, 2018, respectively.

For the last three fiscal years ended August 31, VALIC waived or reimbursed the following amounts to the Funds pursuant to contractual expense caps:
	Amounts Reimbursed by VALIC for the Year Ended August 31,
Fund Name	2020	2019	2018
Aggressive Growth Lifestyle Fund	$251,880	$224,872	$227,453
Capital Appreciation Fund	159,685	152,302	135,608
Conservative Growth Lifestyle Fund	174,191	162,040	156,376
Core Bond Fund	168,481	84,233	179,030
Government Money Market II Fund	404,290	145,575	132,742
High Yield Bond Fund[2]	223,812	41,280	57,800
International Opportunities Fund[3]	501,211	1,345,570	1,479,357
Large Cap Value Fund[1]	66,972	206,086	186,784
Mid Cap Growth Fund[4]	276,283	602,837	498,687
Mid Cap Value Fund	158,365	99,451	—
Moderate Growth Lifestyle Fund	363,029	308,346	318,474
Small Cap Growth Fund[5]	179,439	135,804	98,925
Small Cap Value Fund[6]	294,795	436,551	445,609
Strategic Bond Fund	—	—	—
U.S. Socially Responsible Fund[1]	113,168	351,643	364,152

[1]	The Expense Limitation Agreement with respect to this Fund was terminated effective January 1, 2020
[2]	High Yield Bond Fund had a maximum expense limitation of 0.96% for some of the periods indicated in the table, which changed to 0.93% effective January 1, 2020.
[3]	International Opportunities Fund had a maximum expense limitation of 1.00% for some of the periods indicated in the table, which changed to 1.20% effective January 1, 2020.
[4]	Mid Cap Growth Fund had a maximum expense limitation of 0.85% for some of the periods indicated in the table, which changed to 1.09% effective January 1, 2020.
[5]	Small Cap Growth Fund had a maximum expense limitation of 1.16% for some of the periods indicated in the table, which changed to 1.13% effective January 1, 2020.
[6]	Small Cap Value Fund had a maximum expense limitation of 0.95% for some of the periods indicated in the table, which changed to 1.02% effective January 1, 2020.
Code of Ethics
VC II and VALIC have adopted an Investment Company and Investment Adviser Code of Ethics (the “VALIC Code”), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by “Access Persons” thereof. An Access Person as defined in the VALIC Code generally is (1) any trustee, director, officer, general partner or advisory person of VC II or VALIC, (2) any trustee, director, officer or general partner of the underwriter, AIG Capital Services, Inc. (“ACS”), who in the ordinary course of business makes, participates in, or obtains information regarding the purchase or sale of securities for VC II or whose functions or duties as part of the ordinary course of business relate to the making of any recommendation to VC II regarding the purchase or sale of securities, (3) any Supervised Person, as defined below, who has access to non-public information to VALIC’s purchase or sale of securities, or non-public information regarding the portfolio holdings of the Funds, (4) any Supervised Person who is involved in making securities recommendations to the Funds, or has access to such recommendations that are non-public, and (5) any other persons designated by the Review Officer (as defined in the VALIC Code) as having access to current trading information. A “Supervised Person” means VALIC’s partners, officers, directors and employees, and any other person who provide advice on behalf of VALIC and is subject to VALIC’s supervision and control. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by VALIC; (ii) initial public offerings; (iii) private placements; (iv) blackout periods; (v) short-term trading profits; and (vi) involvement in outside activities, including but not limited to board memberships of publicly traded companies. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Funds. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute’s Advisory Panel. VALIC reports to the Board on a quarterly basis, as to whether there were any violations of the VALIC Code by Access Persons of VC II or any material violations by Subadvisers’ access persons involved with the Fund.

Each of the Subadvisers has adopted a code of ethics. Provisions of a Subadviser’s code of ethics are applicable to persons who, in connection with their regular functions or duties as employees of the Subadviser, make, participate in, or obtain information regarding the purchase or sale of a security, or whose functions relate to the making of any recommendation with respect to such purchase or sale by the Fund managed by such Subadviser. Such provisions may be more restrictive than the provision set forth in the VALIC Code. Material violations of a Subadviser’s code of ethics by such Subadviser’s access persons who are involved with the Fund will be reported to VC II’s Board.
The VALIC Code is available on the EDGAR Database on the SEC’s. website at http://www.sec.gov. You may also request paper copies from the SEC electronically at publicinfo@sec.gov. A duplicating fee will be assessed for all copies provided by the SEC.

INVESTMENT SUBADVISERS

Subject to the control, supervision and direction of VALIC, subadvisory services are provided as follows:
Fund Name	Subadviser Name
Aggressive Growth Lifestyle Fund	PineBridge Investments LLC (“PineBridge”)
Capital Appreciation Fund	BMO Asset Management Corp. (“BMO AM”)
Conservative Growth Lifestyle Fund	PineBridge
Core Bond Fund	PineBridge
Government Money Market II Fund	SunAmerica Asset Management, LLC (“SunAmerica”)
High Yield Bond Fund	Wellington Management Company LLP (“Wellington Management”)
International Opportunities Fund	Massachusetts Financial Services Company (“MFS”) Delaware Investments Fund Advisers (“DIFA”)
Large Cap Value Fund	Janus Capital Management LLC (“Janus”) / Perkins Investment Management LLC (“Perkins”) serves as a Sub-subadviser to the Fund pursuant to a Sub-subadvisory agreement between Janus and Perkins
Mellon Investment Corporation (“Mellon”)
Mid Cap Growth Fund	Wellington Management
Mid Cap Value Fund	Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”) Wellington Management
Moderate Growth Lifestyle Fund	PineBridge
Small Cap Growth Fund	J. P. Morgan Investment Management Inc. (“JPMIM”)
Small Cap Value Fund	JPMIM
Strategic Bond Fund	PineBridge
U.S. Socially Responsible Fund	SunAmerica
DIFA is a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a wholly-owned subsidiary of Macquarie Group Ltd. Janus is an indirect wholly-owned subsidiary of Janus Henderson Group plc. JPMIM is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Perkins is a subsidiary of Janus and is registered as an investment adviser with the SEC. PineBridge is a Delaware limited liability company and is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asiabased private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai. Boston Partners is an indirect wholly-owned subsidiary of ORIX Corporation of Japan. SunAmerica is an indirect wholly-owned subsidiary of AIG. BNY AM is an indirect subsidiary of The Bank of New York Mellon Corporation. Wellington Management is a Delaware limited liability partnership. WellsCap is a wholly-owned subsidiary of Wells Fargo Bank, N.A., which in turn is indirectly wholly owned by Wells Fargo & Company, a public company. BMO AM is a wholly-owned subsidiary of BMO Financial Corp. and an indirect wholly-owned subsidiary of the Bank of Montreal.
Pursuant to the subadvisory agreements VALIC has with each Subadviser and subject to VALIC’s oversight, the Subadviser will manage the investment and reinvestment of the assets of the applicable Fund, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Fund. Further, each Subadviser will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the applicable Fund, accounts with brokers and dealers selected by the Subadviser, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Subadviser and VALIC.
VALIC pays each Subadviser a monthly fee with respect to each Fund for which such Subadviser performs services, computed on average daily net assets. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by VALIC to the Subadviser for each Fund may vary according to the level of assets of each Fund. For the fiscal year ended August 31, 2020, VALIC paid fees to the Subadvisers equal to the following aggregate annual rates, expressed as a percentage of the assets of each Fund:
Fund Name	Aggregate Sub-Advisory Fee Rate
Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.22%
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.17%
Government Money Market II Fund	0.06%
High Yield Bond Fund	0.33%
International Opportunities Fund	0.50%
Large Cap Value Fund	0.25%
Mid Cap Growth Fund	0.41%
Mid Cap Value Fund	0.43%
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	0.49%
Small Cap Value Fund	0.42%
Strategic Bond Fund	0.25%
U.S. Socially Responsible Fund	0.13%
VALIC paid the following fees to the Subadvisers for services rendered for the past three fiscal years ending August 31.

FUND	SUBADVISER	2020	2019	2018
Aggressive Growth Lifestyle Fund	PineBridge	$576,306	$576,725	$595,569
Capital Appreciation Fund[1]	BNY AM	—	—	192,983
	BMO AM	232,590	226,113	53,814
Conservative Growth Lifestyle Fund	PineBridge	327,839	323,046	338,741
Core Bond Fund	PineBridge	2,713,422	2,638,466	2,151,607
Government Money Market II Fund	SunAmerica	70,266	66,098	71,052
High Yield Bond Fund	Wellington Management	1,810,581	1,998,922	1,900,213
International Opportunities Fund	MFS	1,477,862	1,526,265	1,769,533
	DIFA	1,468,753	1,495,983	1,876,245
Large Cap Value Fund	Janus	176,752	181,806	166,506
	Mellon	479,405	494,336	462,538
Mid Cap Growth Fund	Wellington Management	968,120	938,341	706,482
Mid Cap Value Fund	Wellington Management	1,527,796	1,627,994	2,114,912
	Boston Partners	1,574,373	1,641,636	2,098,407
Moderate Growth Lifestyle Fund	PineBridge	962,340	926,617	935,964
Small Cap Growth Fund	JPMIM	912,053	1,018,167	936,762
Small Cap Value Fund	JPMIM	1,255,018	1,616,434	2,265,178
Strategic Bond Fund	PineBridge	2,127,750	2,159,476	2,050,290
U.S. Socially Responsible Fund	SunAmerica	887,315	890,664	990,443

[1]	Effective June 7, 2018, BMO AM replaced BNY AM as the subadviser of the Capital Appreciation Fund.
For the last three fiscal years ended August 31, VALIC retained the following amounts after the payment of subadvisory fees:
	Fees Retained by VALIC for Fiscal Year Ended August 31,
Fund Name	2020	2019	2018
Aggressive Growth Lifestyle Fund	—	—	—
Capital Appreciation Fund	$348,885	$339,171	$294,884
Conservative Growth Lifestyle Fund	—	—	—
Core Bond Fund	3,939,036	3,814,109	3,002,678
Government Money Market II Fund	249,126	234,349	251,911
High Yield Bond Fund	1,509,100	1,669,936	1,587,677
International Opportunities Fund	1,831,303	1,881,524	2,331,544
Large Cap Value Fund	656,157	676,143	632,117
Mid Cap Growth Fund	744,072	713,680	518,906
Mid Cap Value Fund	1,964,695	2,076,088	2,695,961
Moderate Growth Lifestyle Fund	—	—	—
Small Cap Growth Fund	632,670	580,900	532,058
Small Cap Value Fund	753,136	979,022	1,384,490
Strategic Bond Fund	2,097,187	2,136,846	2,000,362
U.S. Socially Responsible Fund	887,315	890,664	990,443

SERVICE AGREEMENTS

Amended and Restated Administrative Services Agreement
VC II has entered into an Amended and Restated Administrative Services Agreement (“Administrative Services Agreement”) with SunAmerica (the “Administrator”) on behalf of all Funds, other than the Lifestyle Funds, to provide certain accounting and administrative services to the Funds. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds.
Pursuant to the Administrative Services Agreement, VC II pays the Administrator an annual fee of 0.06% based on average daily net assets plus an accounting basis point fee.1 These fees are paid directly by the Funds. For the last three fiscal years ended August 31, the Funds, other than the Lifestyle Funds, paid the Administrator the following administrative services fees under the Administrative Services Agreement:
Fund Name	2020	2019	2018
Capital Appreciation Fund	$70,559	$68,555	$66,098
Core Bond Fund	1,051,555	1,017,646	806,087
Government Money Market II Fund	85,263	80,160	86,685
High Yield Bond Fund	363,864	405,530	385,894
International Opportunities Fund	390,250	400,513	493,153
Large Cap Value Fund	175,166	180,400	169,267
Mid Cap Growth Fund	156,159	150,277	110,288
Mid Cap Value Fund	480,496	507,836	672,065
Small Cap Growth Fund	124,697	129,157	119,054
Small Cap Value Fund	201,061	261,199	371,665
Strategic Bond Fund	559,858	570,122	536,920
U.S. Socially Responsible Fund	473,747	475,265	531,738

[1]	Annual fee of 6 basis points based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee:

Accounting Basis Point Fee (Fund complex)†
Net Assets Per Fund	Basis Points
First $25 Billion	0.61
Next $75 Billion	0.70
Excess	0.50
†    Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “Funds-of-Funds” and “Feeder Funds.”
Shareholder Services Agreement
VC II has entered into a Shareholder Services Agreement (“Service Agreement”) with VALIC on behalf of all Funds, other than the Lifestyle Funds, for the provision of record keeping and shareholder services to contract owners and participants. Under the terms of the Service Agreement, VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% on average daily net assets of each Fund. For the last three fiscal years ended August 31, the Funds paid the following shareholder services fees:
Fund Name	2020	2019	2018
Capital Appreciation Fund	$264,307	$256,947	$246,219
Core Bond Fund	3,939,036	3,814,110	3,002,678
Government Money Market II Fund	319,392	300,447	322,963
High Yield Bond Fund	1,362,984	1,519,935	1,437,677
International Opportunities Fund	1,461,849	1,501,179	1,836,663
Large Cap Value Fund	656,157	676,142	630,581
Mid Cap Growth Fund	584,965	563,234	410,853
Mid Cap Value Fund	1,799,899	1,903,427	2,503,569

Fund Name	2020	2019	2018
Small Cap Growth Fund	$467,101	$484,083	$443,381
Small Cap Value Fund	753,136	979,022	1,384,488
Strategic Bond Fund	2,097,187	2,136,846	2,000,362
U.S. Socially Responsible Fund	1,774,630	1,781,328	1,980,886
Master Transfer Agency and Service Agreement
VC II entered into a Transfer Agency Agreement (the “TA Agreement”) with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC located at 2929 Allen Parkway, Houston, Texas 77019, pursuant to which VRSCO provides transfer agency services to the Funds, including shareholder servicing and dividend disbursement services.
For the last three fiscal years ended August 31, the Funds paid VRSCO and/or VALIC the following transfer agency fees under the then current Transfer Agency and Services Agreement:
Fund Name	2020	2019	2018
Aggressive Growth Lifestyle Fund	$1,397	$1,447	$1,479
Capital Appreciation Fund	2,794	2,893	2,958
Conservative Growth Lifestyle Fund	1,397	1,447	1,479
Core Bond Fund	2,794	2,893	2,958
Government Money Market II Fund	1,048	1,085	1,109
High Yield Bond Fund	2,794	2,893	2,958
International Opportunities Fund	2,445	2,531	2,525
Large Cap Value Fund	2,794	2,771	2,463
Mid Cap Growth Fund	2,444	2,532	2,588
Mid Cap Value Fund	3,143	3,255	3,328
Moderate Growth Lifestyle Fund	1,397	1,447	1,479
Small Cap Growth Fund	2,794	2,893	2,958
Small Cap Value Fund	2,444	2,532	2,588
Strategic Bond Fund	3,841	3,978	4,067
U.S. Socially Responsible Fund	1,688	1,447	1,479

PORTFOLIO MANAGERS

Other Accounts
The portfolio managers primarily responsible for the day-to-day management of the Funds, as provided in the Prospectus (“Portfolio Managers”), are often engaged in the management of various other accounts. The total number of other accounts managed by each Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of August 31, 2020, is provided in the table below. If applicable, the total number of accounts and total assets in accounts that have an advisory fee which is all or partly based on the account’s performance is provided in parentheses.
Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of August 31, 2020)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Aggressive Growth Lifestyle Fund	PineBridge	Jose Aragon Michael Kelly Paul Mazzacano	5 7 4	$2,311 $4,217 $2,170	2 17 4	$1119 $5,742 $1,471	7 9 2	$1,171 $2,788 $1,439
Capital Appreciation Fund	BMO AM	David Corris Jason Hans Ernesto Ramos	9 3 5	$1,739 $979 $1,032	17 10 18	$3,661 $3,128 4,372	92 61 67	$5,482 $4,592 $5,729

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of August 31, 2020)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Conservative Growth Lifestyle Fund	PineBridge	Jose Aragon Michael Kelly Paul Mazzacano	5 7 4	$2,311 $4,217 $2,170	2 17 4	$1,119 $5,742 $1,471	7 9 2	$1,171 $2,788 $1,439
Core Bond Fund	PineBridge	John Yovanovic Dana Burns Robert Vanden Assem	7 7 11	$3,400 $3,307 $6,055	7 3 15	$3,563 $153 $3,016	15 15 16	$4,562 $5,460 $7,845
Government Money Market II Fund	SunAmerica	Elizabeth Mauro	27	$19,187	-	-	-	-
High Yield Bond Fund	Wellington Management	Christopher A. Jones	10	$1.570	22	$2,194	23	$3,082
International Opportunities Fund	MFS	David Antonelli Jose Luis Garcia Peter Fruzzetti Robert Lau Sandeep Mehta	8 4 2 4 2	$22,460 $12,895 $6,928 $12,895 $6,928	10 7 2 6 2	$5,339 $945 $898 $939 898	28 9 4 8 4	$10,225 $1,337 $488 $2,008 $488
	DIFA	Joseph Devine Stephan Maikkula Gabriel Wallach	2 2 2	$443.5 $443.5 $443.5	2 2 2	$26.8 $26.8 $26.8	2 2 2	$503.6 $503.6 $503.6
Large Cap Value Fund	Janus/Perkins	Kevin Preloger	5[4]	$2,683.38	-	-	7	$228.12
	Mellon	Brian Ferguson[1]	4	$2,193	2	297	28	$ 2,694
Mid Cap Growth Fund	Wellington Management	Philip W. Ruedi Mark A. Whitaker	6 7	$18,061 $16,947	3 10	$1,708 $2,147	12 24	$2,405 $3,089
Mid Cap Value Fund	Boston Partners	Steven L. Pollack Joseph F. Feeney, Jr.	4 11	$14,598.75 $16,181.81	1 2	$530.0 $580.70	33[2] 33[2]	$3,104.16 $3,104.16
	Wellington Management	Gregory J. Garabedian	6	$2,011	3	$209	6	$1,219
Moderate Growth Lifestyle Fund	PineBridge	Jose Aragon Michael Kelly Paul Mazzacano	5 7 4	$2,311 $4,217 $2,170	2 17 4	$1,119 $5,742 $1,471	7 9 2	$1,171 $2,788 $1,439
Small Cap Growth Fund	JPMIM	Eytan Shapiro[3] Felise Agranoff[3] Matthew Cohen[3]	3 6 2	$5.487 $15.151 $4.950	4 1 1	$1.781 $79 $3.466	2 3 (1)	$454 $151 ($1.874)
Small Cap Value Fund	JPMIM	Phillip Hart[3] Lindsey J. Houghton[3] Wonseok Choi[3] Jonathan L. Tse[3] Aksah Gupta[3]	15 15 19 19 15	$5.375 $5.375 $7.015 $7.015 $5.375	2 1 2 2 1	$394 $116 $117 $117 $116	6(1) 6(1) 6(1) 6(1) 6(1)	$886 (129) $886 (129) $886 (129) $886 (129) $886 (129)
Strategic Bond Fund	PineBridge	Anders Faergemann Robert Vanden Assem John Yovanovic Dana Burns	4 11 7 7	$1,294 $6,055 $3,400 $3,307	11 15 7 3	$3,624 $3,016 $3,563 $153	6 16 15 15	$2,000 $7,845 $4,562 $5,460
U.S. Socially Responsible Fund	SunAmerica	Timothy Campion Elizabeth Mauro	35 27	$24,903 $19,187	- -	- -	- -	- -

1 Brian Ferguson managed two portfolios with performance-based advisory fees with assets totaling approximately $78.3 million as of August 31, 2020.
2 There is 1 account with total assets of $19.72 million as of August 31, 2020 that is subject to a performance-based advisory fee.
3 The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
4 These accounts have performance-based advisory fees.

Compensation and Potential Conflicts of Interest
As shown in the tables above, the portfolio managers are responsible for managing other accounts for multiple clients, including affiliated clients (“Other Client Accounts”), in addition to the Funds. In certain instances, conflicts may arise in their management of a Fund and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations.
•	Trade Allocations. One situation where a conflict may arise between a Fund and Other Client Accounts is in the allocation of trades among the Fund and the Other Client Accounts. For example, VALIC or a Subadviser may determine that there is a security that is suitable for a Fund as well as for Other Client Accounts which have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the value of securities held by the Fund. The Funds, VALIC and the Subadvisers have adopted policies and procedures regarding the allocation of trades and brokerage, which the Fund, VALIC and the Subadvisers believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). The policies and procedures generally require that securities be allocated among the Funds and Other Client Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.
•	Allocation of Portfolio Managers’ Time. The Portfolio Managers’ management of the Funds and Other Client Accounts may result in a Portfolio Manager devoting a disproportionate amount of time and attention to the management of a Fund and Other Client Accounts if the Funds and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, VALIC and/or a Subadviser, as the case may be, seek to manage such competing interests for the time and attention of the Portfolio Managers. Although VALIC and the Subadvisers do not track the time a Portfolio Manager spends on the Fund or a single Other Client Account, they do periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts. In certain instances, Portfolio Managers may be employed by two or more employers.
•	Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, VALIC’s and Subadvisers’ Codes of Ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that VALIC’s and the Subadvisers’ Codes of Ethics will eliminate such conflicts.
Other than the conflicts described, above and in the sections below VC II is not aware of any material conflicts that may arise in the connection with each Portfolio Manager’s management of the Funds’ investments and such Other Accounts. We believe the Subadvisers have adopted procedures reasonably designed to ensure that the Portfolio Managers meet their fiduciary obligations to the Funds for whom they serve as Portfolio Managers and treat every Fund they subadvise fairly and equitably over time.
BMO Asset Management Corp.
Compensation.
Compensation for BMO’s portfolio managers consists of base salary, discretionary performance bonuses, and other benefits. Base salaries are reviewed on an annual basis to ensure alignment with the external market. Discretionary performance bonuses vary according to business and individual performance and are provided in a combination of cash and deferred equity-based awards for employees at higher levels of compensation. Portfolio managers also may have a long-term incentive program consisting of restricted share units or other units linked to the performance of BMO.
BMO ensures that its compensation programs provide for clear alignment between pay and sustained business, client and individual performance as well as recognize behaviors which align to core values and contribute to the success of BMO and BMO clients. The compensation programs are designed to support and promote effective risk management, aligned to clients’ risk objectives and BMO’s corporate risk appetite and reflect local regulatory and legal requirements. The approach to compensation does not encourage excessive risk-taking that exceeds tolerated levels of risk.
With respect to any perceived conflicts of interest relating to the payment model, the risk management focus of the investment process drives all key decision making. Likewise, individual compensation is weighted more toward long term profit from fee-based client relationships than it is on short term performance, which further motivates the team to achieve stable long-term fee-based relationships through consistent benchmark outperformance and capital preservation. Finally, the deferred equity-linked component of the incentive compensation plan promotes a long-term interest in firm value.

Conflicts of Interest.
A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, in addition to the Capital Appreciation Fund, which may have different investment guidelines and objectives. These accounts may include other mutual funds managed on an advisory or subadvisory basis, separate accounts, and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, a limited opportunity may exist to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager also may manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund.
To address and manage these potential conflicts of interest, BMO AM has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, cross trading policies, portfolio manager assignment practices, and oversight by investment management, and/or compliance department. The portfolio managers must make investment decisions without taking into consideration or being in possession of material, non-public information about the securities and other instruments in which they invest. BMO AM has established procedures to prevent portfolio managers from trading on material, non-public information.
Boston Partners
Compensation.
All investment professionals receive a compensation package comprised of an industry competitive base salary and a discretionary bonus and long-term incentives. Through Boston Partners’ bonus program, key investment professionals are rewarded primarily for strong investment performance.
Typically, bonuses are based upon a combination of one or more of the following four criteria:
•	Individual Contribution: an evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year;
•	Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return;
•	Investment Team Performance: the financial results of the investment group; and
•	Firm-wide Performance: the overall financial performance of the firm.
Boston Partners retains professional compensation consultants with asset management expertise to periodically review its practices to ensure that they remain highly competitive.
Conflicts of Interest.
Boston Partners recognizes that potential conflicts may arise from the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds and separately managed accounts of individuals and institutional investors. Where Boston Partners’ separately managed accounts are charged performance fees, Portfolio Managers may be inclined to take investment risks that are outside the scope of such client’s investment objectives and strategy. In addition, since Boston Partners’ private investment funds charge performance fees and share those fees with Portfolio Managers, such Portfolio Managers may also be inclined to take additional investment risks. Boston Partners maintains a Trade Allocation and Aggregation Policy as well as a Simultaneous Management Policy to ensure that client accounts are treated fairly and equitably. The Compliance Department reviews allocations and dispersion regularly. Risk Management performs periodic reviews to ensure the product complies with the investment strategy and defined risk parameters.

DIFA
Compensation.
Each portfolio’s manager’s compensation consists of the following:
Base Salary–Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.
Bonus–Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. DIFA keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-,3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge Financial Solutions, Inc. (formerly Lipper, Inc.) (“Broadridge”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.
Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.
Portfolio managers participate in retention programs, including the Macquarie Investment Management Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.
Macquarie Investment Management Notional Investment Plan–A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within DIFA Funds pursuant to the terms of the Macquarie Investment Management Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).
Macquarie Group Employee Retained Equity Plan–A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).
Other Compensation–Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.
Conflicts of Interest.
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the fund and the investment action for each such other fund or account and the fund may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the fund. Additionally, the management of multiple other funds or accounts and the fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DIFA has adopted procedures designed to allocate investments fairly across multiple funds and accounts. A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While DIFA’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
Janus
Compensation.
The following describes the structure and method of calculating a portfolio manager’s compensation as of June 30, 2019. The portfolio managers and co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised primarily of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.
Variable Compensation: A portfolio manager’s variable compensation is discretionary and is determined by Janus Henderson management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.
Performance fees: The firm receives performance fees in relation to certain funds depending on outperformance of the fund against pre-determined benchmarks. The firm shares performance fees, on a discretionary basis, with portfolio managers of the relevant funds. This provides further alignment between overall fund/firm performance and individual reward. Individual allocations are also subject to mandatory deferral mechanisms.
Deferrals/Firm Ownership: Variable compensation is typically deferred according to a progressive schedule. As part of a portfolio manager’s compensation package, a portion of variable compensation is paid in the form of long-term incentive awards which typically include Janus Henderson restricted stock, although in some cases deferrals are made in mutual funds for regulatory reasons. For individuals with significant ownership they may also elect to have some of their deferral delivered in funds. Individuals’ awards, if any, are discretionary and given based on company, department, and individual performance. Certain portfolio managers may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.
Conflicts of Interest.
Portfolio managers may manage other accounts with investment strategies similar to the Funds. Fees earned by the adviser may vary among these accounts. Janus Capital or an affiliate may also proprietarily invest in or provide seed capital to some but not all of these accounts. In addition, the portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on the portfolio manager’s compensation than 4 others. Under certain circumstances, portfolio managers (or their family members) may own the same securities as those held in a Fund’s portfolio. These factors could create conflicts of interest because the portfolio managers may have incentives to favor one or more accounts over others, resulting in the potential for the Fund to be disadvantaged if, for example, one or more accounts outperform the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for a Fund, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among other accounts also managed by the portfolio manager. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by a Fund. However, Perkins believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to a variety of exceptions, including, but not limited to, investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Information regarding Perkins’ trade allocation procedures is described under “Additional Information About Janus Capital and the Subadvisers.” Furthermore, Janus Capital believes that conflicts arising from personal ownership by the portfolio managers (or their family members) of the same securities held in a Fund may be mitigated by the portfolio manager’s compliance with Janus Capital’s personal trading policy within the Personal Code of Ethics.
JPMIM
Compensation.
JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
In determining portfolio manager compensation, JPMIM uses a balanced discretionary approach to assess performance against four broad categories: (1) business results; (2) risk and control; (3) customers and clients; and (4) people and leadership.
These performance categories consider short-, medium- and long-term goals that drive sustained value for clients, while accounting for risk and control objectives. Specifically, portfolio manager performance is evaluated against various factors including the following: (1) blended pre-tax investment performance relative to competitive indices, generally weighted more to the long-term; (2) individual contribution relative to the client’s risk/return objectives; and (3) adherence with JPMIM’s compliance, risk and regulatory procedures.

Feedback from JPMIM’s risk and control professionals is considered in assessing performance.
JPMIM maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time. Long-term awards comprise of up to 60% of overall incentive compensation, depending on an employee’s pay level.
Long-term awards are generally in the form of time-vested JPMC Restricted Stock Units (“RSUs”). However, portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s Mandatory Investor Plan (“Mandatory Investment Plan”). The Mandatory Investment Plan provides for a rate of return equal to that of the fund(s) that the portfolio managers manage, thereby aligning portfolio manager’s pay with that of their client’s experience/return. One hundred percent of the portfolio manager’s long-term incentive compensation is eligible for Mandatory Investment Plan and, depending on the level of compensation, 50% is aligned with the specific fund(s) they manage, as determined by their respective manager. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other funds available in the plan or can take the form of RSUs.
Conflicts of Interest.
The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMIM’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.
JPMIM and/or its affiliates perform investment services, including rendering investment advice, to varied clients. JPMIM and/or its affiliates and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is JPMIM’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of JPMIM’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.
JPMIM and/or its affiliates, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMIM and/or its affiliates, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMIM is not required to purchase or sell for any client account securities that it, and/or its affiliates, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of JPMIM and/or its affiliates or its clients.
JPMIM and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JPMIM and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMIM or its affiliates could be viewed as having a conflict of interest to the extent that JPMIM or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMIM’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JPMIM and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMIM or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMIM and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JPMIM’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMIM or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JPMIM or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMIM or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMIM or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.
The goal of JPMIM and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMIM and its affiliates have policies and procedures that seek to manage conflicts. JPMIM and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMIM’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JPMIM’s and its affiliates’ duty of best execution for their clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMIM and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.
MFS
Compensation.
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of Portfolio Manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of Portfolio Manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers’ performance for the following Fund:

International Opportunities Fund	David Antonelli	MSCI EAFE (Europe, Australasia, Far East) Small Cap Index (net div)
	Peter Fruzzetti	MSCI EAFE (Europe, Australasia, Far East) Small Cap Index (net div)
	Jose Luis Garcia	MSCI EAFE (Europe, Australasia, Far East) Small Cap Index (net div)
	Robert Lau	MSCI EAFE (Europe, Australasia, Far East) Small Cap Index (net div)
	Sandeep Mehta	MSCI EAFE (Europe, Australasia, Far East) Small Cap Index (net div)
Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan—Portfolio Managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, Portfolio Managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any Portfolio Manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
Conflicts of Interest.
MFS seeks to identify potential conflicts of interest resulting from a Portfolio Manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.
The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A Portfolio Manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.
MFS and/or a Portfolio Manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the Portfolio Manager.

Mellon Investments Corporation
Compensation.
The firm’s rewards program is designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.
Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.
Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.
The following factors encompass our investment professional rewards program.
•	Base salary
•	Annual cash incentive
•	Long-Term Incentive Plan
•	Deferred cash for investment
•	BNY Mellon restricted stock units and/or
Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.
Conflicts of Interest.
It is the policy of Mellon Investments Corporation (the “Firm”) to make business decisions free from conflicting outside influences. The Firm’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. The Firm’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation (“BNYM”), potential conflicts may also arise between the Firm and other BNYM companies.
The Firm will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, the Firm has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, the Firm has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.
All material conflicts of interest are presented in greater detail within Part 2A of our Form ADV.
PineBridge
Compensation
Compensation for all PineBridge Investments portfolio managers consists of both a salary and a bonus component. The Salary component is a fixed base salary, and does not vary based on a portfolio manager’s performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is generally discretionarily determined based both on a portfolio manager’s individual performance and the overall performance of PineBridge Investments. In assessing individual performance of portfolio managers, both qualitative performance measures and also quantitative performance measures assessing the management of a portfolio manager’s funds are considered. A portfolio manager may also receive a long-term compensation component, either in the form of a partnership interest in the firm or as a cash-based award the ultimate value of which would depend upon financial performance of the firm.

Conflicts of Interest
PineBridge recognizes that it may be subject to a conflict of interest with respect to allocations of investment opportunities and transactions among its clients. To mitigate these conflicts, PineBridge’s policies and procedures seek to provide that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of PineBridge’s economic, investment or other financial interests. Personal securities transactions by an employee may raise a potential conflict of interest when an employee trades in a security that is considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client, in that the employee may be able to personally benefit from prior knowledge of transactions for a client by trading in a personal account. PineBridge has policies to address potential conflicts of interest when its employees buy or sell securities also bought or sold for clients. Under certain circumstances, conflicts may arise in cases where different clients of PineBridge invest in different parts of a single issuer’s capital structure, including circumstances in which one or more PineBridge clients may own private securities or obligations of an issuer and other PineBridge clients may own public securities of the same issuer. Such conflicts of interest will be discussed and resolved on a case-by-case basis and will take into consideration the interest of the relevant clients, the circumstances giving rise to the conflict, and applicable regulations.
SunAmerica
Compensation.
SunAmerica portfolio managers’ compensation has a salary, plus a bonus made up of short-term incentive and long-term incentive components. The salary is a fixed annual salary and is generally based on the portfolio manager’s responsibilities and leadership role within the organization. The short-term incentive is discretionary and based on the organizational performance of AIG and the individual’s performance including but not limited to the funds for which the portfolio manager has primary responsibility. In addition, SunAmerica may award long-term incentive compensation to an eligible portfolio manager who consistently meets or exceeds relative performance criteria. SunAmerica believes its compensation program is adequate to incentivize portfolio managers and analysts to seek maximum performance within risk parameters described in the Funds’ prospectuses.
Wellington Management
Compensation.
Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and The Variable Annuity Life Insurance Company on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended August 31, 2020.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (the “Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one, three and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Garabedian, Jones, Ruedi and Whitaker are Partners.
Fund	Benchmark Index and/or Peer Group for Incentive Period
High Yield Bond Fund	FTSE High-Yield Market Index

Fund	Benchmark Index and/or Peer Group for Incentive Period
Mid Cap Growth Fund	S&P MidCap 400® Index
Mid Cap Value Fund	Russell 2500 Value Index
Conflicts of Interest.
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Garabedian, Jones, Ruedi and Whitaker also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Ownership of Portfolio Managers
As of August 31, 2020 none of the Portfolio Managers who are primarily responsible for the day-to-day management of the Funds had any ownership interest in a Fund that they managed.

PORTFOLIO TURNOVER
For the fiscal year ended August 31, 2020, none of the Funds had a significant variation in their portfolio turnover rate from the prior fiscal year.

PORTFOLIO TRANSACTIONS AND BROKERAGE

VALIC utilizes the assistance of Subadvisers in selecting brokers or dealers to handle transactions for the Funds. The Subadvisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus.
Virtually all of the over-the-counter transactions by the Core Bond Fund, the High Yield Bond Fund and the Strategic Bond Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The International Opportunities Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the U.S. Socially Responsible Fund, the Small Cap Value Fund, and the Capital Appreciation Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. VC II normally enters into principal transactions directly with the issuer or the market-maker.
When VC II purchases or sells securities or futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When VC II purchases securities from the issuer, an underwriter usually receives a commission or “concession” paid by the issuer. When VC II purchases securities from a market-maker, it pays no commission, but the price includes a “spread” or “mark-up” (between the bid and asked price) earned by the market-making dealer on the transaction.
In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principals for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. The Funds may, however, effect certain “riskless principal transactions” in the over-the-counter market with a stated commission. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
In purchasing and selling each Fund’s portfolio securities, it is the policy of the Subadvisers to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Subadvisers consider such factors as: the broker or dealer’s reliability; the quality of the broker or dealer’s execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Subadvisers place orders directly with the principal market-maker unless they believe VC II can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Subadvisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Subadvisers believe that more than one firm meets these criteria the Subadvisers may prefer brokers who provide the Subadvisers or VC II with brokerage and research services, described below.
Commission Recapture Program: A commission recapture arrangement includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer. VC II’s Board has determined that a commission recapture arrangement with Capital Institutional Services, Inc. is in the best interest of each Fund and its shareholders and, therefore, has conveyed the information to Subadvisers. A Fund may participate in a commission recapture arrangement, provided the portfolio manager can still obtain the best price and execution for trades. Thus, a Fund may benefit from the products or services or recaptured commissions obtained through the commission recapture arrangement, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Fund indicates that it is a directed brokerage transaction, the Fund will get a percentage of commissions paid on either domestic trades or international trades credited back to the Fund. The brokerage of one Fund will not be used to help pay the expenses of any other Fund. VALIC will continue to waive its fees or reimburse expenses for any Fund for which it has agreed to do so. All expenses paid through the commission recapture arrangement will be over and above such waivers and/or reimbursements, so that VALIC will not receive any direct or indirect economic benefit from the commission recapture arrangement.
The following chart reflects commission recapture activity for the period ended August 31, 2020.

Fund	Amount
Capital Appreciation Fund	$150
International Opportunities	5,462
Large Cap Value Fund	24,425
Mid Cap Growth Fund	2,053
Mid Cap Value Fund	11,417
Small Cap Growth Fund	14,808
Small Cap Value Fund	32,520
Research Services: The Subadvisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Subadvisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Subadvisers viewed in terms of either that particular transaction or the overall responsibilities of the Subadvisers. The Subadvisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses.
The Subadvisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities for VC II. The Subadvisers will not cause VC II to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Subadvisers’ overall responsibilities with respect to accounts for which they exercise investment discretion. The Subadvisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Subadvisers believe these supplemental investment research services are essential to the Subadvisers’ ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund affects securities transactions may be used by the Subadvisers in servicing other clients as well as the Funds, and the Subadvisers may not use all such services in managing the Funds. The Funds may benefit from research services obtained through securities transactions effected by the Subadvisers on behalf of their other clients.
Certain Funds’ Subadvisers may obtain research from brokers or non-broker-dealers by entering into commission sharing arrangements (“CSAs”). Under a CSA, the executing broker agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a Subadviser to direct brokers to pool commissions that are generated from orders executed at that broker (for equity transactions on behalf of a Fund and other client accounts), and then periodically direct the broker to pay third-party research providers for research. The use of CSAs by a Subadviser is subject to the Subadviser’s best execution obligations to a Fund.
The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by VC II’s Board.
The following tables list brokerage commissions paid by each Fund on portfolio transactions for the last three fiscal years ended August 31. Unless otherwise noted, the Funds paid no brokerage commissions to brokers for research services provided to the Subadvisers or to VALIC.

2020 Brokerage Commissions
Fund	Aggregate Brokerage Commission	Amount paid to Affiliated Broker-Dealers	Percentage of Commissions paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving to Affiliated Broker-Dealers
Aggressive Growth Lifestyle Fund	$—	$—	—	—
Capital Appreciation Fund	34,001	—	—	—
Conservative Growth Lifestyle Fund	—	—	—	—
Core Bond Fund	3	—	—	—
Government Money Market II Fund	—	—	—	—
High Yield Bond Fund	—	—	—	—
International Opportunities Fund	569,405	—	—	—
Large Cap Value Fund	144,136	1,344	0.93%	2.02%
Mid Cap Growth Fund	86,074	—	—	—
Mid Cap Value Fund	467,419	—	—	—
Moderate Growth Lifestyle Fund	—	—	—	—
Small Cap Growth Fund	87,409	—	—	—
Small Cap Value Fund	450,674	—	—	—
Strategic Bond Fund	—	—	—	—
U.S. Socially Responsible Fund	66,743	—	—	—

2019 Brokerage Commissions
Fund	Aggregate Brokerage Commission	Amount paid to Affiliated Broker-Dealers	Percentage of Commissions paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving to Affiliated Broker-Dealers
Aggressive Growth Lifestyle Fund	$—	$—	—	—
Capital Appreciation Fund	32,916	—	—	—
Conservative Growth Lifestyle Fund	—	—	—	—
Core Bond Fund	271	—	—	—
Government Money Market II Fund	—	—	—	—
High Yield Bond Fund	—	—	—	—
International Opportunities Fund	594,695	—	—	—
Large Cap Value Fund	149,089	2,566	1.72%	1.60%
Mid Cap Growth Fund	47,285	—	—	—
Mid Cap Value Fund	337,292	—	—	—
Moderate Growth Lifestyle Fund	—	—	—	—
Small Cap Growth Fund	116,383	—	—	—
Small Cap Value Fund	460,365	—	—	—
Strategic Bond Fund	85	—	—	—
U.S. Socially Responsible Fund	100,587	—	—	—

2018 Brokerage Commissions
Fund	Aggregate Brokerage Commission	Amount paid to Affiliated Broker-Dealers	Percentage of Commissions paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving to Affiliated Broker-Dealers
Aggressive Growth Lifestyle Fund	$—	$—	—	—
Capital Appreciation Fund	44,584	—	—	—
Conservative Growth Lifestyle Fund	—	—	—	—
Core Bond Fund	—	—	—	—
Government Money Market II Fund	—	—	—	—
High Yield Bond Fund	5,921	—	—	—
International Opportunities Fund	847,430	—	—	—
Large Cap Value Fund	160,883	—	—	—
Mid Cap Growth Fund	40,650	—	—	—
Mid Cap Value Fund	475,732	—	—	—
Moderate Growth Lifestyle Fund	—	—	—	—
Small Cap Growth Fund	94,017	—	—	—
Small Cap Value Fund	430,754	—	—	—
Strategic Bond Fund	46	—	—	—
U.S. Socially Responsible Fund	36,078	—	—	—
In addition, for the fiscal year ended August 31, 2020, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Funds’ Subadvisers:
Fund	Gross Dollar Value of Purchase/Sales Directed to Research Providers	Dollar Amount of Commissions Directed to Research Providers
Aggressive Growth Lifestyle Fund	N/A	N/A
Capital Appreciation Fund	$58,000,277	$22,616
Conservative Growth Lifestyle Fund	N/A	N/A
Core Bond Fund	N/A	N/A
Government Money Market II Fund	N/A	N/A
High Yield Bond Fund	0	0
International Opportunities Fund[1]	435,520	225,847
Large Cap Value Fund	227,812,001	55,672
Mid Cap Growth Fund	201,253,684	14,702
Mid Cap Value Fund	662,176,033	214,704
Moderate Growth Lifestyle Fund	N/A	N/A
Small Cap Growth Fund	N/A	N/A
Small Cap Value Fund	N/A	N/A
Strategic Bond Fund	N/A	N/A
U.S. Socially Responsible Fund	502,796,252	69,781

1. MFS Response: In light of MFS’ approach to MiFiD II where MFS has assumed all external research costs for all clients in our equity and fixed income portfolios globally (including those portfolios not subject to MiFID II), we no longer consider ourselves to be directing any brokerage transactions in return for soft dollar benefits and therefore we have nothing to report for this SAI item.  We take this position in the SAIs for our own MFS fund complex and with sub-advised ’40 act clients asking for this information.
The following table sets forth the value of the Funds’ holdings of securities of VC II’s regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of August 31, 2020.

Fund	Broker Dealer	Value (000’s)
Core Bond	Bank of America Corp.	14,469
	Barclays PLC	1,134
	Citigroup, Inc.	9,893
	Goldman Sachs Group, Inc.	10,317
	JP Morgan Chase & Co.	11,014
	HSBC	2,712
	Morgan Stanley	7,877
	State Street Bank & Trust Co.	148,729
	Wells Fargo & Co.	11,216
High Yield Bond	Credit Suisse	3,928
	State Street Bank & Trust Co.	4,036
International Opportunities	Daiwa Securities Group, Inc	942
	State Street Bank & Trust Co.	2,364
Large Cap Value	Goldman Sachs Group, Inc.	6,079
	JP Morgan Chase & Co.	7,694
	Morgan Stanley	5,510
	State Street Bank & Trust Co.	1,873
Mid Cap Value	State Street Bank & Trust Co.	9,491
Small Cap Value	State Street Bank & Trust Co.	195
	Cowen Group	353
Strategic Bond	Bank of America Credit Card Trust	4,580
	Barclays PLC	1,078
	Citigroup, Inc.	3,742
	Goldman Sachs Group, Inc.	2,739
	HSBC Holdings PLC	1,754
	JPMorgan Chase & Co.	4,196
	Morgan Stanley	1,173
	State Street Bank & Trust Co.	52,648
U.S. Socially Responsible	Bank of New York Mellon Corp.	2,784
	State Street Bank & Trust Co.	1,977
Occasions may arise when one or more of the Funds, or other accounts that may be considered affiliated persons of the Funds under the 1940 Act, desire to purchase or sell the same portfolio security at approximately the same time. In such event, generally, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account’s adviser pursuant to written procedures. In some cases, this system may adversely affect the price or size of the position obtainable for the Funds. However, the Funds may, alternatively, benefit from lower broker’s commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. A Subadviser will not engage in a transaction as described above unless, in the Subadviser’s opinion, the results of the transaction will, on the whole, be in the best interest of the Fund.

OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES

Shares of the Funds are sold in a continuous offering. Pursuant to a distribution agreement, ACS acts without remuneration as VC II’s agent in the distribution of Fund shares to the VALIC separate accounts, separate accounts of other life insurance companies that may or may not be affiliated with VALIC, and, subject to applicable law, to qualified pension and retirement plans and individual retirement accounts outside of the separate account context (the “Distribution Agreement”). Under the terms of the Distribution Agreement, each Fund pays for, among other expenses, all expenses of the offering of its shares incurred in connection with (1) the registration of the Fund or the registration or qualification of the Fund’s shares for offer or sale under the federal securities laws and the securities laws of any state or other jurisdiction in which the Fund’s shares are offered; (2) printing and distributing the Fund’s prospectuses to existing participants as required under the federal securities laws and applicable securities laws of any state or other jurisdiction; and (3) preparation, printing and distribution of proxy statements, notices and reports; and (4) issuance of the Fund’s shares, including share issue and transfer taxes.
ACS, or one of its affiliates, pays all expenses incurred by it attributable to any activity primarily intended to result in the sale of shares of the Funds and in connection with the performance of distribution duties or will promptly reimburse the Funds for all expenses in connection with (1) printing and distributing prospectuses utilized in marketing the Funds to eligible purchasers; (2) preparation, printing and distribution of advertising and sales literature for the use in the offering of the Funds’ shares and printing and distribution of reports to purchasers and/or participants used as sales literature; (3) qualification of ACS as a distributor or broker or dealer under applicable federal and state securities laws; (4) any investment program of the Funds, including the reinvestment of dividends and capital gains distributions, to the extent such expenses exceed the Funds’ normal cost of issuing its shares; and all other expenses in connection with offering for sale and sale of the Funds’ shares, which have not been specifically allocated to the Funds. The Funds do not compensate ACS for services provided under the Distribution Agreement. The Distribution Agreement between ACS and VC II provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a) (i) by the Board of VC II, or (ii) by vote of a majority of VC II’s outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of VC II’s Trustees who are not “interested persons” (as defined in the 1940 Act) of VC II by votes cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by a vote of the Board of VC II or by a vote of a majority of the outstanding voting securities of VC II, or by ACS, on sixty days’ written notice to the other party. The Distribution Agreement also provides that it shall automatically terminate in the event of its assignment.
Payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, VC II redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of a Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of VC II’s shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.
VC II redeems Fund shares for cash. VC II, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, VC II has committed to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of VC II’s net asset value. This election is irrevocable while Rule 18f-1 is in effect, unless the SEC by order permits the withdrawal of the election.
All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund’s outstanding shares at such time.

DETERMINATION OF NET ASSET VALUE

Shares of the Funds are valued at least daily as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time). Each Fund calculates the net asset value of its shares by dividing the total value of its net assets by the number of shares outstanding. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the New York Stock Exchange, or on days or at times other than those during which the New York Stock Exchange is open for trading. The Board is responsible for the share valuation prices and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee which is responsible for, among other things, making certain determinations in connection with the Funds’ fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds. A description of the pricing procedures that are generally used to value the securities held by a Portfolio are described below.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by VC II’s Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans are valued at the average of available bids in the market for such senior floating rate loans, as provided by a Board-approved loan pricing service.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies. Option contracts on swaps (“Swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid-valuation provided by a Board-approved pricing service. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid-valuation provided by a Board-approved pricing service. Swap contracts traded over the counter will be valued at a mid-valuation provided by a Board approved pricing service. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate.
For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund’s market-based net asset value per share deviates from the its amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued as determined pursuant to procedures adopted in good faith by VC II’s Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.
A Fund’s liabilities, including proper accruals of expense times, are deducted from total assets. The net asset value of each Fund is divided by the total number of shares outstanding to arrive at the net asset value per share.

ACCOUNTING AND TAX TREATMENT

Under the Code, each Fund is treated as a separate entity, and as a regulated investment company if qualification requirements are met. To qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.
Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, and franchise or withholding tax liabilities.
So long as a Fund qualifies as a regulated investment company, such Fund will not be subject to federal income tax on the net investment company taxable income or net capital gains (calculated before deductions for dividends paid) distributed to shareholders as ordinary income dividends or capital gain dividends, provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net exempt interest income for the taxable year. Dividends from net investment income and capital gain distributions, if any, are paid annually; except for the Government Money Market II Fund which declares daily and pays out monthly. All distributions are reinvested in shares (of the same class) of the Fund at net asset value unless the transfer agent is instructed otherwise by the owner of the shares.
If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year; various remedial opportunities may be available. Further, if a Fund should fail to qualify as a regulated investment company, such Fund would be considered as a single investment, which may result in Contracts invested in that Fund not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the Contract would be taxed currently to the holder, and the holder would remain subject to taxation thereafter even if the contract later becomes adequately diversified.
Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a nondeductible 4% excise tax. However, the excise tax generally does not apply to regulated investment companies whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Fund intends to qualify for this exemption or to comply with the calendar year distribution requirement.
A fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain tax qualified pension and retirement plans. A variable contract must meet certain diversification requirements in order to maintain its favorable tax status. In particular, a separate account backing a variable contract may not invest more than 55% of its assets in the securities of any one issuer, or 70% in two issuers, 80% in three, or 90% in four. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. Government agency or instrumentality are treated as securities of separate issuers. If shares of a Fund are not sold outside of the very limited group consisting of separate accounts backing variable contracts, tax qualified retirement plans, and a few other specialized categories, then in making the diversification test the separate account backing the contract is treated as owning its proportional share of the assets of the Fund; this makes the diversification test relatively easy to meet. If the shares are owned outside the permitted group, then the Fund itself is the issuer of securities owned by the separate account and the diversification test may be much harder to meet. Failure to meet the diversification requirements has the unfavorable tax consequences described in the last sentence of the fourth paragraph of this section. In addition, if the owner of a variable contract has too much investment power over the investments in the separate account which backs the contract, the owner will be taxed currently on the income earned under his or her contract.
The capital losses of a Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.
Since the shares of the Funds are offered only in connection with the Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the Contract holder level. For information concerning the U.S. federal income tax consequences to purchasers of the Contracts, see the Prospectus for such Contracts. Purchasers of the Contracts should consult their tax advisors regarding specific questions as to federal, state and local taxes.
A Fund may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Fund equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof (“original issue discount”) each year that the securities are held, even though the Fund receives no actual interest payments thereon. Original issue discount is treated as income earned by a Fund and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Fund’s investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Fund’s recognition of taxable income in excess of cash generated by such investments.
Options, forward contracts, futures contracts and foreign currency transactions entered into by a Fund will be subject to special tax rules. These rules may accelerate income to a Fund; defer Fund losses; cause adjustments in the holding periods of Fund securities; convert capital gain into ordinary income; and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Fund.
In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss.
REITs in which Funds invest may hold residual interests in real estate mortgage investment conduits (“REMICs”). Certain types of income received by the Fund from REITs, REMICs, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To shareholders of these Funds, such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are shareholders of the Fund.
The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes (“marked-to-market”). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in over-the-counter options written by a Fund generally constitute short-term capital gains or losses. Any gain or loss recognized by a Fund from transactions in over-the-counter options purchased by such Fund generally has the same character as the property to which the option relates has in the hands of such Fund (or would have if acquired by the Fund). When call options written, or put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the over-the-counter puts or increased by the premium received for over-the-counter calls.
A substantial portion of a Fund’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles” which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a “mixed straddle” under the Code. The Code generally provides with respect to straddles (i) “loss deferral” rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) “wash sale” rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) “short sale” rules which may terminate the holding period of securities owned by a Fund when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) “conversion transaction” rules which may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.
Code Section 1259 requires the recognition of gain if a Fund makes a “constructive sale” of an appreciated financial position (e.g., stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.
Under the “wash sale” rule, losses incurred by a Fund on the sale of (or on a contract or option to sell) stock or securities are not deductible if, within a 61-day period beginning 30 days before and ending 30 days after the date of the sale, the Fund acquires or has entered into a contract or option to acquire stock or securities that are substantially identical. In such a case, the basis of the stock or securities acquired by the Fund will be adjusted to reflect the disallowed loss.
In general, gain or loss on a short sale, to the extent permitted, is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.
A passive foreign investment company (“PFIC”) is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or on any gain from disposition of the stock (collectively, the

“PFIC income”), plus a certain interest charge, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Fund may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect, at the end of the Fund’s taxable year, the Fund will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Fund may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, in lieu of the foregoing tax and interest obligation, the Fund will be required to include in its income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements applicable to the Fund described above. In order to make this election, a Fund would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.
Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of the Fund assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

OTHER INFORMATION

Shareholder Reports
Annual Reports containing audited financial statements of VC II and Semi-Annual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract owners, annuitants, or beneficiaries as appropriate. VC II’s Annual Report dated August 31, 2020 is incorporated by reference into this Statement of Additional Information.
Voting and Other Rights
VC II was organized under the laws of the state of Delaware as a business trust, and presently is authorized to sell 15 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes.
Each outstanding share has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly by voting their units. The way participants vote their units depends on their Contract or Plan. See your Contract prospectus or Plan document for specific details. When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.
Delaware law does not require VC II to hold regular, annual shareholder meetings. However, VC II must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment restrictions; and (c) to fill vacancies on VC II’s Board if the shareholders have elected less than a majority of the Trustees.
VC II will assist in shareholder communications.
Control Persons and Principal Holders of Securities
VALIC Separate Account A’s (a registered separate account of VALIC) ownership of more than 25% of the outstanding shares may result in VALIC being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders, Contract owners and beneficiaries.
As of November 30, 2020, VALIC, a stock life insurance company organized under the laws of the state of Texas with an address of 2929 Allen Parkway, Houston, Texas 77019, American General Life Insurance Company, a stock life insurance company organized under the laws of the state of Texas with an address of 2727-A Allen Parkway, Houston, Texas 77019 (“AGL”), and The United States Life Insurance Company in the City of New York, a stock life insurance company organized under the laws of the state of New York with an address of One World Financial Center, 200 Liberty Street, New York, New York 10281 (“USL”), through their insurance company separate accounts, owned over 5% of the outstanding shares of the following Funds:

Fund	VALIC	AGL	USL
Aggressive Growth Lifestyle Fund	100.00%	—	—
Capital Appreciation Fund	100.00%	—	—
Conservative Growth Lifestyle Fund	100.00%	—	—
Core Bond Fund	100.00%	—	—
Government Money Market II Fund	100.00%	—	—
High Yield Bond Fund	99.99%	*	—
International Opportunities Fund	100.00%	—	—
Large Cap Value Fund	100.00%	—	—
Mid Cap Growth Fund	100.00%	—	—
Mid Cap Value Fund	99.73%	*	—
Moderate Growth Lifestyle Fund	100.00%	—	—
Small Cap Growth Fund	100.00%	—	—
Small Cap Value Fund	100.00%	—	—
Strategic Bond Fund	99.92%	*	*
U.S. Socially Responsible Fund	99.99%	—	—

*	Less than 5% ownership.
As of November 30, 2020, the other shareholders of the Funds included separate accounts sponsored by VALIC and its affiliates, IRAs and Plans. None of these other shareholders owned of record more than 5% of any Fund’s outstanding shares.
Proxy Voting Policies and Procedures
Proxy Voting Responsibility
VC II has adopted policies and procedures for the voting of proxies relating to Fund securities (the “Policies”). The Policies were drafted according to recommendations by SunAmerica, VC II’s administrator, and an independent proxy voting agent. The Policies enable the Fund to vote proxies in a manner consistent with the best interests of the Fund and its shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of Fund proxies in accordance with the Policies. The Proxy Voting Committee will consist of a member of SunAmerica’s Investment Management Department, at least one member of the Legal and Compliance Departments, and at least one person who oversees sub-advisers or their designees.
The Proxy Voting Committee has engaged the services of an independent voting agent to assist in issue analyses, vote recommendations for proxy proposals, and to assist the Fund with certain responsibilities including recordkeeping of proxy votes.
The Fund is generally a passive investor in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities, or otherwise advance a particular agenda. Except for Funds with “social” or “ESG” investment strategies (including the U.S. Socially Responsible Fund), a Fund generally will abstain on “environmental,” “social” and or “social and environmental” (collectively “ESG Proposals”) issues proposals unless otherwise indicated in the Guidelines (as defined below) or as determined by the Proxy Voting Committee pursuant to the Policies. The terms “environmental, ”social“ and ”social and environmental“ with respect to issue proposals have the meanings assigned to those terms by the independent proxy voting agent.
In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board has determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the Fund. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance.
Case-By-Case Voting Matters. The Proxy Voting Committee has established proxy voting guidelines (the ”Guidelines“), which identify certain vote items to be determined on a case-by-case basis. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on guidance or a recommendation from the independent proxy voting agent or other sources. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, the Fund’s shareholders. The Proxy Voting Committee has established Guidelines specifically for funds with social or ESG investment strategies. The Proxy Coting Committee will generally approach ESG Proposals on behalf of funds with social or ESG investment strategies on a case-by-case basis, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value. The Guidelines for ESG Proposals on behalf of funds with social or ESG investment strategies include specific approaches with respect to consumer issues and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.
Examples of the Fund’s Positions on Voting Matters.
Consistent with the approaches described above, the following are examples of the Fund’s voting positions on specific matters:
•	Vote on a case-by-case basis on proposals to increase authorized common stock;
•	Vote on a case-by-case basis on most mutual fund matter shareholder proposals to terminate the investment adviser;
•	Vote against the authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights (”blank check“ preferred stock)’
•	Vote on a case-by-case basis regarding merger and acquisition matters; and
•	Vote on a case-by-case basis on equity compensation plans.
Conflicts of Interest.
Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are effected according to the policies or recommendations of the independent proxy voting agent.
However, if a situation arises where a vote presents a conflict between the interests of VC II’s shareholders and the interest of VALIC, SunAmerica, the Fund’s principal underwriter, or the underwriter’s affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with one Trustee who is not an ”interested person,“ as that term is defined in the 1940 Act, time permitting, before casting the vote to ensure that the Fund votes in the best interest of its shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.
Proxy Voting Records.
The Proxy Voting Committee will be responsible for documenting its basis for any determination to vote in a non-uniform or contrary manner, as well as, for ensuring the maintenance of records for each proxy vote cast on behalf of the Fund. ISS maintains records of voting decisions for each vote cast on behalf of the Funds. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 has been filed with the SEC on Form N-PX and is available (1) without charge, upon request, by calling VALIC, toll-free at 1-800-448-2542, and (2) on the SEC’s website at www.sec.gov.
Board Reporting.
The Fund’s Chief Compliance Officer will provide a summary report at each quarterly meeting of the Board which describes any Proxy Voting Committee meeting(s) held during the prior quarter.
Disclosure of Portfolio Holdings Policies and Procedures
The Board of VC II has adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures generally prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by VALIC or its affiliates except under certain circumstances. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its participants) are met, VC II does not provide or permit others to provide information about the Funds’ portfolio holdings on a selective basis.
VC II makes the Funds’ portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and quarterly in regulatory filings on Form N-PORT. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days after the end of VC II’s fiscal quarter. In addition, the Funds’ complete holdings information will be made available on the Funds’ website on a monthly basis. The Funds’ holdings at the end of each month will be posted approximately 30 days after the month end. With respect to the Government Money Market II Fund, as required by Rule 2a-7, the Fund intends to make complete portfolio holdings information as of the last business day of each month available on the Fund’s website at https://www.valic.com/prospectus-and-reports/mutual-funds no later than five (5) business days after month-end. This monthly portfolio holdings information required by Rule 2a-7 will be available on the Fund’s website for at least six months after posting. The portfolio securities for the Government Money Market II Fund are disclosed on a monthly basis on Form N-MFP as filed with the SEC five (5) business days following the month end.

In addition, VC II generally makes publicly available on a periodic basis, information regarding a Fund’s top ten holdings (including name and percentage of a Fund’s assets invested in each holding) and the percentage breakdown of a Fund’s investments by country, sector and industry, as applicable. This information may be made available through VALIC’s website, marketing communications (including printed advertising and sales literature), and/or VC II’s telephone customer service centers. This information is generally not released until the information is at least 15 days after the applicable quarter-end, unless otherwise approved by VC II’s legal department. VC II and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.
Before any non-public disclosure of information about a Fund’s portfolio holdings is permitted, the employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must be submitted to the legal and compliance departments. VC II’s Chief Compliance Officer and/or VALIC’s legal counsel are/is responsible for authorizing the selective release of portfolio holding information. If the request is approved, VC II and the third party must execute a confidentiality agreement governing the third party’s duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential and not to trade on such information.
Non-public holdings information may be provided to VC II’s service providers on an as-needed basis in connection with the services provided to the Funds of VC II by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Funds’ holdings include the Funds’ adviser, VALIC, and its affiliates, legal counsel, independent registered public accounting firms, custodian, fund accounting agent, financial printers, proxy voting service providers and broker-dealers who are involved in executing portfolio transactions on behalf of the Funds. Portfolio holdings information may also be provided to the Board. The entities to which VC II provides portfolio holdings information either by explicit arrangement or by virtue of their respective duties to the Funds of VC II are required to maintain the confidentiality of the information provided.
VC II’s Chief Compliance Officer and VALIC’s legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Funds’ participants and the Funds’ affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary to the Funds’ operation or useful to the Funds’ participants without compromising the integrity or performance of the Funds.
At each quarterly meeting of the Board of VC II, the Board reviews a report detailing third parties to whom the Funds’ portfolio holdings information has been disclosed and the purpose for such disclosure, and considers whether or not the release of information to such third parties is in the best interest of the Funds and its participants.
In the event a Subadviser is engaged to assume subadvisory duties of a Fund, VC II routinely discloses portfolio holdings information to such Subadviser prior to its assumption of duties. VC II does not receive any compensation, or other consideration from these arrangements for the release of the Funds’ portfolio holdings information.
Each of the below listed third parties has been approved to receive information concerning the Funds’ holdings: (1) PricewaterhouseCoopers LLP (”PwC“), the Independent Registered Public Accountants; (2) Institutional Shareholder Services (”ISS“), a proxy voting service provider; (3) State Street, Custodian; (4) Zeno Consulting Group and ITG, brokerage transaction analysis; (5) Morningstar, Lipper and Bloomberg LLP, database services; (6) RR Donnelley, financial printer, (7) Investment Company Institute, survey information; (8) Manhattan Creative Partners (d/b/a ”Diligent“), VC II’s Board materials; (9) Fluent Technologies, marketing materials; (10) Finadium, LLC (”Finadium“), a securities lending consultant; and (11) Ernst & Young LLP, tax accountants. PwC is provided with entire portfolio holdings information during periods in which it reviews shareholder reports and regulatory filings, and does not publicly disclose this information. ISS receives entire portfolio holdings information on a weekly basis for the purpose of voting proxies on behalf of the Funds and does not publicly disclose this information. State Street has daily access to the Funds’ portfolio holdings information as the Funds’ custodian and does not publicly disclose this information. Zeno Consulting Group and ITG receive portfolio holdings information for the purpose of analyzing brokerage execution statistics approximately 15 days after the quarter end and do not publicly disclose this information. Lipper receives portfolio holdings information within 20 days of each month end and makes certain information available approximately 30 days after its receipt. Morningstar receives portfolio holdings information approximately 35 days after each month end and makes information available through Morningstar Direct to subscribers approximately one week after its receipt. Bloomberg receives portfolio holdings information for each Fund on a monthly basis, approximately 45 days after the month end and makes information available to subscribers of Bloomberg’s databases within 1 to 14 days of its receipt. RR Donnelley has access to portfolio holdings information approximately 30 days after the Funds’ fiscal quarter in preparation of shareholder reports and regulatory filings and does not make publicly disclose this information. The Investment Company Institute receives certain portfolio holdings information approximately 15 days after each calendar quarter and does not publicly disclose the information before the Funds’ release of such information. Manhattan Creative Partners has access to certain portfolio holdings information provided to the Board approximately thirty days after each quarter end, and does not publicly disclose this information. Fluent Technologies receives certain portfolio holdings information on a quarterly basis within 10 business days of each calendar quarter for the preparation of marketing materials, and does not publicly disclose this information. Finadium receives portfolio holdings information as necessary to render securities lending consulting services and does not publicly disclose this information.
In addition, Wellington Management discloses the portfolio holdings of the Fund it manages to the following third parties in connection with the services it provides to the Fund (subject to confidentiality agreements between Wellington Management and such third parties):
•	Accenture performs certain operational functions on behalf of Wellington Management and has access to portfolio holdings on a daily basis.
•	Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.
•	Acuity Knowledge Partners (formerly Moody’s Analytics Knowledge Service) performs certain investment guideline monitoring and coding activities on behalf of Wellington Management and has access to holdings information on a daily basis.
•	FactSet Research Systems, Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.
•	Glass, Lewis & Co. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.
•	Markit WSO Corporation performs certain operational functions on behalf of Wellington Management and receives syndicated bank loan portfolio holdings information on a daily basis.
•	MSCI. Inc provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.
•	State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.
•	Wellington Management also makes disclosures of portfolio holdings to other third parties where it does not identify specific clients.
Disclosure of Market-Based Net Asset Values
On each business day, the Government Money Market II Fund will post its market-based net asset value per share (”market-based NAV“) for the prior business day on its website at www.valic.com/prospectus-and-reports/money-market-funds-d3. The market-based NAV will be calculated using current market quotations (or an appropriate substitute that reflects current market conditions) to value its net asset value per share to four decimal places.
The market-based NAV will be provided for informational purposes only. For purposes of transactions in the shares of the Government Money Market II Fund, the price for shares will be the net asset value per share, calculated using the amortized cost method to two decimal places as further described in the Fund’s prospectus and SAI.
Custodian
Pursuant to a Master Custodian Agreement with VC II, State Street, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of VC II as Custodian.
State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of VC II, and performing other administrative duties, all as directed by persons authorized by VC II. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or VC II. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by VC II’s Board. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories.
State Street also acts as VC II’s securities lending agent and receives a share of the income generated by such activities.
If on any day a Fund experiences net realized or unrealized gains with respect to futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with the Custodian, as appropriate.
Principal Underwriter
The Funds’ principal underwriter is ACS, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311-4992. ACS is an affiliate of VALIC.
Independent Registered Public Accounting Firm
The Board of Trustees has selected PricewaterhouseCoopers LLP, at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, to serve as the Independent Registered Public Accounting firm of VC II.

MANAGEMENT OF VC II

The following table lists the Trustees and officers of VC II, their ages, current position(s) held with VC II, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (as defined below) and other directorships/trusteeships held outside of the Fund Complex. Unless otherwise noted, the address of each executive officer and Trustee is 2929 Allen Parkway, Houston, Texas 77019. Trustees who are not deemed to be ”interested persons“ of VC II as defined in the 1940 Act are referred to as ”Independent Trustees.“ A Trustee who is deemed to be an ”interested person“ of VC II is referred to as ”Interested Trustee.“ Trustees and officers of VC II are also directors or trustees and officers of some or all of the other investment companies managed or advised by VALIC, administered by SunAmerica and distributed by ACS, and/or other affiliates of VALIC.
Name and Age	Position(s) Held With Fund[1]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee[3]
Independent Trustees
Thomas J. Brown AGE: 75	Trustee	2005– Present	Retired.	59	Trustee, Virtus Funds (2011-Present).
Dr. Judith L. Craven AGE: 75	Trustee	1998– Present	Retired.	83	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-2017); Director, Luby’s Inc. (1998-2019).
Yvonne Montgomery Curl[4] AGE: 65	Trustee	2020-Present	Retired.	59	Director, Encompass Health,provider of post-acutehealthcare services (2004-Present); Director,Community Foundation ofthe Lowcountry (2018-Present); Director,Nationwide Insurance,insurance company (1998-2019); Director, Hilton HeadHumane Association, animal shelter (2006-2019).

Name and Age	Position(s) Held With Fund[1]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee[3]
Dr. Timothy J. Ebner AGE: 71	Trustee	1998– Present	Professor and Head– Department of Neuroscience Medical School (1980-Present) and Pickworth Chair (2000-Present), University of Minnesota; Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	59	Trustee, Minnesota Medical Foundation (2003-2013).
Kenneth J. Lavery Chairman, January 2019 AGE: 70	Chairman and Trustee	2001– Present	Retired. Vice President/CEO, Massachusetts Capital Resource Co. (1982-2013).	59	None.
Dr. John E. Maupin, Jr. AGE: 74	Trustee	1998– Present	Retired. President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	59	Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-2019); Director, LifePoint Hospitals, Inc., hospital management (1999-2018).

Name and Age	Position Held With Fund[1]	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee[2]	Other Directorships Held By Trustee[3]
Interested Trustees
Peter A. Harbeck[5] Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 66	Trustee	2001– Present	Retired June 2019, formerly President (1995-2019), CEO (1997-2019) and Director (1992-2019), SunAmerica; Director, AIG Capital Services, Inc. (”ACS“) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	83	None.
Eric S. Levy[6] 2919 Allen Parkway Houston, TX 77019 AGE: 55	Trustee	2017– Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	59	None.

[1]	Trustees serve until their successors are duly elected and qualified.
[2]	The term ”Fund Complex“ means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies, VALIC. The Fund Complex includes VC I (44 funds), VC II (15 funds), SunAmerica Specialty Series (6 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds),

SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (5 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (60 portfolios), and Seasons Series Trust (19 portfolios).
[3]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., ”public companies“) or other investment companies regulated under the 1940 Act, other than those listed under the preceding column.
[4]	Effective November 1, 2020, Ms. Curl was appointed as an Independent Trustee to VC II’s Board.
[5]	Mr. Harbeck is considered to be an Interested Trustee because he owns shares of American International Group, Inc., the ultimate parent of the Adviser. Until his retirement on June 28, 2019, he served as President, CEO and Director of SunAmerica and Director of ACS.
[6]	Mr. Levy is considered to be an Interested Director because he serves as an officer of the Adviser and AIG, the Adviser’s ultimate parent company.

Name and Age	Position(s) Held With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Officers
Gregory N. Bressler Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 54	Vice President	2005– Present	Senior Vice President and General Counsel (2005-Present); and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Sharon French Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 55	Executive Vice President	2019– Present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	N/A	N/A
Kathleen D. Fuentes Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 51	Vice President, Chief Legal Officer and Secretary	2015– Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
John T. Genoy Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 52	President and Principal Executive Officer	2014– Present	Chief Financial Officer (2002-Present), Senior Vice President (2004-Present), Chief Operating Officer (2006-Present) and Director (2014-Present), SunAmerica.	N/A	N/A

Name and Age	Position(s) Held With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Christopher C. Joe AGE: 51	Chief Compliance Officer	2017– Present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).	N/A	N/A
Matthew J. Hackethal Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 48	Anti-Money Laundering (”AML“) Compliance Officer	2006– Present	Acting Chief Compliance Officer (2016-2017), Vice President (2011-Present), and Chief Compliance Officer, SunAmerica (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Gregory R. Kingston AGE: 54	Treasurer and Principal Financial Officer	2000– Present	Vice President (2001-Present) and Head of Mutual Fund Administration, SunAmerica (2014-Present).	N/A	N/A
Donna McManus Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 59	Vice President and Assistant Treasurer	2014– Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
John Packs 99 High Street Boston, MA 02110 AGE: 65	Vice President and Senior Investment Officer	2001– Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President (2008-Present), SunAmerica.	N/A	N/A
Shawn Parry AGE: 48	Vice President and Assistant Treasurer	2014– Present	Vice President (2014-Present) and Assistant Vice President (2010-2014), SunAmerica.	N/A	N/A
Thomas M. Ward AGE: 54	Vice President	2008– Present	Vice President (2009-Present), VALIC; Vice President, VALIC Financial Advisors, Inc. (2009-Present).	N/A	N/A

Leadership Structure of the Board
Overall responsibility for oversight of the VC II funds (”VALIC Funds“) rests with the Board of Trustees (the ”Board“). The VALIC Funds have engaged VALIC as the investment adviser which oversees the day-to-day operations of the VALIC Funds and have engaged Subadvisers who manage the Funds’ assets on a day-to-day basis. The VALIC Funds have also engaged SunAmerica as the VALIC Funds’ administrator. The Board is responsible for overseeing VALIC, SunAmerica and the Subadvisers and any other service providers in the operations of the VALIC Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, VC II’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-laws and the VALIC Funds’ investment objectives and strategies. The Board is presently composed of eight members, six of whom are Independent Trustees. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Trustees also meet at least quarterly in executive session, at which no Interested Trustees is present. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed Mr. Lavery, an Independent Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including VALIC, SunAmerica, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established four committees, i.e., Audit Committee, Governance Committee, Brokerage Committee and Compliance and Ethics Committee (each, a ”Committee“) to assist the Board in the oversight and direction of the business and affairs of the Funds, and from to time may establish informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.
The VALIC Funds are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of VALIC and SunAmerica, who carry out the Funds’ investment management and business affairs, and also by the Funds’ Subadvisers and other service providers in connection with the services they provide to the Funds. Each of VALIC, SunAmerica, the Subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the VALIC Funds, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, VALIC, SunAmerica, the Subadvisers and the Funds’ other service providers (including the Funds’ distributor and transfer agent), the Funds’ Chief Compliance Officer, the independent registered public accounting firm for the Funds, legal counsel to the Funds, and internal auditors, as appropriate, relating to the operations of the Funds. The Board recognizes that it may not be possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.
Board and Committees
The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, VALIC, the Subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. The Board has also considered the contributions that each Trustee can make to the Board and the VALIC Funds. A Trustee’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, public service and/or academic positions; experience from service as a Trustee of the VALIC Funds and the other funds/portfolios in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Thomas J. Brown. Mr. Brown has served as Trustee since 2005. Mr. Brown is also the Chairman of the Audit Committee and serves as the Audit Committee Financial Expert and as a member of each of the Brokerage Committee, Compliance and Ethics Committee and Governance Committee. An ”Audit Committee Financial Expert“ is defined as a person who has the following attributes: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reporting; and (v) an understanding of audit committee functions. Mr. Brown is a retired Chief Operating Officer and Chief Financial Officer of American General Asset Management, and previously was the Treasurer and CFO of the North American Funds. Mr. Brown also has substantial experience serving on boards of other mutual fund complexes, and is currently a trustee of Virtus Series Fund.
Dr. Judith L. Craven. Dr. Craven has served as Trustee since 1998. Dr. Craven is also the Chairman of the Compliance and Ethics Committee and serves as a member of the Audit, Brokerage and the Governance Committees. Dr. Craven is a retired administrator, and has held numerous executive and directorship positions within the healthcare industry. Dr. Craven has substantial experience serving on local, state, and national boards, and is currently a director of Luby’s Restaurant and SYSCO Corporation, among other organizations.
Yvonne Montgomery Curl. Ms. Curl has served as a Trustee since 2020. In addition, she has nearly 30 years of executive and business experience in various industries. Ms. Curl also has corporate governance experience serving on multiple public company and non-profit boards for nearly 30 years. Ms. Curl serves as a member of each of the Audit Committee, Governance Committee, Brokerage Committee and Compliance and Ethics Committee.
Dr. Timothy J. Ebner. Dr. Ebner has served as Trustee since 1998. Dr. Ebner is also the Chairman of the Brokerage Committee and serves as a member of each of the Audit, the Compliance and Ethics and the Governance Committees. Dr. Ebner is Head of the Department of Neuroscience of the Medical School at the University of Minnesota. Dr. Ebner has experience serving on the boards of other mutual funds, as well as on the boards of several scientific foundations and non-profit organizations. Dr. Ebner is also an editor for the Journal of Neuroscience and is on the editorial board of three other neuroscience journals.
Peter A. Harbeck. Mr. Harbeck previously served as President, Chief Executive Officer and Director of SunAmerica and Director of ACS. As President and Chief Executive Officer, Mr. Harbeck was responsible for all of SunAmerica’s mutual fund businesses. During his over twenty-year tenure at SunAmerica, Mr. Harbeck held various positions, including Chief Operating Officer and Chief Administrative Officer. In addition, Mr. Harbeck has extensive experience on various fund and annuity boards.
Kenneth J. Lavery. Mr. Lavery has served as Trustee since 2001 and as Chairman of the Board since 2019. Mr. Lavery also serves as a member of each of the Audit, the Governance, the Brokerage and the Compliance and Ethics Committees. Mr. Lavery is a retired Vice President of Massachusetts Capital Resource Company at which he had thirty years’ experience. Mr. Lavery also has substantial experience serving on the boards of other mutual funds and fund complexes, and has both board and executive experience at other organizations.
Eric S. Levy. Mr. Levy has served as a Trustee since May 1, 2017. Mr. Levy is Executive Vice President of VALIC and Executive Vice President, Group Retirement of AIG. Mr. Levy is also a Registered Principal for VALIC Financial Advisors, Inc., an affiliate of VALIC. Mr. Levy’s experience spans thirty years in financial services, including mutual funds, sub-advisory services, retirement services and insurance products at Fidelity, Allmerica Financial, Putnam Investments and Mercer and Lincoln Financial Group.
Dr. John E. Maupin, Jr. Dr. Maupin has served as Trustee since 1998. Dr. Maupin is also the Chairman of the Governance Committee and also serves as a member of each of the Audit, the Brokerage and the Compliance and Ethics Committees. Dr. Maupin is the retired President and Chief Executive Officer of Morehouse School of Medicine in Atlanta, Georgia, and has extensive executive and administrative experience at other organizations and companies within the healthcare industry. Dr. Maupin also currently serves on the boards of LifePoint Hospitals, Inc., HealthSouth Corporation, and Regions Financials, Inc.
Effective January 1, 2020, for all VC I and VC II funds, Independent Directors and Trustees receive an annual retainer of $150,000 (Chairman receives an additional $57,750 retainer) and a meeting fee of $13,125 for each Board meeting and $4,000 for each Board meeting conducted by telephone. Audit Committee, Brokerage Committee, Compliance and Ethics Committee and Governance Committee members receive $3,000 for each meeting attended held in conjunction with a Board Meeting. The Audit Committee chair, also the Audit Committee Financial Expert, receives a retainer of $38,500. The Governance Committee chair receives a retainer of $25,000, the Compliance and Ethics Committee chair receives a retainer of $15,000, and the Brokerage Committee chair receives a retainer of $15,000.

The Audit Committee is comprised of all Independent Trustees with Mr. Brown as Chairman and Mr. Brown serving as the ”Audit Committee Financial Expert.“ The Audit Committee recommends to the Board the selection of independent registered public accounting firm for the VALIC Funds and reviews with such independent accounting firm the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent accounting firm regarding the VALIC Funds’ financial statements or books of account. The Audit Committee has a Sub-Committee to approve audit and non-audit services and it is comprised of Mr. Brown, Dr. Ebner and Dr. Maupin. During the VC II fiscal year ended August 31, 2020, the Audit Committee held 4 meetings.
The Governance Committee is comprised of all Independent Trustees, with Dr. Maupin as Chairperson. The Governance Committee recommends to the Board nominees for Independent Trustee membership, reviews governance procedures and Board composition, and periodically reviews Trustee compensation. The VALIC Funds do not have a standing compensation committee. During the VC II fiscal year ended August 31, 2020, the Governance Committee held 5 meetings.
The Brokerage Committee is comprised of all Independent Trustees with Dr. Ebner as the Chairman, The Brokerage Committee reviews brokerage issues but does not meet on a formal basis. During the VC II fiscal year ended August 31, 2020, the Brokerage Committee held 2 meetings.
The Compliance and Ethics Committee is comprised of Ms. Craven (Chairperson), Mr. Brown, Ms. Curl, Dr. Ebner, Mr. Lavery and Dr. Maupin. The Compliance and Ethics Committee addresses issues that arise under the Code of Ethics for the Principal Executive and Principal Accounting Offices as well as any material compliance matters arising under Rule 38a-1 policies and procedures as approved by the Board. During the VC II fiscal year ended August 31, 2020, the Compliance and Ethics Committee held 3 meetings.
The Independent Trustees are reimbursed for certain out-of-pocket expenses by VC II. The Trustees and officers of VC II and members of their families as a group beneficially owned less than 1% of the common stock of each Fund outstanding as of August 31, 2020.
Trustee Ownership of Shares
The following table shows the dollar range of shares beneficially owned by each Trustee.
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family[2]
Thomas J. Brown	$0	$0
Dr. Judith L. Craven	0	0
Yvonne M. Curl	0	0
Dr. Timothy J. Ebner	0	0
Kenneth J. Lavery	0	0
Dr. John E. Maupin, Jr.	0	0

[1]	Includes the value of shares beneficially owned by each Trustee in VC II as of December 31, 2020.
[2]	Includes VC I (44 series) and VC II (15 series).
Interested Trustees
Name of Director	Dollar Range of Equity Securities in the Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family[2]
Peter A. Harbeck	$0	$0
Eric S. Levy	0	0

[1]	Includes the value of shares beneficially owned by each Trustee in VC II as of December 31, 2020.
[2]	Includes VC I (44 series) and VC II (15 series).

As of December 31, 2020, no Independent Trustees or any of their immediate family members owned beneficially or of record any securities in VALIC or ACS or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

Compensation of Trustees
The following table sets forth information regarding compensation and benefits earned by the Independent Trustees for the fiscal year ending August 31, 2020. Interested Trustees are not eligible for compensation or retirement benefits and thus, are not shown below.
Compensation Table
Fiscal Year Ended August 31, 2020
Name of Trustee[1]	Aggregate Compensation From VCII	Total Compensation From Fund Complex Paid to Trustees
Thomas J. Brown	$118,823	$297,056
Dr. Judith L. Craven[2]	109,273	498,973
Yvonne M. Curl[3]	N/A	N/A
Dr. Timothy Ebner[5]	94,157	235,392
Judge Gustavo E. Gonzales[4,5]	94,295	235,738
Kenneth J. Lavery	127,598	318,994
Dr. John E. Maupin, Jr.	115,173	287,931

[1]	Trustees receive no pension or retirement benefits from the Funds or any other funds in the Fund Complex.
[2]	Includes VC I, VC II, Anchor Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Series, Inc., SunAmerica Specialty Series and SunAmerica Money Market Funds, Inc.
[3]	Yvonne M. Curl became a Trustee effective November 1, 2020.
[4]	Judge Gustavo E. Gonzales retired from the Board effective January 1, 2021.
[5]	Dr. Ebner and Judge Gonzales have chosen to defer a portion of VC II compensation under the Deferred Compensation Plan discussed below. As of August 31, 2020, the current value of the deferred compensation is $854,097 and $675,246 for Dr. Ebner and Judge Gonzales, respectively.
The Board has approved a Deferred Compensation Plan (the ”Deferred Plan“) for its Independent Trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The purpose of the Deferred Plan is to permit such Independent Trustees to elect to defer receipt of all or some portion of the fees payable to them for their services to VC II, therefore allowing postponement of taxation of income and tax-deferred growth on the earnings. Under the Deferred Plan, an Independent Trustee may make an annual election to defer all or a portion of his/her future compensation from VC II.
The Funds’ retirement policy age is 75, provided that a Trustee may request an additional year of eligibility as a Trustee if requested by the age of 74 1⁄2, subject to approval by the Board, up to an additional maximum of five additional years (to age 80).

APPENDIX A
Description of Credit Rating Symbols and Definitions
Moody’s Global Long-Term Rating Scale:
Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Moody’s Global Short-Term Ratings Scale:
Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
US Municipal Short-Term Debt Ratings
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
S&P Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on Standard & Poor’s’ analysis of the following considerations:
•	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on a obligation in accordance with the terms of the obligation;
•	The nature and provisions of the financial obligation, and the promise we impute; and
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
Plus (+) or minus (-)
S&P Short-Term Issue Credit Ratings
Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. These categories are as follows:
A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity of the obligor to meet its financial commitments on the obligation.
B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
Dual Ratings: Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).
S&P Active Qualifiers (Currently applied and/or outstanding)
L	Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p	This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.
prelim
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.
•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).
•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.
•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.
•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t	This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
cir	This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.
S&P Inactive Qualifiers (No longer applied or outstanding)
*:  This symbol indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.
c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.
G: The letter ‘G’ followed the rating symbol when a fund’s portfolio consists primarily of direct U.S. government securities.
pr: The letters “pr” indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.
q: A “q” subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The “r” modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an “r” modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the “r” modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Municipal Short-Term Note Ratings
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
Fitch Ratings, Inc.
Long-Term Credit Ratings
Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.
The relationship between issuer and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”). At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.
Investment Grade
AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
Speculative Grade
BB: Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly speculative. “B” ratings indicate that material credit risk is present†.

CCC: Substantial credit risk. “CCC” ratings indicate that substantial credit risk is present†.
CC: Very high levels of credit risk. “CC” ratings indicate very high levels of credit risk†.
C: Exceptionally high levels of credit risk. “C” indicates exceptionally high levels of credit risk†.

†	Table of the Relationship between Performing and Non-performing Corporate Obligations in Low Speculative Grade (Recovery Ratings are discussed in their own section)
Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.
The subscript “emr” is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Obligation Rating	Performing Obligation	Non-performing Obligation
B Category	• Default risk is commensurate with an Issuer Default Rating (“IDR”) in the ranges “BB” to “C”. For issuers with an IDR below “B”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.
• For issuers with an IDR above “B”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.
	• Default risk is commensurate with an IDR in the ranges “B” to “C”.	The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of “RR1”.
CCC Category	• Default risk is commensurate with an IDR in the ranges “B” to “C”.
• For issuers with an IDR below “CCC”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.
• For issuers with an IDR above “CCC”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.
	• Default risk is commensurate with an IDR in the ranges “B” to “C”.	The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of “RR2”.
CC Category	• For issuers with an IDR below “CC”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.
• For issuers with an IDR above “CC”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.
	• Default risk is commensurate with an IDR in the ranges “B” to “C”.	The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of “RR3”.
C Category	• The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.	The obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of “RR4”, “RR5” or “RR6”.

Short-Term Credit Ratings
Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in US public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

APPENDIX B
INVESTMENT PRACTICES
For ease of reference, this table reflects the investment practices in which the Funds may engage . In the event of any discrepancy between this Appendix B and the disclosure contained in the Prospectus and SAI, the latter shall control.
	Aggressive Growth Lifestyle	Conservative Growth Lifestyle	Moderate Growth Lifestyle	Capital Appreciation	Core Bond	Government Money Market II	High Yield Bond
Adjustable Rate Securities	N	N	N	Y	Y	Y	Y
Asset-Backed Securities	N	N	N	Y	Y	N	Y
Bank Obligations	N	N	N	Y	Y	Y	Y
Depositary Receipts	N	N	N	Y	Y	N	Y
Equity Securities	N	N	N	Y	Y (20%)	N	Y (20%)
Common Stock - Large Cap Issuers	N	N	N	Y	Y	N	Y
Common Stocks - Mid-Cap Issuers	N	N	N	Y	Y	N	Y
Common Stocks - Small Cap Issuers	N	N	N	Y	Y	N	Y
Convertible Securities	N	N	N	Y	Y	N	Y
Preferred Stocks	N	N	N	Y	Y	N	Y
Rights (except as noted in Real Estate Securities)	N	N	N	Y	N	N	N
Warrants	N	N	N	Y	Y	N	Y
Eurodollar Obligations	N	N	N	N	Y	N	Y
Fixed-Income Securities (investment grade)	N	N	N	Y	Y (>=80%)	Y	Y
Brady bonds	N	N	N	Y	Y	N	Y
Catastrophe Bonds	N	N	N	Y	Y	N	Y
CBOs	N	N	N	N	N	N	Y
Inflation indexed bonds	N	N	N	Y	Y	N	Y
International Bonds	N	N	N	Y	Y	N	Y
Junk bonds	N	N	N	N	Y (20%)	N	Y(>=80%)
Variable rate demand notes	N	N	N	Y	Y	Y	Y
Zero-coupon bonds	N	N	N	Y	Y	N	Y
Foreign Currency & Foreign Currency Exchange Trans.	N	N	N	Y	Y	N	Y
Forward Contracts	N	N	N	Y	Y	N	Y
Foreign Securities (including non-U.S. denominated)	N	N	N	Y	Y	N	Y (35%)
Equity securities	N	N	N	Y (20%)	Y	N	Y
Fixed-income securities (including money market securities)	N	N	N	Y	Y (40%)	N	Y
Emerging markets	N	N	N	N	Y	N	Y
Hybrid Instruments (Includes indexed or structured securities/notes)	N	N	N	Y (10%)	Y (10%)	N	Y (15%)
Illiquid Securities	N	N	N	Y (15%)	Y (15%)	Y (5%)	Y (15%)
IPOs	N	N	N	N	N	N	N
Lending Portfolio Securities	N	N	N	Y	Y	N	Y
Loan Participations and Assignments	N	N	N	Y	Y	N	Y
Money Market Securities	Y	Y	Y	Y	Y	Y	Y
Mortgage Related Securities	N	N	N	Y	Y	Y	Y
Mortgage pass through securities (including GNMA, FNMA or GHLMC)	N	N	N	Y	Y	Y	Y
CMOs	N	N	N	Y	Y	N	Y
Commercial mort-backed securities	N	N	N	Y	Y	N	Y
Stripped mortgage backed securities	N	N	N	Y	Y	N	Y
CMO residuals	N	N	N	Y	Y	N	Y
Mortgage dollar rolls	N	N	N	Y	Y	N	Y
Options and Futures Contracts	N	N	N	Y	Y	N	Y
Options on securities/indexes	N	N	N	Y	Y	N	Y
Writing/purchasing covered call/put options	N	N	N	Y	Y	N	Y

	Aggressive Growth Lifestyle	Conservative Growth Lifestyle	Moderate Growth Lifestyle	Capital Appreciation	Core Bond	Government Money Market II	High Yield Bond
Futures contracts	N	N	N	Y (not permitted for Eurodollar futures)	Y	N	Y
Options on futures contracts	N	N	N	Y	Y	N	Y
Unlisted options	N	N	N	Y	Y	N	Y
Other Investment Companies (including ETFs)	Y	Y	Y	Y	Y	N	N
Privately Placed Securities	N	N	N	Y	Y	N	Y
Real Estate Securities & REITs	N	N	N	Y	Y	N	Y
Repurchase Agreements	N	N	N	Y	Y	Y	Y
Reverse Repurchase Agreements	N	N	N	Y	Y	N	Y
Rule 144A Securities	N	N	N	Y	Y	Y	Y
Short Sales (Against the Box)	N	N	N	Y	Y	N	Y
Short Sales (Other than Against the Box)	N	N	N	N	Y (up to 5%)	N	Y (5%)
Structured Notes	N	N	N	Y	Y	N	Y
Swap Agreements (5% limitation on any single contract)	N	N	N	Y	Y	N	Y
Credit default swaps	N	N	N	N	Y (10%)	N	Y (10%)
Currency exchange rate swaps	N	N	N	Y	Y	N	Y
Equity swaps	N	N	N	Y	Y	N	Y
Interest rate swaps	N	N	N	Y	Y	N	Y
Unseasoned Issuers	N	N	N	N	Y	N	Y
When-Issued (delayed-delivery) Securities	N	N	N	Y	Y	Y	Y

	International Opportunities	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap Growth	Small Cap Value	U.S. Socially Responsible	Strategic Bond
Adjustable Rate Securities	Y	Y	Y	Y	Y	Y	Y	Y
Asset-Backed Securities	Y	Y	Y	Y	Y	Y	Y	Y
Bank Obligations	Y	Y	Y	Y	Y	Y	Y	Y
Depositary Receipts	Y	Y	Y	Y	Y	Y	Y	Y
Equity Securities	Y	Y	Y	Y	Y	Y	Y (>=80%)	Y (20%)
Common Stock - Large Cap Issuers	Y	Y (>=80%)	Y	Y	Y	Y	Y	Y
Common Stocks - Mid-Cap Issuers	Y (>=80% small to mid cap)	Y	Y (>=80%)	Y (>=80%)	Y	Y	Y	Y
Common Stocks - Small Cap Issuers	Y (>=80% small to mid cap)	Y	Y	Y	Y (>=80%)	Y (>=80%)	Y	Y
Convertible Securities	Y	Y	Y	Y	Y	Y	Y	Y
Preferred Stocks	Y	Y	Y	Y	Y	Y	Y	Y
Rights (except as noted in Real Estate Securities)	Y	Y	Y	N	Y	Y	Y	Y
Warrants	Y	Y	Y	Y	Y	Y	Y	Y
Eurodollar Obligations	Y	Y	Y	Y	Y	Y	Y	Y
Fixed-Income Securities (investment grade)	Y	Y	Y	Y	Y	Y	Y	Y (>=80%)
Brady bonds	Y	Y	Y	Y	Y	N	Y	Y
Catastrophe Bonds	Y	Y	Y	Y	Y	N	Y	Y
CBOs	N	N	N	N	N	N	N	N
Inflation indexed bonds	Y	Y	Y	Y	Y	Y	Y	Y
International Bonds	Y	Y	Y	Y	Y	N	Y	Y
Junk bonds	N	N	N	Y (5%)	N	N	N	Y
Variable rate demand notes	Y	Y	Y	Y	Y	Y	Y	Y
Zero-coupon bonds	Y	Y	Y	Y	Y	Y	Y	Y
Foreign Currency & Foreign Currency Exchange Trans.	Y	Y	Y	Y	Y (25%)	Y	Y	Y
Forward Contracts	Y	Y	Y	Y	Y	Y	Y	Y

	International Opportunities	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap Growth	Small Cap Value	U.S. Socially Responsible	Strategic Bond
Foreign Securities (including non-U.S. denominated)	Y (100%)	Y	Y (25%)	Y (20%)	Y	Y (25%)	Y (20%)	Y (50%)
Equity securities	Y (>=80%)	Y (20%)	Y	Y	Y	Y	Y	Y
Fixed-income securities (including money market securities)	Y	Y	Y	Y	Y	Y	Y	Y
Emerging markets	Y	Y	Y	Y	Y	Y	Y	Y (25%)
Hybrid Instruments (Includes indexed or structured securities/notes)	Y (10% hybrids)Y (<=5% P-notes)	N	Y (10%)	Y (10%)	Y (10%)	Y (10%)	Y (10%)	Y (10%)
Illiquid Securities	Y (15%)	Y (15%)	Y (15%)	Y (15%)	Y (15%)	Y (15%)	Y (15%)	Y (15%)
IPOs	Y	Y	Y	Y	Y	Y	N	N
Lending Portfolio Securities	Y	Y	Y	Y	Y	Y	Y	Y
Loan Participations and Assignments	Y	Y	Y	Y	Y	Y	Y	Y
Money Market Securities	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage Related Securities	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage pass through securities (including GNMA, FNMA or GHLMC)	Y	Y	Y	Y	Y	Y	Y	Y
CMOs	Y	Y	Y	Y	Y	Y	Y	Y
Commercial mort-backed securities	Y	Y	Y	Y	Y	Y	Y	Y
Stripped mortgage backed securities	Y	Y	Y	Y	Y	Y	Y	Y
CMO residuals	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage dollar rolls	Y	Y	Y	Y	Y	Y	Y	Y
Options and Futures Contracts	Y	Y	Y	Y	Y	Y	Y	Y
Options on securities/indexes	Y	Y	Y	Y	Y	Y	Y	Y
Writing/purchasing covered call/put options	Y (on foreign currencies also)	Y	Y	Y	Y	Y	Y	Y
Futures contracts	Y	Y	Y	Y	Y	Y	Y	Y
Options on futures contracts	Y	Y	Y	Y	Y	Y	Y	Y
Unlisted options	Y	Y	Y	Y	Y	Y	Y	Y
Other Investment Companies (including ETFs)	Y	Y	Y	Y	Y	Y	Y	Y
Privately Placed Securities	Y	Y	Y	Y	Y	Y	Y	Y
Real Estate Securities & REITs	Y	Y	Y	Y	Y	Y	Y	Y
Repurchase Agreements	Y	Y	Y	Y	Y	Y	Y	Y
Reverse Repurchase Agreements	Y	Y	Y	Y	Y	Y	Y	Y
Rule 144A Securities	Y	Y	Y	Y	Y	Y	Y	Y
Short Sales (Against the Box)	Y	Y	Y	Y	Y	Y	Y	Y
Short Sales (Other than Against the Box)	N	N	N	N	N	N	N	Y (5%)
Structured Notes	Y	Y	Y	Y	Y	Y	Y	Y
Swap Agreements (5% limitation on any single contract)	Y	Y	Y	Y	Y	Y	Y	Y
Credit default swaps	N	N	N	N	N	N	N	Y (10%)
Currency exchange rate swaps	Y	Y	Y	Y	Y	Y	Y	Y
Equity swaps	Y	Y	Y	Y	Y	Y	Y	Y
Interest rate swaps	Y	Y	Y	Y	Y	Y	Y	Y
Unseasoned Issuers	Y (up to 4%)	N	Y	N	Y	Y	N	Y
When-Issued (delayed-delivery) Securities	Y	Y	Y	Y	Y	Y	Y	Y

PART C
OTHER INFORMATION
ITEM 28. EXHIBITS
a.	(1)		Amended and Restated Agreement and Declaration of Trust dated October 26, 2010. Incorporated herein by reference to Post-Effective Amendment Number 17 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2010 (File Nos. 333-53589/811-08789).
	(2)		Amended and Restated Certificate of Designation dated October 26, 2010, (Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Small Cap Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Money Market II Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund and Strategic Bond Fund). Incorporated herein by reference by Post-Effective Amendment Number 17 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2010 (File Nos. 333-53589/811-08789).
	(3)		Second Amended and Restated Certificate of Designation dated June 4, 2019 (U.S. Socially Responsible Fund) (Filed herewith).
	(4)		Second Amended and Restated Certificate of Designation of International Opportunities Fund, formerly known as International Small Cap Equity Fund. Incorporated herein by reference to Post-Effective Amendment Number 19 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 19, 2012 (File Nos. 333-53589/811-08789).
	(5)		Amended and Restated Certificate of Designation of Government Money Market II Fund, formerly known as Money Market II Fund dated September 28th, 2016. Incorporated herein by reference to Post-Effective Amendment Number 27 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2016 (File Nos. 333-53589/811-08789).
	(6)		Written Instrument for Officer (Eric S. Levy) dated April 25, 2017. Incorporated herein by reference to Post-Effective Amendment Number 31 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 29, 2017 (File Nos. 333-53589/811-08789).
b.			Amended and Restated Bylaws effective October 26, 2010. Incorporated herein by reference to Post-Effective Amendment Number 17 Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2010 (File Nos. 333-53589/811-08789).
c.			Not Applicable.
d.	(1)	(a)	Investment Advisory Agreement between the Registrant and The Variable Annuity Life Insurance Company (“VALIC”). Incorporated herein by reference to Registrant’s Form N-1A/A registration statement filed with the Securities and Exchange Commission on September 2, 1998 (File Nos. 333-53589/811-08789, Accession No. 0000950129-98-003747).
		(b)	Amendment No. 1 to the Investment Advisory Agreement dated December 10, 2007. Incorporated herein by reference to Post-Effective Amendment Number 15 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 18, 2009 (File Nos. 333-53589/811-08789).
		(c)	Amendment No. 2 to the Investment Advisory Agreement dated July 24, 2009 Incorporated herein by reference to Post-Effective Amendment Number 15 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 18, 2009 (File Nos. 333-53589/811-08789).
		(d)	Amendment No. 3 to the Investment Advisory Agreement dated December 1, 2009. Incorporated herein by reference to Post-Effective Amendment Number 15 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 18, 2009 (File Nos. 333-53589/811-08789).
		(e)	Amendment No. 4 to the Investment Advisory Agreement dated December 14, 2009. Incorporated herein by reference to Post-Effective Amendment Number 15 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 18, 2009 (File Nos. 333-53589/811-08789).
		(f)	Amendment No. 5 to the Investment Advisory Agreement dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment Number 16 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 21, 2010 (File Nos. 333-53589/811-08789).
		(g)	Amendment No. 6 to the Investment Advisory Agreement dated June 7, 2010. Incorporated herein by reference to Post-Effective Amendment Number 16 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 21, 2010 (File Nos. 333-53589/811-08789).
1

(2)	(a)	(1)Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. dated December 10, 2007. Incorporated herein by reference to Post-Effective Amendment Number 13 the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2007 (File Nos. 333-53589/811-08789).
(2) Amendment No.1 to the Investment Sub-Advisory Agreement between VALIC and J.P Morgan Investment Management Inc. dated January 1, 2020. Incorporated herein by reference to Post-Effective Amendment Number 35 the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2019 (File Nos. 333-53589/811-08789).
(3) Assignment and Assumption Agreement between VALIC and J.P. Morgan Investment Management Inc. dated December 31, 2009 (Filed herewith).
	(b)	(1) Investment Subadvisory Agreement between VALIC and Janus Capital Management, LLC (Large Cap Value Fund) dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment Number 31 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 29, 2017 (File Nos. 333-53589/811-08789).
(2) Investment Sub-Sub-Advisory Agreement between Janus and Perkins (Large Cap Value Fund) dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment Number 31 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 29, 2017 (File Nos. 333-53589/811-08789).
	(c)	Investment Subadvisory Agreement between VALIC and PineBridge Investments, LLC dated March 26, 2010. Incorporated herein by reference to Post-Effective Amendment Number 16 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 21, 2010 (File Nos. 333-53589/811-08789).
	(d)	Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp. dated March 26, 2010 (Filed herewith).
	(e)	(1) Investment Sub-Advisory Agreement between VALIC and Mellon Investment Corporation (formerly, The Boston Company) dated June 7, 2010 (Filed herewith).
(2) Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Mellon Investment Corporation (formerly, The Boston Company) dated December 5, 2011 (Filed herewith).
(3) Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Mellon Investment Corporation (formerly, The Boston Company) dated April 29, 2014 (Filed herewith).
	(f)	(1) Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP dated January 1, 2002. Incorporated herein by reference to Post-Effective Amendment Number 5 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 11, 2002 (File Nos. 333-53589/811-08789, Accession No. 0000950129-02-000161).
(2) Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wellington Management dated October 19, 2005. Incorporated herein by reference to Post-Effective Amendment Number 11 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 12, 2005 (File Nos. 333-53589/811-08789, Accession No. 0000950129-05-011829).
(3) Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Wellington Management dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment Number 13 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2007 (File Nos. 333-53589/811-08789).
(4) Amendment No. 3 to the Investment Sub-Advisory Agreement between VALIC and Wellington Management dated July 24, 2009. Incorporated herein by reference to Post-Effective Amendment Number 15 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 18, 2009 (File Nos. 333-53589/811-08789).
(5) Amendment No. 4 to the Investment Sub-Advisory Agreement between VALIC and Wellington Management dated February 1, 2016. Incorporated herein by reference to the Registrant’s Form N-SAR registration statement filed with the Securities and Exchange Commission on April 29, 2016 (File Nos. 333-53589/811-08789).
(6) Amendment No. 5 to the Investment Sub-Advisory Agreement between VALIC and Wellington Management (Mid Cap Growth) dated June 6, 2017. Incorporated herein by reference to Post-Effective Amendment Number 31 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 29, 2017 (File Nos. 333-53589/811-08789).
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		(g)	Investment Sub-Advisory Agreement between Robeco Investment Management, Inc. (d/b/a Boston Partners) dated July 1, 2013. Incorporated herein by reference to Post-Effective Amendment Number 21 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 19, 2013 (File Nos. 333-53589/811-08789).
		(h)	Investment Subadvisory Agreement between VALIC and Massachusetts Financial Services Company dated June 20, 2012. Incorporated herein by reference to Post-Effective Amendment Number 19 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 19, 2020 (File Nos. 333-53589/811-08789).
		(i)	Investment Sub-Advisory Agreement between VALIC and Delaware Investments Fund Advisers dated March 1, 2016. Incorporated herein by reference to Post-Effective Amendment Number 29 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 29, 2016 (File Nos. 333-53589/811-08789).
		(j)	Investment Sub-Advisory Agreement between VALIC and BMO Asset Management Corp. dated June 7, 2018. Incorporated herein by reference to Post-Effective Amendment Number 33 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2018 (File Nos. 333-53589/811-08789).
e.			Distribution Agreements between Registrant and SunAmerica Capital Services, Inc. dated June 29, 2013. Incorporated herein by reference to Post-Effective Amendment Number 21 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 19, 2013 (File Nos. 333-53589/811-08789).
f.			Not Applicable.
g.	(1)	(a)	Amendment to Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 18, 2006. Incorporated herein by reference to Post-Effective Amendment Number 12 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 11, 2006 (File Nos. 333-53589/811-08789, Accession No. 0000950129-06-010064).
		(b)	Master Custodian Agreement dated January 18, 2006. Incorporated herein by reference to Post-Effective Amendment Number 12 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 11, 2006 (File Nos. 333-53589/811-08789, Accession No. 0000950129-06-010064).
		(c)	Confidential Fee Schedule, effective October 1, 2013, to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006 (Filed herewith).
		(d)	Amendment to the Confidential Fee Schedule, effective June 29, 2018, to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective October 1, 2013. Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2019 (File Nos. 333-53589/811-08789).
	(2)	(a)	Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company effective December 1, 2008. Incorporated herein by reference to Post-Effective Amendment Number 31 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 29, 2017 (File Nos. 333-53589/811-08789).
		(b)	First Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company dated June 9, 2011. Incorporated herein by reference to Post-Effective Amendment Number 31 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 29, 2017 (File Nos. 333-53589/811-08789).
		(c)	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company dated July 15, 2014. (Filed herewith).
		(d)	Third Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company dated September 20, 2016. (Filed herewith).
h.	(1)		Master Transfer Agency and Service Agreement between Registrant and VALIC dated September 1, 2014. Incorporated herein by reference to Post-Effective Amendment Management 22 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 17, 2014 (File Nos. 333-53589/811-08789).
	(2)		Form of Data Access Services Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Registrant’s Form N-1A/A registration statement filed with the Securities and Exchange Commission on September 2, 1998 (File Nos. 333-53589/811-08789, Accession No. 0000950129-98-003747).
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	(3)		Amended and Restated Accounting Services Agreement between Registrant and VALIC dated April 1, 2001. Incorporated herein by reference to Post-Effective Amendment Number 4 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 18, 2001 (File Nos. 333-53589/811-08789, Accession No. 0000950129-01-504549).
	(4)		Amended and Restated Administrative Service Agreement between the Registrant and VALIC dated October 20, 2007. Incorporated herein by reference to Post-Effective Amendment Number 2 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 3, 2000 (File Nos. 333-53589/811-08789, Accession No. 0000950129-00-000021).
	(5)	(a)	Shareholder Services Agreement between the Registrant and VALIC dated July 17, 2001. Incorporated herein by reference to Post-Effective Amendment Management 4 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 18, 2001 (File Nos. 333-53589/811-08789, Accession No. 0000950129-01-504549).
		(b)	Amended Schedule A dated August 14, 2012. Incorporated herein by reference Post-Effective Amendment Number 19 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 19, 2012 (File Nos. 333-53589/811-08789).
	(6)		Remote Access Service Agreement between Registrant and State Street Bank and Trust Company dated August 18, 2003. Incorporated herein by reference to Post-Effective Amendment Number 8 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 18, 2003 (File Nos. 333-53589/811-08789, Accession No. 0000950129-03-006222).
	(7)	(a)	Amended and Restated Administrative Services Agreement between the Registrant and AIG SunAmerica Asset Management Corp. dated October 30, 2007. Incorporated herein by reference to Post-Effective Amendment Number 13 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2007 (File Nos. 333-53589/811-08789).
		(b)	Amended Schedule I dated August 14, 2012 to Amended and Restated Administrative Services Agreement between the Registrant and AIG SunAmerica Asset Management Corp. Incorporated herein by reference to Post-Effective Amendment Number 19 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 19, 2012 (File Nos. 333-53589/811-08789)
	(8)		Advisory Fee Waiver Agreement between Variable Annuity Life Insurance Company and VALIC Company II dated January 1, 2020 (Small Cap Growth Fund). Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2019 (File Nos. 333-53589/811-08789).
	(9)		Amended & Restated Expense Limitation Agreement between Registrant and VALIC, dated January 1, 2020. Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2019 (File Nos. 333-53589/811-08789).
i.			Opinion and Consent of Counsel dated December 21, 2010. Incorporated by Reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on From N-1A filed on December 23, 2010. (File Nos. 333-53589/811-08789).
j.			Consent of Independent Registered Public Accounting Firm (Filed herewith).
k.			Not Applicable.
l.			Subscription Agreements dated September 1, 1998. Incorporated herein by reference to Registrant’s Form N-1A/A registration statement filed with the Securities and Exchange Commission on September 2, 1998 (File Nos. 333-53589/811-08789, Accession No. 0000950129-98-003747).
m.			Not Applicable.
n.			Not Applicable.
o.			Reserved.
p.	(1)		Code of Ethics – PineBridge Investments LLC , effective October 2018 Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2019 (File Nos. 333-53589/811-08789).
	(2)		Code of Ethics – Wellington Management Company, LLP dated June 1, 2020 (Filed herewith).
	(3)		Code of Ethics – SunAmerica Asset Management, LLC. dated December 1, 2020 (Filed herewith).
	(4)		Code of Ethics – J.P. Morgan Investment Management Inc. dated January 30, 2019 Incorporated herein by reference to Post-Effective Amendment Number 35 the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2019 (File Nos. 333-53589/811-08789).
	(5)		Code of Ethics – Janus Capital Management, LLC & Perkins Investment Management, LLC dated November 11, 2019, effective January 1, 2020 (Filed herewith).
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	(6)	Code of Ethics –Mellon Investment Corporation dated January 15, 2019. Incorporated herein by reference to Post-Effective Amendment Number 35 the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 23, 2019 (File Nos. 333-53589/811-08789).
	(7)	Code of Ethics – VALIC Company I and VALIC Company II. dated December 1, 2020 (Filed herewith).
	(8)	Code of Ethics – Delaware Investments Fund Advisers dated September 8, 2020 (Filed herewith).
	(9)	Code of Ethics – BMO Asset Management Corp dated October 30, 2019 (Filed herewith).
	(10)	Code of Ethics – Boston Partners dated as of May 2020 (Filed herewith).
	(11)	Code of Ethics - Massachusetts Financial Services Company dated December 16, 2019 (Filed herewith).
q.		Power of Attorney (Filed herewith).
EX-101.SCH		XBRL Taxonomy Extension Schema Document
EX-101.CAL		XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF		XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB		XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE		XBRL Taxonomy Extension Presentation Linkbase
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
No person is controlled by or under common control with the Registrant.
ITEM 30. INDEMNIFICATION
The Registrant’s Amended and Restated Declaration of Trust made as of October 26, 2010, Article VIII, Section 8.4 provides as follows:
Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person’s heirs, executors, administrators or personal representative, referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person:
(i)	did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust;
(ii)	had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office
(iii)	for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”).
A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion.
Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
Section 3 of the Investment Advisory Agreement (the “Agreement”) between the Registrant and VALIC provides that VALIC shall not be liable to the Registrant, or to any shareholder of the Registrant, for any act or omission in rendering services under
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the Agreement, or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of VALIC.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
The only employment of a substantial nature of VALIC’s directors and officers is with VALIC and its affiliated companies. Reference is also made to the caption “Management” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Adviser” of the Statement of Additional Information which comprises Part B of the Registration Statement.
ITEM 32. PRINCIPAL UNDERWRITERS
a.	AIG Capital Services, Inc. (the “Distributor”), formerly SunAmerica Capital Services, Inc., formerly American General Distributors, Inc., acts as distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, A.G. Separate Account A and VALIC Company I (“VC I”). The principal business address for all the officers and directors shown below, unless otherwise noted, is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311-4992.
(b)	The following information is furnished with respect to each officer and director of the Distributor.

Name and Principal Business Address	Position and Offices With Underwriter AIG Capital Services, Inc.
James Nichols	Director, President and Chief Executive Officer
Michael Fortey	Chief Compliance Officer
Stephen Maginn 21650 Oxnard St. Woodland Hills, CA 91367	Director, Senior Vice President
Frank P. Curran	Vice President, Controller, Financial Operations Principal, Chief Financial Officer and Treasurer
Mallary L. Reznik 21650 Oxnard St. Woodland Hills, CA 91367	Vice President
John T. Genoy*	Vice President
Michael E. Treske 21650 Oxnard St. Woodland Hills, CA 91367	Chief Distribution Officer, Mutual Funds & Variable Annuities
Thomas Clayton Spires 2727A Allen Parkway Houston, TX 77019	Vice President and Tax Officer
Daniel R. Cricks 2727A Allen Parkway Houston, TX 77019	Vice President and Tax Officer
Julie A. Cotton Hearn 2919 Allen Parkway Houston, TX 77019	Vice President and Secretary
Rosemary Foster 2919 Allen Parkway Houston, TX 77019	Assistant Secretary
Virginia N. Puzon 21650 Oxnard St. Woodland Hills, CA 91367	Assistant Secretary
* John T. Genoy also serves as President of the Registrant and VC I.
(c)	Not applicable.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:
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THE DEPOSITOR:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019
THE CUSTODIAN:
The State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
THE ADMINISTRATOR:
SunAmerica Asset Management, LLC
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311
INVESTMENT SUB-ADVISERS:
BMO Asset Management Corp.
115 S. LaSalle Street
Chicago, Illinois 60603
Boston Partners Global Investors, Inc.
60 East 42nd Street, Suite 1550
New York, New York 10165
Delaware Investments Fund Advisers
610 Market Street
Philadelphia, Pennsylvania 19106
J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, New York 10017
Janus Capital Management, LLC
151 Detroit Street
Denver, Colorado 80206
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
Mellon Investment Corporation
One Boston Place
Boston, Massachusetts 02108
PineBridge Investments LLC
Park Avenue Tower, 65 East 55th
New York, New York 10022
SunAmerica Asset Management, LLC
Harborside 5, 185 Hudson Street, Suite 3300
Jersey City, New Jersey 07311
Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02210
Item 34. Management Services.
There is no management-related service contract not discussed in Parts A or B of this Form N-1A.
Item 35. Undertakings.
Inapplicable.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 37 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 18th day of December, 2020.
VALIC Company II (Registrant)
By:	/s/ John T. Genoy
John T. Genoy President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:
	Signature	Title	Date
	/s/ JOHN T. GENOY	President (Principal Executive Officer)	December 18, 2020
John T. Genoy
	/s/ GREGORY R. KINGSTON	Treasurer (Principal Financial and Accounting Officer)	December 18, 2020
Gregory R. Kingston
	*	Director	December 18, 2020
Thomas J. Brown
	*	Director	December 18, 2020
Judith Craven
	*	Director	December 18, 2020
Yvonne M.Curl
	*	Director	December 18, 2020
Timothy J. Ebner
	*	Director	December 18, 2020
Gustavo E. Gonzales, Jr.
	*	Director	December 18, 2020
Peter A. Harbeck
	*	Director	December 18, 2020
Kenneth J. Lavery
	*	Director	December 18, 2020
Eric S. Levy
	*	Director	December 18, 2020
John E. Maupin, Jr.
*By	/s/ EDWARD J. GIZZI
Edward J. Gizzi Attorney-in-Fact
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